                                                              Semi-Annual Report






                                                      TIAA Separate Account VA-1
                                                             Stock Index Account






                                                Financial Statements (Unaudited)
                                              including Statement of Investments






                                                                   June 30, 2001
                                                                     [TIAA LOGO]

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT

                    INDEX TO UNAUDITED FINANCIAL STATEMENTS
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

                                                              PAGE
                                                              ----
Statement of Assets and Liabilities.........................     2
Statement of Operations.....................................     3
Statements of Changes in Net Assets.........................     4
Notes to Financial Statements...............................     5
Statement of Investments....................................     8

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 JUNE 30, 2001
          (amounts in thousands, except amount per accumulation unit)

ASSETS
     Investments, at cost...................................         $733,185
     Net unrealized appreciation of investments.............          166,165
                                                                     --------
     Investments, at value..................................          899,350
     Cash...................................................               15
     Receivable from securities transactions................           22,188
     Amounts due from TIAA General Account..................               13
     Dividends and interest receivable......................              698
                                                                     --------
                                                TOTAL ASSETS          922,264
                                                                     --------

LIABILITIES
     Payable for securities transactions....................           23,824
                                                                     --------
                                           TOTAL LIABILITIES           23,824
                                                                     --------

NET ASSETS -- Accumulation Fund.............................         $898,440
                                                                     ========

NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6.....           12,714
                                                                     ========

NET ASSET VALUE PER ACCUMULATION UNIT--Note 5...............           $70.66
                                                                     ========

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENT OF OPERATIONS (UNAUDITED)
                         SIX MONTHS ENDED JUNE 30, 2001
                             (amounts in thousands)

INVESTMENT INCOME
  Income:
     Interest...............................................         $     29
     Dividends..............................................            5,632
                                                                     --------
                                                TOTAL INCOME            5,661
                                                                     --------
  Expenses--Note 3:
     Investment advisory charges............................            1,366
     Administrative expenses................................              911
     Mortality and expense risk charges.....................              455
                                                                     --------
                                      EXPENSES BEFORE WAIVER            2,732
     Investment advisory charges waived.....................           (1,047)
                                                                     --------
                                                NET EXPENSES            1,685
                                                                     --------
                                      INVESTMENT INCOME--NET            3,976
                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS--Note 4
     Net realized gain on investments.......................            6,999
     Net change in unrealized appreciation on investments...          (73,473)
                                                                     --------
             NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS          (66,474)
                                                                     --------

        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $(62,498)
                                                                     ========

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (amounts in thousands)

                                                                 SIX MONTHS
                                                                    ENDED             YEAR ENDED
                                                                  JUNE 30,           DECEMBER 31,
                                                                    2001                 2000
                                                                 -----------         ------------
                                                                 (UNAUDITED)
FROM OPERATIONS
  Investment income--net................................          $  3,976            $    8,641
  Net realized gain on investments......................             6,999                36,794
  Net change in unrealized appreciation on
     investments........................................           (73,473)             (127,492)
                                                                  --------            ----------
                              NET DECREASE IN NET ASSETS
                               RESULTING FROM OPERATIONS           (62,498)              (82,057)
                                                                  --------            ----------
FROM CONTRACTOWNER TRANSACTIONS
  Premiums..............................................            25,317                90,169
  Net contractowner transfers (to) from fixed account...           (36,270)                3,408
  Withdrawals and death benefits........................           (19,297)              (52,886)
                                                                  --------            ----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
                         FROM CONTRACTOWNER TRANSACTIONS           (30,250)               40,691
                                                                  --------            ----------
                              NET DECREASE IN NET ASSETS           (92,748)              (41,366)
NET ASSETS
  Beginning of year.....................................           991,188             1,032,554
                                                                  --------            ----------
  End of period.........................................          $898,440            $  991,188
                                                                  ========            ==========

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--ORGANIZATION

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee of VA-1.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and includes amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

FEDERAL INCOME TAXES: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.

NOTE 3--MANAGEMENT AGREEMENTS

Daily charges are deducted from the net assets of the Account for services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4--INVESTMENTS

At June 30, 2001, the net unrealized appreciation on investments was $166,164,954, consisting of gross unrealized appreciation of $250,821,346 and gross unrealized depreciation of $84,656,392.

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 2001, were $68,653,339 and $94,392,731, respectively.

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                    SIX MONTHS                 YEARS ENDED DECEMBER 31,
                                      ENDED         -----------------------------------------------
                                 JUNE 30, 2001(1)    2000      1999      1998      1997      1996
                                 ----------------   -------   -------   -------   -------   -------
                                   (UNAUDITED)
Per Accumulation Unit data:
  Investment income............      $  .441        $  .966   $  .961   $  .908   $  .847   $  .807
  Expenses.....................         .131           .301      .270      .223      .182      .150
                                     -------        -------   -------   -------   -------   -------
  Investment income-net........         .310           .665      .691      .685      .665      .657
  Net realized and unrealized
     gain (loss) on
     investments...............       (5.038)        (7.024)   13.051    12.407    12.429     6.755
                                     -------        -------   -------   -------   -------   -------
  Net increase (decrease) in
     Accumulation Unit Value...       (4.728)        (6.359)   13.742    13.092    13.094     7.412
  Accumulation Unit Value:
     Beginning of year.........       75.392         81.751    68.009    54.917    41.823    34.411
                                     -------        -------   -------   -------   -------   -------
     End of period.............      $70.664        $75.392   $81.751   $68.009   $54.917   $41.823
                                     =======        =======   =======   =======   =======   =======
Total return...................       (6.27%)        (7.78%)   20.21%    23.84%    31.31%    21.54%
Ratio to Average Net Assets:
  Expenses (2).................        0.18%          0.37%     0.37%     0.37%     0.37%     0.40%
  Investment income-net........        0.43%          0.82%     0.95%     1.14%     1.36%     1.74%
Portfolio turnover rate........        7.45%         20.68%    37.93%    45.93%     2.39%     4.55%
Thousands of Accumulation Units
  outstanding at end of
  period.......................       12,714         13,147    12,630    11,145     9,901     6,768

(1) The percentages shown for this period are not annualized.

(2) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 3).

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                               SIX MONTHS      YEAR ENDED
                                                                  ENDED       DECEMBER 31,
                                                              JUNE 30, 2001       2000
                                                              -------------   ------------
                                                               (UNAUDITED)
Accumulation Units:
  Credited for premiums.....................................      354,010       1,116,722
  Credited (cancelled) for transfers and disbursements......     (786,888)       (600,122)
  Outstanding:
     Beginning of year......................................   13,147,071      12,630,471
                                                               ----------      ----------
     End of period..........................................   12,714,193      13,147,071
                                                               ==========      ==========

NOTE 7--LINE OF CREDIT

The Account participates in a $2.5 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of contractowner redemptions that otherwise might require the untimely disposition of securities. Certain accounts/funds of College Retirement Equities Fund, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds, each of which are managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts/funds. Interest associated with any borrowing under the facility will be charged to the borrowing accounts/funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2001, there were no borrowings under this credit facility by the Account.

               TIAA SEPARATE ACCOUNT VA-1 -- STOCK INDEX ACCOUNT
                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2001

  PRINCIPAL                                          VALUE (000)
  ---------                                          -----------
 CORPORATE BONDS -- 0.00%
CONSUMER CYCLICAL -- 0.00%
                EXCEL LEGACY CORP
$ 3,000            9.000%, 11/05/04................   $      3
  1,000           10.000%, 11/05/04................          1
  1,950         UGLY DUCKLING CORP (SUB DEB)
                  12.000%, 10/23/2003..............          2
                                                      --------
                TOTAL CONSUMER CYCLICAL............          6
                                                      --------
FINANCIAL SERVICES -- 0.00%
 10,000         NHI HEALTH (DEB)
                   8.500%, 01/01/06................         10
                                                      --------
                TOTAL FINANCIAL SERVICES...........         10
                                                      --------
                TOTAL CORPORATE BONDS
                  (Cost $16,725)...................         16
                                                      --------
SHARES
------
 PREFERRED STOCK -- 0.01%
BASIC INDUSTRIES -- 0.01%
  2,280         SEALED AIR CORP (NEW)..............         91
                                                      --------
                TOTAL BASIC INDUSTRIES.............         91
                                                      --------
CONSUMER CYCLICAL -- 0.00%
  2,800         O'SULLIVAN INDUSTRIES HOLDINGS,
                  INC..............................          1
                                                      --------
                TOTAL CONSUMER CYCLICAL............          1
                                                      --------
FINANCIAL SERVICES -- 0.00%
    447         CORRECTIONS CORP OF AMERICA (CLASS
                  B)...............................          6
                                                      --------
                TOTAL FINANCIAL SERVICES...........          6
                                                      --------
HEALTH CARE -- 0.00%
  3,500         FRESENIUS MEDICAL CARE HOLDINGS....          0
                                                      --------
                TOTAL HEALTH CARE..................          0
                                                      --------
TECHNOLOGY -- 0.00%
    503         SUPERIOR TRUST I SERIES A..........          8
                                                      --------
                TOTAL TECHNOLOGY...................          8
                                                      --------
                TOTAL PREFERRED STOCK
                  (Cost $154,143)..................        106
                                                      --------
COMMON STOCK -- 99.70%
AEROSPACE AND DEFENSE -- 1.06%
  1,761         AAR CORP...........................         30
  1,050      *  ALLIANT TECHSYSTEMS, INC...........         94
  1,100      *  ARMOR HOLDINGS, INC................         17
  1,354      *  AVIALL, INC........................         15
 63,996         BOEING CO..........................      3,558
    875      *  DRS TECHNOLOGIES, INC..............         20
 15,556      *  ECHOSTAR COMMUNICATIONS CORP (CLASS
                  A)...............................        504
    482         ENGINEERED SUPPORT SYSTEMS, INC....         19
 14,708         GENERAL DYNAMICS CORP..............      1,144
 64,177      *  GENERAL MOTORS CORP (CLASS H)......      1,300
    600         HEICO CORP.........................         12
  1,700      *  HEXCEL CORP........................         22
  1,500         KAMAN CORP (CLASS A)...............         27
 26,149         LOCKHEED MARTIN CORP...............        969
    600      *  MOOG, INC (CLASS A)................         23
  5,977         NORTHROP GRUMMAN CORP..............        479
  2,900      *  ORBITAL SCIENCES CORP..............         11
  2,169      *  PANAMSAT CORP......................         84
  3,152      *  PEGASUS COMMUNICATIONS CORP........         71
  7,048         PERKINELMER, INC...................        194
  3,900         PRECISION CASTPARTS CORP...........        146
 25,169         RAYTHEON CO........................        668

 SHARES                                              VALUE (000)
 ------                                              -----------
  2,750      *  REMEC, INC.........................   $     34
  2,286      *  TELEDYNE TECHNOLOGIES, INC.........         35
  1,200      *  TRIUMPH GROUP, INC.................         59
    988      *  VIASAT, INC........................         24
                                                      --------
                TOTAL AEROSPACE AND DEFENSE........      9,559
                                                      --------
BASIC INDUSTRIES--3.41%
 16,772         AIR PRODUCTS & CHEMICALS, INC......        767
  3,800      *  AIRGAS, INC........................         45
  6,929         AK STEEL HOLDING CORP..............         87
  1,160      *  ALBANY INTERNATIONAL CORP (CLASS
                  A)...............................         22
  1,800         ALBEMARLE CORP.....................         42
 63,336         ALCOA, INC.........................      2,495
  5,604         ALLEGHENY TECHNOLOGIES, INC........        101
  1,482         AMCOL INTERNATIONAL CORP...........          9
  4,350      *  AMERICAN STANDARD COS, INC.........        261
    395         AMERICAN WOODMARK CORP.............         15
    266         AMERON INTERNATIONAL CORP..........         18
  2,497         APTARGROUP, INC....................         81
  1,500         ARCH CHEMICALS, INC................         33
  2,556         ARCH COAL, INC.....................         66
  3,000      *  ARMSTRONG HOLDINGS, INC............         11
  2,056         BALL CORP..........................         98
  3,700         BEMIS CO...........................        149
  9,400      *  BETHLEHEM STEEL CORP...............         19
  5,983         BLACK & DECKER CORP................        236
  3,576         BOISE CASCADE CORP.................        126
  3,503         BOWATER, INC.......................        157
  1,200         BRUSH ENGINEERED MATERIALS, INC....         19
  1,676      *  BUCKEYE TECHNOLOGIES, INC..........         24
    942      *  BUILDING MATERIALS HOLDINGS CORP...         14
  6,508         CABOT CORP.........................        234
  1,835      *  CABOT MICROELECTRONICS CORP........        114
  2,400         CALGON CARBON CORP.................         19
  1,818         CAMBREX CORP.......................         92
  1,600         CARAUSTAR INDUSTRIES, INC..........         15
  2,300         CARLISLE COS, INC..................         80
  1,500         CARPENTER TECHNOLOGY CORP..........         44
    600         CENTEX CONSTRUCTION PRODUCTS,
                  INC..............................         20
  4,415         CENTEX CORP........................        180
    900         CENTURY ALUMINUM CO................         14
  3,600      *  CHAMPION ENTERPRISES, INC..........         41
    700         CHEMED CORP........................         25
    793         CHEMFIRST, INC.....................         21
  1,300         CHESAPEAKE CORP....................         32
  1,688         CLARCOR, INC.......................         45
  7,394         CLAYTON HOMES, INC.................        116
    800         CLEVELAND-CLIFFS, INC..............         15
  6,500      *  COLLINS & AIKMAN CORP..............         40
    868         COMMERCIAL METALS CO...............         28
  1,518         CONSOL ENERGY, INC.................         38
  2,006      *  CORVAS INTERNATIONAL, INC..........         24
  8,695         CROMPTON CORP......................         95
    400         CROSSMANN COMMUNITIES, INC.........         16
  9,400      *  CROWN CORK & SEAL CO, INC..........         35
     60     b*  CROWN VANTAGE, INC.................          0
  3,000      *  CYTEC INDUSTRIES, INC..............        114
  4,200      *  DAL-TILE INTERNATIONAL, INC........         78
  1,200      *  DEL WEBB CORP......................         46
    842         DELTIC TIMBER CORP.................         24
  1,480      *  DIONEX CORP........................         49
 65,827         DOW CHEMICAL CO....................      2,189
 76,398         DU PONT (E.I.) DE NEMOURS & CO.....      3,685

                                       8
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
BASIC INDUSTRIES--(CONTINUED)
  2,400      *  EARTHSHELL CORP....................   $      8
  5,689         EASTMAN CHEMICAL CO................        271
  9,346         ECOLAB, INC........................        383
  1,450         ELCOR CORP.........................         29
    564      *  EMCOR GROUP, INC...................         20
  4,696      *  ENCOMPASS SERVICES CORP............         42
    960      *  ENCORE WIRE CORP...................         11
    934      *  ENERGY CONVERSION DEVICES, INC.....         26
  9,600         ENGELHARD CORP.....................        248
  2,080         FERRO CORP.........................         45
  2,700         FLEETWOOD ENTERPRISES, INC.........         38
    916         FLORIDA ROCK INDUSTRIES, INC.......         43
  5,800         FLUOR CORP (NEW)...................        262
  1,686      *  FMC CORP...........................        116
  6,017      *  FREEPORT-MCMORAN COPPER & GOLD, INC
                  (CLASS B)........................         66
  1,060         FULLER (H.B.) CO...................         53
    500         GENTEK, INC........................          3
  1,901         GEORGIA GULF CORP..................         29
 16,560         GEORGIA-PACIFIC CORP (GEORGIA
                  PACIFIC GROUP)...................        561
  5,907         GEORGIA-PACIFIC CORP (TIMBER CO)...        211
    438         GIBRALTAR STEEL CORP...............          9
    989         GLATFELTER (P.H.) CO...............         14
  6,992         GOODRICH CORP......................        266
  2,025         GRANITE CONSTRUCTION, INC..........         51
  2,857         GREAT LAKES CHEMICAL CORP..........         88
  1,000         GREIF BROTHERS CORP (CLASS A)......         30
  8,100      *  HERCULES, INC......................         92
 19,421         HOMESTAKE MINING CO................        151
  4,191         HORTON (D.R.), INC.................         95
    977      *  HOVNANIAN ENTERPRISES, INC (CLASS
                  A)...............................         14
  7,200         IMC GLOBAL, INC....................         73
  1,600      *  INSITUFORM TECHNOLOGIES, INC (CLASS
                  A)...............................         58
  2,100      *  INTEGRATED ELECTRICAL SERVICES,
                  INC..............................         20
 35,406         INTERNATIONAL PAPER CO.............      1,264
  1,100      *  INTERNATIONAL SPECIALTY PRODUCTS,
                  INC..............................         12
    800         INTERPOOL, INC.....................         13
  1,242      *  IVEX PACKAGING CORP................         24
  1,611      *  JACOBS ENGINEERING GROUP, INC......        105
  2,200      *  KAISER ALUMINUM CORP...............          9
  2,692         KB HOME............................         81
 39,011         KIMBERLY-CLARK CORP................      2,181
  2,339         LAFARGE CORP.......................         78
  3,700         LENNAR CORP........................        154
  2,900         LENNOX INTERNATIONAL, INC..........         32
    200         LIQUI-BOX CORP.....................          8
  1,800      *  LONE STAR TECHNOLOGIES, INC........         65
  3,600         LONGVIEW FIBRE CO..................         44
  7,900         LOUISIANA PACIFIC CORP.............         93
    690         LSI INDUSTRIES, INC................         16
 10,800     b*  LTV CORP...........................          1
  3,900         LUBRIZOL CORP......................        121
  1,091      *  LYDALL, INC........................         13
  7,790         LYONDELL CHEMICAL CO...............        120
    431         M/I SCHOTTENSTEIN HOMES, INC.......         17
  1,300         MACDERMID, INC.....................         23
  3,500         MARTIN MARIETTA MATERIALS, INC.....        173
 33,708         MASCO CORP.........................        841
  5,600         MASSEY ENERGY CO...................        111
  2,100      *  MATTSON TECHNOLOGY, INC............         37
  1,216         MDC HOLDINGS, INC..................         43
  7,000         MEAD CORP..........................        190
  2,453         METRIS COS, INC....................         83
  4,800         MILLENNIUM CHEMICALS, INC..........         72
  1,500         MINERALS TECHNOLOGIES, INC.........         64
    700      *  MOBILE MINI, INC...................         23
  2,780         MONSANTO CO........................        103

 SHARES                                              VALUE (000)
 ------                                              -----------
  2,154      *  MUELLER INDUSTRIES, INC............   $     71
    200         NCH CORP...........................          8
  1,211      *  NCI BUILDING SYSTEMS, INC..........         22
 14,329         NEWMONT MINING CORP................        267
    744         NL INDUSTRIES, INC.................         10
    600      *  NORTEK, INC........................         19
  1,100         NS GROUP, INC......................         15
  5,689         NUCOR CORP.........................        278
    580      *  NVR, INC...........................         86
  1,700      *  OAKLEY, INC........................         31
    730      *  OCTEL CORP.........................         12
  2,700         OLIN CORP..........................         46
  1,800         OM GROUP, INC......................        101
  2,700         OMNOVA SOLUTIONS, INC..............         20
  1,889      *  OREGON STEEL MILLS, INC............         16
    772      *  OSMONICS, INC......................         11
  5,600     b*  OWENS CORNING......................         11
 10,800      *  OWENS-ILLINOIS, INC................         73
  3,500      *  PACKAGING CORP OF AMERICA..........         54
 11,972      *  PACTIV CORP........................        160
  1,250      *  PALM HARBOR HOMES, INC.............         27
  1,098      *  PEABODY ENERGY CORP................         36
    800         PENN ENGINEERING & MANUFACTURING
                  CORP.............................         14
    500         PENN VIRGINIA CORP.................         16
  3,242         PENTAIR, INC.......................        110
    819      *  PENWEST PHARMACEUTICALS CO.........         13
  5,828         PHELPS DODGE CORP..................        242
    330         PITT-DES MOINES, INC...............         11
  3,700         PLUM CREEK TIMBER CO, INC..........        104
  6,011         POLYONE CORP.......................         63
  1,000         POPE & TALBOT, INC.................         13
  2,089         POTLATCH CORP......................         72
 12,344         PPG INDUSTRIES, INC................        649
 11,800         PRAXAIR, INC.......................        555
  2,300         PULTE HOMES, INC...................         98
    564         QUAKER CHEMICAL INSURANCE CORP.....         11
  1,100         QUANEX CORP........................         28
  2,100         RAYONIER, INC......................         98
  1,350         RELIANCE STEEL & ALUMINUM CO.......         34
    799         ROABOKE ELECTRIC STEEL CORP........         14
    600         ROCK-TENN CO (CLASS A).............          7
 11,390         ROHM & HAAS CO.....................        375
  7,831         RPM, INC...........................         72
  1,100      *  RTI INTERNATIONAL METALS, INC......         17
  1,661         RYERSON TULL, INC..................         22
  1,000         RYLAND GROUP, INC..................         51
  2,188      *  SCHULER HOMES, INC (CLASS A).......         30
  2,300         SCHULMAN (A.), INC.................         31
  2,400      *  SCICLONE PHARMACEUTICALS, INC......         14
  3,752      *  SEALED AIR CORP....................        140
  3,011      *  SHAW GROUP, INC....................        121
  9,905         SHERWIN-WILLIAMS CO................        220
  5,600         SIGMA ALDRICH CORP.................        216
    711      *  SILGAN HOLDINGS, INC...............         12
    543      *  SIMPSON MANUFACTURING CO, INC......         33
    400         SKYLINE CORP.......................         11
 12,605      *  SMURFIT-STONE CONTAINER CORP.......        204
  7,960         SOLUTIA, INC.......................        101
  7,031         SONOCO PRODUCTS CO.................        175
  1,033         SOUTHERN PERU COPPER CORP..........         13
  1,200         SPARTECH CORP......................         29
  2,087         ST. JOE CO.........................         56
  2,000         STANDARD-PACIFIC CORP..............         46
  6,016         STANLEY WORKS......................        252
  1,835      *  STEEL DYNAMICS, INC................         23
  3,000      *  STILLWATER MINING CO...............         88
    400     b*  STONE & WEBSTER, INC...............          1
  3,400         TEMPLE-INLAND, INC.................        181
  2,806      *  TERRA INDUSTRIES, INC..............         11

                                       9
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
BASIC INDUSTRIES--(CONTINUED)
  1,600         TEXAS INDUSTRIES, INC..............   $     55
  1,431      *  TITANIUM METALS CORP...............         14
  1,600      *  TOLL BROTHERS, INC.................         63
  1,160         TREDEGAR CORP......................         22
    400      *  TREX CO, INC.......................          8
  1,227      *  U S CONCRETE, INC..................         10
    900         UNIVERSAL FOREST PRODUCTS, INC.....         20
  1,100      *  URS CORP...........................         30
  5,200         USEC, INC..........................         44
  3,300     b*  USG CORP...........................         14
  6,100         USX (U.S. STEEL GROUP).............        123
  6,933         VULCAN MATERIALS CO................        373
  2,200     b*  WASHINGTON GROUP INTERNATIONAL,
                  INC..............................          0
  1,000         WATSCO, INC........................         14
  3,445         WAUSAU-MOSINEE PAPER CORP..........         44
  1,100         WD-40 CO...........................         29
  1,989         WELLMAN, INC.......................         36
    900         WEST PHARMACEUTICAL SERVICES,
                  INC..............................         24
  6,337         WESTVACO CORP......................        154
 15,772         WEYERHAEUSER CO....................        867
  7,330         WILLAMETTE INDUSTRIES, INC.........        363
    500      *  WOLVERINE TUBE, INC................          8
  5,105         WORTHINGTON INDUSTRIES, INC........         69
  2,900         YORK INTERNATIONAL CORP............        102
                                                      --------
                TOTAL BASIC INDUSTRIES.............     30,660
                                                      --------
CONSUMER CYCLICAL--11.10%
    496      *  1-800 CONTACTS, INC................         12
  1,930      *  99 CENTS ONLY STORES...............         58
  1,107         AARON RENTS, INC...................         19
  6,800      *  ABERCROMBIE & FITCH CO (CLASS A)...        303
  3,131      *  ACCLAIM ENTERTAINMENT, INC.........         15
    600         ACKERLEY GROUP, INC................          7
  1,000      *  ACTION PERFORMANCE COS, INC........         25
  3,500      *  ACTV, INC..........................         12
  5,051      *  ADELPHIA COMMUNICATIONS CORP (CLASS
                  A)...............................        207
    750         ADVANCED MARKETING SERVICES, INC...         16
  1,000      *  ADVANTICA RESTAURANT GROUP, INC....          1
    686      *  AFC ENTERPRISES, INC...............         13
    174      *  ALEXANDER'S, INC...................         10
    533      *  ALLIANCE GAMING CORP...............         21
  1,362      *  AMC ENTERTAINMENT, INC.............         18
    500      *  AMERCO.............................         11
    300      *  AMERICAN AXLE & MANUFACTURING
                  HOLDINGS, INC....................          5
    800      *  AMERICAN CLASSIC VOYAGES CO........          3
  3,605      *  AMERICAN EAGLE OUTFITTERS, INC.....        127
  4,800         AMERICAN GREETINGS CORP (CLASS
                  A)...............................         53
  5,450      *  AMERICREDIT CORP...................        283
      1      *  AMES DEPARTMENT STORES, INC........          0
  1,004      *  ANCHOR GAMING, INC.................         65
  1,800      *  ANNTAYLOR STORES CORP..............         64
312,214      *  AOL TIME WARNER, INC...............     16,547
  2,068         APOGEE ENTERPRISES, INC............         26
  6,457      *  APOLLO GROUP, INC (CLASS A)........        274
    427      *  APOLLO GROUP-UNIVERSITY OF PHOENIX
                  ONLINE...........................         18
  2,550         APPLEBEE'S INTERNATIONAL, INC......         82
  1,300         ARCTIC CAT, INC....................         19
  1,600      *  ARGOSY GAMING CO...................         44
  4,899         ARVINMERITOR, INC..................         82
189,686      *  A T & T CORP - LIBERTY MEDIA GROUP
                  (CLASS A)........................      3,318
  7,284         AUTOLIV, INC.......................        126
  2,800      *  AZTAR CORP.........................         34
  2,000      *  BALLY TOTAL FITNESS HOLDING CORP...         59
    800         BANDAG, INC........................         22
  1,200         BARNES GROUP, INC..................         30
    745         BASSETT FURNITURE INDUSTRIES,
                  INC..............................          9

 SHARES                                              VALUE (000)
 ------                                              -----------
    600      *  BEASLEY BROADCAST GROUP, INC (CLASS
                  A)...............................   $     10
    200      *  BEBE STORES, INC...................          6
 21,137      *  BED BATH & BEYOND, INC.............        634
  5,929         BELO CORP SERIES A.................        112
    400      *  BHC COMMUNICATIONS, INC (CLASS
                  A)...............................         56
  8,500      *  BIG LOTS, INC......................        116
  2,300         BLOCKBUSTER, INC (CLASS A).........         42
  2,700         BOB EVANS FARMS, INC...............         49
  2,130      *  BOCA RESORTS, INC (CLASS A)........         31
  1,800         BORGWARNER, INC....................         89
  2,400         BOWNE & CO, INC....................         28
  2,248      *  BOYD GAMING CORP...................         13
  3,859      *  BOYDS COLLECTION LTD...............         48
  7,350      *  BRINKER INTERNATIONAL, INC.........        190
  1,400         BROWN SHOE CO, INC.................         25
  6,300         BRUNSWICK CORP.....................        151
    400      *  BUCA, INC..........................          9
    500      *  BUCKLE, INC........................          9
  1,220         BURLINGTON COAT FACTORY WAREHOUSE
                  CORP.............................         24
    800         BUSH INDUSTRIES, INC (CLASS A).....         11
  6,450      *  CABLEVISION SYSTEMS CORP (CLASS
                  A)...............................        377
  3,225      *  CABLEVISION SYSTEMS CORP (RAINBOW
                  MEDIA GROUP).....................         83
  2,400     b*  CALDOR CORP........................          0
  1,088      *  CALIFORNIA PIZZA KITCHEN, INC......         25
  5,600         CALLAWAY GOLF CO...................         88
  2,656      *  CATALINA MARKETING CORP............         81
  1,100         CATO CORP (CLASS A)................         21
  4,100         CBRL GROUP, INC....................         69
  2,050      *  CEC ENTERTAINMENT, INC.............        101
    900      *  CHAMPIONSHIP AUTO RACING TEAMS,
                  INC..............................         14
  1,517      *  CHARLOTTE RUSSE HOLDING, INC.......         41
  7,400      *  CHARMING SHOPPES, INC..............         44
  8,000      *  CHARTER COMMUNICATIONS (CLASS A)...        187
  1,500      *  CHICO'S FAS, INC...................         45
    882      *  CHILDREN'S PLACE RETAIL STORES,
                  INC..............................         24
  2,628      *  CHOICE HOTELS INTERNATIONAL, INC...         39
  1,169      *  CHRIS-CRAFT INDUSTRIES, INC........         83
  1,055      *  CHRISTOPHER & BANKS CORP...........         34
    202         CHURCHILL DOWNS, INC...............          5
  2,800         CLAIRE'S STORES, INC...............         54
  1,400      *  CLEAR CHANNEL COMMUNICATIONS, INC
                  WTS 09/18/01.....................         13
 35,031      *  CLEAR CHANNEL COMMUNICATIONS,
                  INC..............................      2,196
    800         COACHMEN INDUSTRIES, INC...........         11
    300      *  COLDWATER CREEK, INC...............          8
    720      *  COLE NATIONAL CORP (CLASS A).......         11
    750      *  COLUMBIA SPORTSWEAR CO.............         38
 69,294      *  COMCAST CORP (CLASS A) (SPECIAL)...      3,007
  4,800         COOPER TIRE & RUBBER CO............         68
  2,900      *  COPART, INC........................         85
 13,989      *  COX COMMUNICATIONS, INC (CLASS
                  A)...............................        620
  2,400      *  COX RADIO, INC (CLASS A)...........         67
    500         CPI CORP...........................         12
    800      *  CROWN MEDIA HOLDINGS, INC (CLASS
                  A)...............................         15
    500      *  CSS INDUSTRIES, INC................         13
  2,421      *  CUMULUS MEDIA, INC (CLASS A).......         33
 10,924         DANA CORP..........................        255
  6,984         DANAHER CORP.......................        391
  8,655         DARDEN RESTAURANTS, INC............        241
     80      *  DAY RUNNER, INC....................          0
 41,415         DELPHI AUTOMOTIVE SYSTEMS CORP.....        660
  4,732         DILLARD'S, INC (CLASS A)...........         72
  1,425      *  DIRECT FOCUS, INC..................         68
153,194         DISNEY (WALT) CO...................      4,426
 19,580         DOLLAR GENERAL CORP................        382
  1,736      *  DOLLAR THRIFTY AUTOMOTIVE GROUP,
                  INC..............................         42
  7,130      *  DOLLAR TREE STORES, INC............        198

                                       10
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
CONSUMER CYCLICAL--(CONTINUED)
  3,000         DONALDSON CO, INC..................   $     93
  7,967         DONNELLEY (R.R.) & SONS CO.........        237
  1,000         DOVER DOWNS ENTERTAINMENT, INC.....         15
  3,437         DOW JONES & CO, INC................        205
  1,000      *  DRESS BARN, INC....................         23
    900      *  DURA AUTOMOTIVE SYSTEMS, INC.......         14
  2,400     b*  E4L, INC...........................          0
 21,282         EASTMAN KODAK CO...................        993
    687      *  ELIZABETH ARDEN, INC...............         17
  2,184      *  EMMIS COMMUNICATIONS CORP (CLASS
                  A)...............................         67
  1,991      *  ENTERCOM COMMUNICATIONS CORP.......        107
  2,845      *  ENTRAVISION COMMUNICATIONS CORP....         35
  2,300         EQUITY INNS, INC...................         23
  1,700         EXIDE CORP.........................         20
  4,694      *  EXTENDED STAY AMERICA, INC.........         70
  1,600         FACTSET RESEARCH SYSTEMS, INC......         57
 10,900         FAMILY DOLLAR STORES, INC..........        279
  2,100         FEDDERS CORP.......................         11
  5,200         FEDERAL-MOGUL CORP.................          9
 13,519      *  FEDERATED DEPARTMENT STORES, INC...        575
  2,201         FELCOR LODGING TRUST, INC..........         52
  1,274      *  FINISH LINE, INC (CLASS A).........         16
    298         FISHER COMMUNICATIONS, INC.........         22
    554         FLORIDA EAST COAST INDUSTRIES, INC
                  (CLASS B)........................         20
  1,400      *  FOOTSTAR, INC......................         48
134,327         FORD MOTOR CO (NEW)................      3,298
  1,200         FOREST CITY ENTERPRISES, INC (CLASS
                  A)...............................         66
  1,100      *  FOSSIL, INC........................         23
  9,129      *  FOX ENTERTAINMENT GROUP, INC (CLASS
                  A)...............................        255
    750         FRED'S, INC........................         19
  1,015         FRIEDMANS, INC (CLASS A)...........         12
  1,400         G & K SERVICES, INC (CLASS A)......         38
 19,392         GANNETT CO, INC....................      1,278
 44,272         GAP, INC...........................      1,284
  1,354      *  GAYLORD ENTERTAINMENT CO...........         39
    900     b*  GC COS, INC........................          0
 13,989      *  GEMSTAR-TV GUIDE INTERNATIONAL,
                  INC..............................        596
  2,339         GENCORP, INC.......................         30
 40,212         GENERAL MOTORS CORP................      2,588
  1,700      *  GENESCO, INC.......................         57
    873      *  GENESISINTERMEDIA, INC.............         16
  5,600      *  GENTEX CORP........................        156
 12,652         GENUINE PARTS CO...................        399
 10,124         GOODYEAR TIRE & RUBBER CO..........        283
  2,400         GRACO, INC.........................         79
    674         GRAY COMMUNICATIONS SYSTEMS, INC...         13
     52         GREY GLOBAL GROUP, INC.............         35
  1,100      *  GROUP 1 AUTOMOTIVE, INC............         33
  1,226      *  GUITAR CENTER, INC.................         26
    333      *  GULFMARK OFFSHORE, INC.............         10
  2,057      *  GYMBOREE CORP......................         17
  1,144         HANCOCK FABRICS, INC...............         10
  2,200      *  HANDLEMAN CO.......................         37
  5,062      *  HANOVER DIRECT, INC................          1
  3,700         HARCOURT GENERAL, INC..............        215
 22,168         HARLEY-DAVIDSON, INC...............      1,044
  2,270         HARMAN INTERNATIONAL INDUSTRIES,
                  INC..............................         86
  8,631      *  HARRAH'S ENTERTAINMENT, INC........        305
  3,200         HARTE-HANKS, INC...................         79
  1,300         HAVERTY FURNITURE COS, INC.........         19
  1,500      *  HAYES LEMMERZ INTERNATIONAL, INC...         10
  1,328      *  HEARST-ARGYLE TELEVISION, INC......         27
    268      *  HIBBETT SPORTING GOODS, INC........         10
 24,278         HILTON HOTELS CORP.................        282
  6,974      *  HISPANIC BROADCASTING CORP.........        200
  2,900         HOLLINGER INTERNATIONAL, INC.......         40
  2,600      *  HOLLYWOOD ENTERTAINMENT CORP.......         22

 SHARES                                              VALUE (000)
 ------                                              -----------
    224      *  HOLLYWOOD MEDIA CORP...............   $      1
  1,300      *  HOT TOPIC, INC.....................         40
  2,100         HOUGHTON MIFFLIN CO................        126
  1,399      *  IHOP CORP (NEW)....................         38
    300      *  IMPCO TECHNOLOGIES, INC............         11
  1,420      *  INFORMATION HOLDINGS, INC..........         46
  2,900      *  INSIGHT COMMUNICATIONS CO, INC.....         73
  2,683         INTERACTIVE DATA CORP..............         24
  5,453      *  INTERNATIONAL GAME TECHNOLOGY......        342
  2,100         INTERNATIONAL SPEEDWAY CORP (CLASS
                  A)...............................         88
 23,246         INTERPUBLIC GROUP OF COS, INC......        682
  1,900      *  INTERTAN, INC......................         27
  5,686         INTIMATE BRANDS, INC...............         86
  1,300      *  INTRANET SOLUTIONS, INC............         49
  1,406      *  ISLE OF CAPRI CASINOS, INC.........         13
  2,697      *  JACK IN THE BOX, INC...............         70
  1,100      *  JAKKS PACIFIC, INC.................         21
  6,400         JOHNSON CONTROLS, INC..............        464
  8,038      *  JONES APPAREL GROUP, INC...........        347
  2,219      *  JOURNAL REGISTER CO................         36
     50     b*  JUST FOR FEET, INC.................          0
 35,912      *  KMART CORP.........................        412
    491         K-SWISS, INC (CLASS A).............         12
  1,314      *  K2, INC............................         15
  1,600         KELLWOOD CO........................         37
    500      *  KENNETH COLE PRODUCTIONS, INC
                  (CLASS A)........................         10
  1,200      *  KEY3MEDIA GROUP, INC...............         14
  2,300         KIMBALL INTERNATIONAL, INC (CLASS
                  B)...............................         42
  1,369         KIRBY CORP.........................         34
  5,366         KNIGHT RIDDER, INC.................        318
 20,877      *  KOHLS CORP.........................      1,310
  3,001      *  KRISPY KREME DOUGHNUTS, INC........        120
  3,512         LA-Z-BOY, INC......................         65
     25      *  LAKES GAMING, INC..................          0
  4,050      *  LAMAR ADVERTISING CO (CLASS A).....        178
  1,207         LANDRY'S RESTAURANTS, INC..........         21
    823      *  LANDS' END, INC....................         33
    896         LASALLE HOTEL PROPERTIES...........         16
  4,418      *  LEAR CORP..........................        154
  3,400         LEE ENTERPRISES, INC...............        112
 14,417         LEGGETT & PLATT, INC...............        318
  1,300         LIBBEY, INC........................         52
  1,700      *  LIBERTY DIGITAL, INC (CLASS A).....         10
  1,000      *  LIFEMINDERS, INC...................          2
 24,975         LIMITED, INC.......................        413
  2,703      *  LINENS 'N THINGS, INC..............         74
  3,900         LIZ CLAIBORNE, INC.................        197
    675      *  LODGENET ENTERTAINMENT CORP........         12
  1,517         LONE STAR STEAKHOUSE & SALOON,
                  INC..............................         20
  1,800      *  LUBY'S, INC........................         18
    600      *  MADDEN (STEVEN) LTD................         11
  4,600      *  MANDALAY RESORT GROUP..............        126
  1,100         MARCUS CORP........................         15
 14,064         MARRIOTT INTERNATIONAL, INC (CLASS
                  A)...............................        666
    600      *  MARTHA STEWART LIVING OMNIMEDIA,
                  INC (CLASS A)....................         14
     81      *  MARVEL ENTERPRISES (CLASS A) WTS
                  10/02/01.........................          0
    138      *  MARVEL ENTERPRISES (CLASS C) WTS
                  10/02/02.........................          0
  4,500      *  MASCOTECH, INC ESCROW..............          0
 21,899         MAY DEPARTMENT STORES CO...........        750
  5,891         MAYTAG CORP........................        172
  1,668         MCCLATCHY CO (CLASS A).............         65
 94,835         MCDONALD'S CORP....................      2,566
 14,309         MCGRAW-HILL COS, INC...............        947
    956         MEDIA GENERAL, INC (CLASS A).......         44
  1,500      *  MEDIACOM COMMUNICATIONS CORP.......         21
  2,250      *  MEN'S WEARHOUSE, INC...............         62
  2,800         MEREDITH CORP......................        100
    877      *  METRO ONE TELECOMMUNICATIONS,
                  INC..............................         57

                                       11
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
CONSUMER CYCLICAL--(CONTINUED)
  2,654      *  METRO-GOLDWYN-MAYER, INC...........   $     60
  4,600      *  MGM MIRAGE.........................        138
  2,200      *  MICHAELS STORES, INC...............         90
  1,400      *  MICROS SYSTEMS, INC................         31
  1,333         MIDAS, INC.........................         17
  2,000      *  MIDWAY GAMES, INC..................         37
  1,166      *  MILLENNIUM CELL, INC...............         12
  1,600         MODINE MANUFACTURING CO............         44
  2,996      *  MOHAWK INDUSTRIES, INC.............        105
  1,250      *  MONACO COACH CORP..................         42
  2,700      *  MSC INDUSTRIAL DIRECT CO (CLASS
                  A)...............................         47
  1,237      *  MTR GAMING GROUP, INC..............         17
  1,257         MYERS INDUSTRIES, INC..............         19
    727         NATIONAL GOLF PROPERTIES, INC......         20
    300         NATIONAL PRESTO INDUSTRIES, INC....          9
  1,819      *  NAUTICA ENTERPRISES, INC...........         37
    691      *  NBC INTERNET, INC (CLASS A)........          1
  1,964      *  NEIMAN MARCUS GROUP, INC (CLASS
                  A)...............................         61
    723      *  NEIMAN MARCUS GROUP, INC (CLASS
                  B)...............................         21
 11,834         NEW YORK TIMES CO (CLASS A)........        497
  5,527         NIKE, INC (CLASS B)................        232
  7,700         NORDSTROM, INC.....................        143
    500      *  NPC INTERNATIONAL, INC.............          5
  1,400      *  O'CHARLEYS, INC....................         27
 13,577         OMNICOM GROUP, INC.................      1,168
    700      *  ON COMMAND CORP....................          3
  2,700      *  O'REILLY AUTOMOTIVE, INC...........         77
    803         OSHKOSH B'GOSH, INC (CLASS A)......         27
  1,050         OSHKOSH TRUCK CORP.................         46
  5,250      *  OUTBACK STEAKHOUSE, INC............        151
    500      *  P.F. CHANGS CHINA BISTRO, INC......         19
  2,111      *  PACIFIC SUNWEAR CALIFORNIA, INC....         47
    694      *  PANERA BREAD CO (CLASS A)..........         22
  1,075      *  PAPA JOHN'S INTERNATIONAL, INC.....         27
 19,100      *  PARK PLACE ENTERTAINMENT CORP......        231
    600      *  PARKERVISION, INC..................         16
  1,646      *  PAYLESS SHOESOURCE, INC............        106
    600      *  PENN NATIONAL GAMING, INC..........         15
 19,281         PENNEY, (J.C.) CO, INC.............        508
  1,600         PENTON MEDIA, INC..................         28
  2,400      *  PERFORMANCE FOOD GROUP CO..........         73
  1,400         PHILLIPS-VAN HEUSEN CORP...........         20
  7,200         PIER 1 IMPORTS, INC................         83
  1,500      *  PINNACLE ENTERTAINMENT, INC........         11
  3,200      *  PINNACLE SYSTEMS, INC..............         19
  1,300      *  PIXAR, INC.........................         53
    720      *  PLATO LEARNING, INC................         22
    945      *  PLAYBOY ENTERPRISES, INC (CLASS
                  B)...............................         15
  1,800         POLARIS INDUSTRIES, INC............         82
  3,400      *  POLAROID CORP......................          9
  3,903      *  POLO RALPH LAUREN CORP.............        101
     53      *  POLYMER GROUP, INC.................          0
  2,000      *  PRESSTEK, INC......................         24
    100      *  PRICESMART, INC....................          4
  3,700      *  PRIME HOSPITALITY CORP.............         44
 16,109      *  PRIMEDIA, INC......................        109
  1,000      *  PRIVATE MEDIA GROUP, INC...........          9
    600         PULITZER, INC......................         32
  1,700      *  QUIKSILVER, INC....................         43
  3,560      *  RADIO ONE, INC (CLASS A)...........         82
  1,000      *  RADIO ONE, INC (CLASS D)...........         22
  1,350      *  RARE HOSPITALITY INTERNATIONAL,
                  INC..............................         31
  7,553         READER'S DIGEST ASSOCIATION, INC...        217
    688      *  RECOTON CORP.......................         12
  3,400      *  REEBOK INTERNATIONAL LTD...........        109
  1,100      *  REGENT COMMUNICATIONS, INC.........         13
  2,450         REGIS CORP.........................         51
    519      *  RENT-A-CENTER, INC.................         27

 SHARES                                              VALUE (000)
 ------                                              -----------
  1,175      *  RESORTQUEST INTERNATIONAL, INC.....   $     14
    476      *  RESOURCES CONNECTION, INC..........         12
    800         RIVIANA FOODS, INC.................         15
  6,000         ROSS STORES, INC...................        144
  4,800         RUBY TUESDAY, INC..................         82
  1,902         RUSSELL CORP.......................         32
  2,500      *  RYAN'S FAMILY STEAK HOUSES, INC....         31
    400      *  SAGA COMMUNICATIONS, INC (CLASS
                  A)...............................          9
  8,852      *  SAKS, INC..........................         85
    695      *  SALEM COMMUNICATIONS CORP..........         15
    460      *  SALTON, INC........................          8
     79      *  SAMSONITE CORP.....................          0
  2,028      *  SCHOLASTIC CORP....................         91
  1,200      *  SCOTTS CO (CLASS A)................         50
    959      *  SCP POOL CORP......................         33
  2,229         SCRIPPS (E.W.) CO (CLASS A)........        154
 21,725         SEARS, ROEBUCK & CO................        919
    900     b*  SERVICE MERCHANDISE CO, INC........          0
  2,200      *  SHOPKO STORES, INC.................         16
  1,230      *  SHUFFLE MASTER, INC................         26
  2,094      *  SINCLAIR BROADCAST GROUP, INC
                  (CLASS A ).......................         22
  3,200      *  SIRIUS SATELLITE RADIO, INC........         39
  6,400      *  SIX FLAGS, INC.....................        135
    308      *  SKILLSOFT CORP.....................         11
    840         SMITH (A.O.) CORP..................         15
  4,400         SNAP-ON, INC.......................        106
  1,500      *  SONIC AUTOMOTIVE, INC..............         29
  1,650      *  SONIC CORP.........................         52
  1,473      *  SOTHEBY'S HOLDINGS, INC (CLASS
                  A)...............................         24
  2,300      *  SPANISH BROADCASTING SYSTEM, INC
                  (CLASS A)........................         19
  1,000      *  SPEEDWAY MOTORSPORTS, INC..........         25
  1,100         SPIEGEL, INC (CLASS A).............         11
      8      *  SPORTSLINE.COM, INC................          0
    867         SPRING INDUSTRIES, INC (CLASS A)...         38
  2,103      *  SPX CORP...........................        263
    389      *  STANLEY FURNITURE CO...............         10
 27,867      *  STARBUCKS CORP.....................        641
  2,498      *  STATION CASINOS, INC...............         40
  5,636         STEELCASE, INC (CLASS A)...........         67
  2,000      *  STEIN MART, INC....................         21
    700      *  STONERIDGE, INC....................          8
  3,300         STRIDE RITE CORP...................         28
    600         STURM, RUGER & CO, INC.............          6
 10,200     b*  SUNBEAM CORP.......................          1
  1,400         SUPERIOR INDUSTRIES INTERNATIONAL,
                  INC..............................         54
  1,900      *  SYLVAN LEARNING SYSTEMS, INC.......         46
 49,330         SYSCO CORP.........................      1,339
  1,100      *  SYSTEMAX, INC......................          3
  1,800         TALBOTS, INC.......................         79
    400         TANGER FACTORY OUTLET CENTERS,
                  INC..............................          9
 65,904         TARGET CORP........................      2,280
  1,267      *  TBC CORP...........................         12
  5,200      *  TERAFORCE TECHNOLOGY CORP..........          2
  2,719      *  THE CHEESECAKE FACTORY, INC........         77
  1,400      *  THE STEAK N SHAKE CO...............         13
    600         THOR INDUSTRIES, INC...............         20
  1,600      *  THQ, INC...........................         79
 10,698         TIFFANY & CO.......................        387
  1,300      *  TIMBERLAND CO (CLASS A)............         51
 20,406         TJX COS, INC.......................        650
  2,207      *  TOO, INC...........................         60
  2,985      *  TOPPS CO, INC......................         35
  2,800      *  TOWER AUTOMOTIVE, INC..............         29
    300      *  TRENDWEST RESORTS, INC.............          7
 13,913         TRIBUNE CO.........................        557
 10,829      *  TRICON GLOBAL RESTAURANTS, INC.....        475
  7,600         TRW, INC...........................        312
  8,200      *  U.S.A. NETWORKS, INC...............        230

                                       12
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
CONSUMER CYCLICAL--(CONTINUED)
  4,300      *  UNIFI, INC.........................   $     37
    300      *  UNITED TELEVISION, INC.............         38
    900      *  UNIVERSAL ELECTRONICS, INC.........         16
 12,075      *  UNIVISION COMMUNICATIONS, INC
                  (CLASS A)........................        517
  6,491         V.F. CORP..........................        236
    582      *  VAIL RESORTS, INC..................         11
  4,100      *  VALASSIS COMMUNICATIONS, INC.......        147
  1,100      *  VALUE CITY DEPARTMENT STORES,
                  INC..............................         13
    900      *  VANS, INC..........................         21
  1,331      *  VASTERA, INC.......................         19
 10,200      *  VENATOR GROUP, INC.................        156
  7,400      *  VIACOM, INC (CLASS A)..............        392
 90,179      *  VIACOM, INC (CLASS B)..............      4,667
  9,756         VISTEON CORP.......................        179
  1,600         WABASH NATIONAL CORP...............         19
203,538         WAL-MART STORES, INC...............      9,933
  3,900     b*  WARNACO GROUP, INC (CLASS A).......          0
    276         WASHINGTON POST CO (CLASS B).......        158
  6,817         WENDY'S INTERNATIONAL, INC.........        174
  2,600         WESTPOINT STEVENS, INC.............          4
  5,068      *  WESTWOOD ONE, INC..................        187
    741      *  WET SEAL, INC (CLASS A)............         26
  4,137         WHIRLPOOL CORP.....................        259
  3,500         WILEY (JOHN) & SONS, INC (CLASS
                  A)...............................         83
  3,300      *  WILLIAMS-SONOMA, INC...............        128
    700      *  WILSONS THE LEATHER EXPERTS, INC...         13
  1,100         WINNEBAGO INDUSTRIES, INC..........         34
  1,434      *  WMS INDUSTRIES, INC................         46
  3,125         WOLVERINE WORLD WIDE, INC..........         56
    500         WOODWARD GOVERNOR CO...............         42
    600      *  WORLD WRESTLING FEDERATION
                  ENTERTAINMENT, INC...............          8
     70         WPP GROUP PLC (SPON ADR)...........          4
    900      *  XM SATELLITE RADIO HOLDINGS, INC
                  (CLASS A)........................         15
    900      *  YOUNG BROADCASTING, INC (CLASS
                  A)...............................         30
  2,430      *  ZALE CORP..........................         82
  1,300      *  ZENITH ELECTRONICS CORP............          0
  2,400      *  ZOMAX, INC.........................         21
                                                      --------
                TOTAL CONSUMER CYCLICAL............     99,746
                                                      --------
CONSUMER NON-CYCLICAL -- 8.19%
    600      *  1-800-FLOWERS.COM, INC.............          9
  1,796      *  7-ELEVEN, INC......................         20
  2,800         ALBERTO CULVER CO (CLASS B)........        118
 29,654         ALBERTSON'S, INC...................        889
 13,381      *  AMAZON.COM, INC....................        189
  1,306      *  AMERICAN ITALIAN PASTA CO (CLASS
                  A)...............................         61
 65,806         ANHEUSER-BUSCH COS, INC............      2,711
  1,274      *  APPLICA, INC.......................         10
 40,725         ARCHER DANIELS MIDLAND CO..........        529
    900      *  AURORA FOODS, INC..................          5
  6,267      *  AUTOZONE, INC......................        235
 16,470         AVON PRODUCTS, INC.................        762
  3,443      *  BARNES & NOBLE, INC................        135
 12,079      *  BEST BUY CO, INC...................        767
  5,332      *  BJ'S WHOLESALE CLUB, INC...........        284
  2,500         BLYTH, INC.........................         64
  6,100      *  BORDERS GROUP, INC.................        137
  2,731         BROWN-FORMAN, CORP (CLASS B).......        175
     39     b*  BRUNOS SUPERMARKETS, INC...........          0
  2,600      *  CADIZ, INC.........................         24
 16,141         CAMPBELL SOUP CO...................        416
  1,800         CARTER-WALLACE, INC................         35
  2,914         CASEY'S GENERAL STORES, INC........         38
  3,241      *  CDW COMPUTER CENTERS, INC..........        129
    500      *  CHEAP TICKETS, INC.................          8
  2,663         CHURCH & DWIGHT CO, INC............         68
  1,879      *  CIRCUIT CITY STORES, INC...........         30

 SHARES                                              VALUE (000)
 ------                                              -----------
 14,349         CIRCUIT CITY STORES, INC (CIRCUIT
                  CITY GROUP)......................   $    258
 12,656         CLOROX CO..........................        428
  3,189      *  COACH, INC.........................        121
148,313         COCA-COLA CO.......................      6,674
 15,033         COCA-COLA ENTERPRISES, INC.........        246
 41,191         COLGATE-PALMOLIVE CO...............      2,430
 39,369         CONAGRA FOODS, INC.................        780
  2,400      *  CONSTELLATION BRANDS, INC (CLASS
                  A)...............................         98
  1,680         COORS (ADOLPH) CO (CLASS B)........         84
  2,775         CORN PRODUCTS INTERNATIONAL, INC...         89
  1,650      *  COST PLUS, INC.....................         50
 32,987      *  COSTCO WHOLESALE CORP..............      1,355
 28,875         CVS CORP...........................      1,115
  2,700         DEAN FOODS CO......................        109
  1,827      *  DEL MONTE FOODS CO.................         15
  2,435         DELTA & PINE LAND CO...............         48
  6,000         DIAL CORP..........................         86
  3,045         DIMON, INC.........................         30
  3,173         DOLE FOOD CO.......................         60
  1,200         DREYER'S GRAND ICE CREAM, INC......         33
    593      *  DUANE READE, INC...................         19
  3,216         EARTHGRAINS CO.....................         84
     51      *  EGGHEAD.COM, INC...................          0
    300      *  ELECTRONICS BOUTIQUE HOLDINGS
                  CORP.............................         10
  6,900      *  ENERGIZER HOLDINGS, INC............        158
  2,343         ETHAN ALLEN INTERIORS, INC.........         76
  4,300     b*  ETOYS, INC.........................          0
    500      *  EXPEDIA, INC (CLASS A).............         23
    900      *  FACTORY 2-U STORES, INC............         26
    100         FARMER BROTHERS CO.................         23
  2,100         FASTENAL CO........................        130
  3,100         FLEMING COS, INC...................        111
  1,300      *  FLOWERS FOODS, INC.................         41
    624      *  FTI CONSULTING INC.................         14
  3,800      *  FURNITURE BRANDS INTERNATIONAL,
                  INC..............................        106
 20,861         GENERAL MILLS, INC.................        913
 77,357         GILLETTE CO........................      2,243
  1,000      *  GREAT ATLANTIC & PACIFIC TEA CO,
                  INC..............................         15
    323      *  GREEN MOUNTAIN COFFEE, INC.........         10
  1,696      *  HAIN CELESTIAL GROUP, INC..........         37
 10,430         HASBRO, INC........................        151
  5,100     b*  HEILIG-MEYERS CO...................          0
 25,558         HEINZ (H.J.) CO....................      1,045
     33         HERBALIFE INTERNATIONAL, INC (CLASS
                  A)...............................          0
  1,266         HERBALIFE INTERNATIONAL, INC (CLASS
                  B)...............................         11
  6,884         HERSHEY FOODS CORP.................        425
171,084         HOME DEPOT, INC....................      7,964
  5,558         HORMEL FOODS CORP..................        135
  1,700         HUGHES SUPPLY, INC.................         40
  6,822         IBP, INC...........................        172
    700         INGLES MARKETS, INC (CLASS A)......          9
  2,400      *  INSIGHT ENTERPRISES, INC...........         59
  3,400         INTERFACE, INC (CLASS A)...........         26
  5,890         INTERNATIONAL FLAVORS & FRAGRANCES,
                  INC..............................        148
  1,300      *  INTERNATIONAL MULTIFOODS CORP......         27
  2,400         INTERSTATE BAKERIES CORP...........         38
    773      *  J. JILL GROUP, INC.................         16
 17,599         KELLOGG CO.........................        510
 59,639      *  KROGER CO..........................      1,491
  2,162         LANCASTER COLONY CORP..............         71
  2,000         LANCE, INC.........................         27
  7,581         LAUDER (ESTEE) CO (CLASS A)........        327
  2,200         LONGS DRUG STORES CORP.............         47
 28,190         LOWE'S COS, INC....................      2,045
 31,582      *  MATTEL, INC........................        598
  5,100         MCCORMICK & CO, INC (NON-VOTE).....        214
  5,800         MILLER (HERMAN), INC...............        140
    623         MOVADO GROUP, INC..................         13

                                       13
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
CONSUMER NON-CYCLICAL--(CONTINUED)
    785         NASH FINCH CO......................   $     19
    847         NATURE'S SUNSHINE PRODUCTS, INC....         10
  3,129      *  NBTY, INC..........................         39
 18,588         NEWELL RUBBERMAID, INC.............        467
  3,500         NU SKIN ENTERPRISES, INC (CLASS
                  A)...............................         30
 22,100      *  OFFICE DEPOT, INC..................        229
  8,050      *  OFFICEMAX, INC.....................         30
  1,200         ONEIDA LTD.........................         24
  4,000      *  ONVIA.COM, INC.....................          3
    600      *  PARTY CITY CORP....................          3
  2,206      *  PATHMARK STORES, INC...............         54
    400      *  PC CONNECTION, INC.................          6
  3,000         PEP BOYS MANNY, MOE & JACK CO......         34
  6,525         PEPSI BOTTLING GROUP, INC..........        262
  6,171         PEPSIAMERICAS, INC.................         82
107,307         PEPSICO, INC.......................      4,743
  4,800      *  PERRIGO CO.........................         80
  7,627      *  PETSMART, INC......................         54
161,236         PHILIP MORRIS COS, INC.............      8,183
  1,200         PILGRIM'S PRIDE CORP (CLASS B).....         15
  1,900      *  PLAYTEX PRODUCTS, INC..............         20
  6,825      *  PRICELINE.COM, INC.................         62
 94,935         PROCTER & GAMBLE CO................      6,057
  9,710         QUAKER OATS CO.....................        886
 13,593         RADIOSHACK CORP....................        415
  1,900      *  RALCORP HOLDINGS, INC..............         36
 19,781         RALSTON PURINA CO..................        594
  1,500      *  REVLON, INC (CLASS A)..............         11
 21,824      *  RITE AID CORP......................        196
  7,455         RJ REYNOLDS TOBACCO HOLDINGS,
                  INC..............................        407
    700      *  ROBERT MONDAVI CORP (CLASS A)......         28
  2,200         RUDDICK CORP.......................         37
    800         RUSS BERRIE & CO, INC..............         24
 35,079      *  SAFEWAY, INC.......................      1,684
 60,689         SARA LEE CORP......................      1,149
    740         SCHWEITZER-MAUDUIT INTERNATIONAL,
                  INC..............................         17
  3,500         SENSIENT TECHNOLOGIES CORP.........         72
  1,000      *  SKECHERS USA, INC (CLASS A)........         29
  1,850         SLI, INC...........................         15
    900      *  SMART & FINAL, INC.................         10
  4,100      *  SMITHFIELD FOODS, INC..............        165
  1,376         SMUCKER (J.M) CO...................         36
  1,421      *  SPARTAN STORES, INC................         23
  2,200      *  STAMPS.COM, INC....................          8
    744         STANDARD COMMERCIAL CORP...........         13
 33,381      *  STAPLES, INC.......................        534
  1,400      *  STAR SCIENTIFIC, INC...............          4
    500         STEPAN CO..........................         13
  1,835      *  SUIZA FOODS CORP...................         97
  9,230         SUPERVALU, INC.....................        162
  1,000         THOMAS INDUSTRIES, INC.............         30
  1,600      *  TICKETMASTER (CLASS B).............         24
  1,563         TOOTSIE ROLL INDUSTRIES, INC.......         60
 14,503      *  TOYS "R" US, INC...................        359
  2,550      *  TRANS WORLD ENTERTAINMENT CORP.....         24
    900      *  TRIARC COS, INC....................         24
    700      *  TUESDAY MORNING CORP...............          9
  3,850         TUPPERWARE CORP....................         90
  1,200      *  TWEETER HOME ENTERTAINMENT GROUP,
                  INC..............................         42
  8,177         TYSON FOODS, INC (CLASS A).........         75
    600      *  UNITED AUTO GROUP, INC.............         11
    600      *  UNITED NATURAL FOODS, INC..........         13
  2,100         UNIVERSAL CORP.....................         83
 11,969         UST, INC...........................        345
  1,719      *  VALUEVISION INTERNATIONAL, INC
                  (CLASS A)........................         37
  1,000         VECTOR GROUP LTD...................         32
    200     b*  VLASIC FOODS INTERNATIONAL, INC....          0
 74,632         WALGREEN CO........................      2,549

 SHARES                                              VALUE (000)
 ------                                              -----------
  1,300         WEIS MARKETS, INC..................   $     46
     18      *  WHITEHALL JEWELLERS, INC...........          0
  3,533      *  WHOLE FOODS MARKET, INC............         96
  1,200      *  WILD OATS MARKETS, INC.............         12
  5,993         WINN-DIXIE STORES, INC.............        157
 11,458         WRIGLEY (WM) JR CO.................        537
  1,000      *  YANKEE CANDLE CO, INC..............         19
                                                      --------
                TOTAL CONSUMER NON-CYCLICAL........     73,590
                                                      --------
ENERGY--5.27%
    997      *  3TEC ENERGY CORP...................         16
  5,064         AMERADA HESS CORP..................        409
 18,372         ANADARKO PETROLEUM CORP............        993
  9,097         APACHE CORP........................        462
  5,116         ASHLAND, INC.......................        205
    700      *  ATWOOD OCEANICS, INC...............         25
 24,602         BAKER HUGHES, INC..................        824
  2,173      *  BARRETT RESOURCES CORP.............        128
  1,200      *  BELCO OIL & GAS CORP...............         11
  1,300         BERRY PETROLEUM CO (CLASS A).......         19
 12,017      *  BJ SERVICES CO.....................        341
  2,200      *  BROWN (TOM), INC...................         53
 15,849         BURLINGTON RESOURCES, INC..........        633
  2,000         CABOT OIL & GAS CORP (CLASS A).....         49
  2,325      *  CAL DIVE INTERNATIONAL, INC........         57
    600      *  CALLON PETROLEUM CORP..............          7
  4,654      *  CAPSTONE TURBINE CORP..............        105
    400         CARBO CERAMICS, INC................         15
  9,300      *  CHESAPEAKE ENERGY CORP.............         63
 47,075         CHEVRON CORP.......................      4,260
    300      *  CLAYTON WILLIAMS ENERGY, INC.......          5
  1,600      *  COMSTOCK RESOURCES, INC............         16
 45,854         CONOCO, INC (CLASS B)..............      1,325
  1,100      *  CONTOUR ENERGY CO..................          2
  3,820      *  COOPER CAMERON CORP................        213
  1,100      *  DENBURY RESOURCES, INC.............         10
  8,729         DEVON ENERGY CORP (NEW)............        458
  4,041         DIAMOND OFFSHORE DRILLING, INC.....        134
    463      *  DRIL-QUIP, INC.....................         10
  2,449      *  EEX CORP...........................          7
  1,605      *  ENERGY PARTNERS LTD................         22
 10,200         ENSCO INTERNATIONAL, INC...........        239
  7,741         EOG RESOURCES, INC.................        275
  1,200      *  EVERGREEN RESOURCES, INC...........         46
252,981         EXXON MOBIL CORP...................     22,098
  2,013      *  FOREST OIL CORP....................         56
     14      *  FOREST OIL CORP WTS 02/15/04.......          0
     14      *  FOREST OIL CORP WTS 02/15/05.......          0
  2,866     b*  FRIEDE GOLDMAN HALTER, INC.........          1
  2,000         FRONTIER OIL CORP..................         27
  4,627      *  GLOBAL INDUSTRIES LTD..............         58
 12,100      *  GLOBAL MARINE, INC.................        225
  7,520      *  GRANT PRIDECO, INC.................        132
 10,762      *  GREY WOLF, INC.....................         43
    600      *  GULF ISLAND FABRICATION, INC.......          9
 31,450         HALLIBURTON CO.....................      1,120
  5,200      *  HANOVER COMPRESSOR CO..............        172
  4,000         HELMERICH & PAYNE, INC.............        123
    301         HOLLY CORP.........................         11
    800      *  HORIZON OFFSHORE, INC..............         11
    700      *  HOUSTON EXPLORATION CO.............         22
  1,097      *  HS RESOURCES, INC..................         71
    939      *  HYDRIL CO..........................         21
  3,100      *  INPUT/OUTPUT, INC..................         39
  2,054      *  KANEB SERVICES, INC................         15
  1,843      *  KCS ENERGY, INC....................         12
  6,947         KERR-MCGEE CORP....................        460
  6,841      *  KEY ENERGY SERVICES, INC...........         74
    800      *  KEY PRODUCTION CO, INC.............         13
  1,600      *  LOUIS DREYFUS NATURAL GAS CORP.....         56

                                       14
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
ENERGY--(CONTINUED)
    400         LUFKIN INDUSTRIES, INC.............   $     11
  2,114      *  MAGNUM HUNTER RESOURCES, INC.......         19
  4,500      *  MARINE DRILLING COS, INC...........         86
  2,600      *  MAVERICK TUBE CORP.................         44
  1,030      *  MCMORAN EXPLORATION CO.............         15
  1,300      *  MERIDIAN RESOURCE CORP.............          9
  1,600         MITCHELL ENERGY & DEVELOPMENT CORP
                  (CLASS A)........................         74
  2,652         MURPHY OIL CORP....................        195
  9,528      *  NABORS INDUSTRIES, INC.............        354
  5,875      *  NATIONAL-OILWELL, INC..............        157
  2,888      *  NEWFIELD EXPLORATION CO............         93
  4,200         NOBLE AFFILIATES, INC..............        148
  9,830      *  NOBLE DRILLING CORP................        322
  1,100      *  NUEVO ENERGY CO....................         18
 27,157         OCCIDENTAL PETROLEUM CORP..........        722
 12,600         OCEAN ENERGY, INC (NEW)............        220
  1,600      *  OCEANEERING INTERNATIONAL, INC.....         33
    490      *  OSCA, INC..........................         10
  6,100      *  PARKER DRILLING CO.................         40
  1,000         PATINA OIL & GAS CORP..............         27
  4,900      *  PATTERSON-UTI ENERGY, INC..........         88
  5,600         PENNZOIL-QUAKER STATE CO...........         63
 16,360         PHILLIPS PETROLEUM CO..............        933
  7,500      *  PIONEER NATURAL RESOURCES CO.......        128
  1,200      *  PLAINS RESOURCES, INC..............         29
  3,887         POGO PRODUCING CO..................         93
  5,300      *  PRIDE INTERNATIONAL, INC...........        101
    650      *  PRIMA ENERGY CORP..................         16
    300      *  PRIZE ENERGY CORP..................          6
    984      *  PURE RESOURCES, INC................         18
  3,492      *  RANGE RESOURCES CORP...............         21
  1,164      *  REMINGTON OIL & GAS CORP...........         22
  6,915      *  ROWAN COS, INC.....................        153
    700         RPC, INC...........................         10
  1,246      *  SEACOR SMIT, INC...................         58
  1,500      *  SEITEL, INC........................         20
  3,728      *  SMITH INTERNATIONAL, INC...........        223
  1,366      *  SPINNAKER EXPLORATION CO...........         54
  2,100         ST. MARY LAND & EXPLORATION CO.....         49
  1,585      *  STONE ENERGY CORP..................         70
  6,060         SUNOCO, INC........................        222
  3,300      *  SUPERIOR ENERGY SERVICES, INC......         26
  1,700      *  SWIFT ENERGY CO....................         51
  2,100      *  TESORO PETROLEUM CORP..............         26
 40,422         TEXACO, INC........................      2,692
  4,120         TIDEWATER, INC.....................        155
 11,316         TOSCO CORP.........................        498
    486      *  TOTAL FINA WTS 08/05/03............         13
  1,143      *  TRANSMONTAIGNE, INC................          7
     13      *  TRANSTEXAS GAS CORP (CLASS A)......          0
     26      *  TRANSTEXAS GAS CORP WTS 06/30/02...          0
  1,700      *  TRICO MARINE SERVICES, INC.........         18
  5,423         ULTRAMAR DIAMOND SHAMROCK CORP.....        256
  2,300      *  UNIT CORP..........................         36
    500      *  UNIVERSAL COMPRESSION HOLDINGS,
                  INC..............................         14
 17,874         UNOCAL CORP........................        610
 22,620         USX (MARATHON GROUP)...............        668
  4,489         VALERO ENERGY CORP.................        165
  5,511      *  VARCO INTERNATIONAL, INC (NEW).....        103
  2,300      *  VERITAS DGC, INC...................         64
  3,700         VINTAGE PETROLEUM, INC.............         69
  1,341      *  W-H ENERGY SERVICES, INC...........         25
  7,727      *  WEATHERFORD INTERNATIONAL, INC.....        371
  1,797      *  WESTPORT RESOURCES CORP............         38
  8,532         XTO ENERGY, INC....................        122
                                                      --------
                TOTAL ENERGY.......................     47,307
                                                      --------

 SHARES                                              VALUE (000)
 ------                                              -----------
FINANCIAL SERVICES--19.02%
  2,000         21ST CENTURY INSURANCE GROUP.......   $     37
  1,725         ADVANTA CORP (CLASS A).............         28
  1,700      *  AFFILIATED MANAGERS GROUP, INC.....        105
 38,742         AFLAC, INC.........................      1,220
    400         ALABAMA NATIONAL BANCORP...........         13
  1,000         ALEXANDRIA REAL ESTATE EQUITIES,
                  INC..............................         40
  2,900         ALFA CORP..........................         72
    415      *  ALLEGHANY CORP.....................         84
    556         ALLIANCE BANCORP...................         16
  6,500         ALLIED CAPITAL CORP................        150
  3,924         ALLMERICA FINANCIAL CORP...........        226
 53,112         ALLSTATE CORP......................      2,336
  5,200         AMB PROPERTY CORP..................        134
  6,654         AMBAC FINANCIAL GROUP, INC.........        387
  2,100         AMCORE FINANCIAL, INC..............         50
  1,800         AMERICAN CAPITAL STRATEGIES LTD....         51
 96,992         AMERICAN EXPRESS CO................      3,763
  2,800         AMERICAN FINANCIAL GROUP, INC......         85
  2,100         AMERICAN FINANCIAL HOLDINGS, INC...         50
 36,861         AMERICAN GENERAL CORP..............      1,712
  1,300      *  AMERICAN INDUSTRIAL PROPERTIES
                  REIT.............................          0
147,637         AMERICAN INTERNATIONAL GROUP,
                  INC..............................     12,697
    800         AMERICAN NATIONAL INSURANCE CO.....         60
    852      *  AMERICAN PHYSICIANS CAPITAL, INC...         17
  7,797      *  AMERITRADE HOLDING CORP (CLASS
                  A)...............................         62
  2,200         AMERUS GROUP CO....................         78
  1,041         AMLI RESIDENTIAL PROPERTIES
                  TRUST............................         26
 27,148         AMSOUTH BANCORP....................        502
  3,237      *  ANC RENTAL CORP....................         10
  1,400         ANCHOR BANCORP WISCONSIN, INC......         22
    431         ANDOVER BANCORP, INC...............         22
  3,270         ANNALY MORTGAGE MANAGEMENT, INC....         45
  2,316         ANTHRACITE CAPITAL, INC............         26
 16,790         AON CORP...........................        588
  4,825         APARTMENT INVESTMENT & MANAGEMENT
                  CO...............................        233
  8,834         ARCHSTONE COMMUNITIES TRUST........        228
  4,370         ARDEN REALTY, INC..................        117
    500         AREA BANCSHARES CORP...............          8
  1,300         ARGONAUT GROUP, INC................         26
    443         ARROW FINANCIAL CORP...............         11
  4,959         ASSOCIATED BANC-CORP...............        178
  1,181         ASSOCIATED ESTATES REALTY CORP.....         11
  6,800      *  ASSOCIATES FIRST CAPITAL RESIDUAL
                  VALUE............................          0
  3,345         ASTORIA FINANCIAL CORP.............        184
 18,963      *  AUTONATION, INC....................        220
  4,460         AVALONBAY COMMUNITIES, INC.........        209
    552         BALDWIN & LYONS, INC (CLASS B).....         12
    400         BANCFIRST CORP.....................         16
    569         BANCFIRST OHIO CORP................         13
  6,500         BANCORPSOUTH, INC..................        111
  3,674         BANCWEST CORP......................        126
    817         BANK MUTUAL CORP...................         12
117,499         BANK OF AMERICA CORP...............      7,053
    800         BANK OF GRANITE CORP...............         18
 54,037         BANK OF NEW YORK CO, INC...........      2,594
 85,470         BANK ONE CORP......................      3,060
  2,800      *  BANK UNITED CORP CONTINGENT PAYMENT
                  RTS..............................          1
  1,700         BANKATLANTIC BANCORP, INC (CLASS
                  A)...............................         15
 10,380         BANKNORTH GROUP, INC...............        235
  1,039      *  BANKUNITED FINANCIAL CORP (CLASS
                  A)...............................         15
    777         BANNER CORP........................         17
  4,137         BAY VIEW CAPITAL CORP..............         31
 31,413         BB&T CORP..........................      1,153
  6,444         BEAR STEARNS COS, INC..............        380
    627      *  BEAZER HOMES USA, INC..............         40
  1,323         BEDFORD PROPERTY INVESTORS, INC....         28
  1,350         BERKLEY (W.R.) CORP................         56

                                       15
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
FINANCIAL SERVICES--(CONTINUED)
    420      *  BKF CAPITAL GROUP, INC.............   $     14
  1,017      *  BLACKROCK, INC.....................         35
    618      *  BOK FINANCIAL CORP.................         17
    859         BOSTON PRIVATE FINANCIAL HOLDINGS,
                  INC..............................         19
  5,190         BOSTON PROPERTIES, INC.............        212
  1,400         BOYKIN LODGING CO..................         18
  1,933         BRANDYWINE REALTY TRUST............         43
  3,500         BRE PROPERTIES, INC (CLASS A)......        106
    900         BROOKLINE BANCORP, INC.............         13
  1,477         BROWN & BROWN, INC.................         62
    700         BSB BANCORP, INC...................         16
  1,694         BURNHAM PACIFIC PROPERTIES, INC....          8
  2,616         CAMDEN PROPERTY TRUST..............         96
  1,218         CAPITAL AUTOMOTIVE REIT............         22
    300         CAPITAL CITY BANK GROUP, INC.......          7
 15,300         CAPITAL ONE FINANCIAL CORP.........        918
  2,253         CAPITOL FEDERAL FINANCIAL..........         44
    668         CAPITOL TRANSAMERICA CORP..........         10
  1,300      *  CAPSTEAD MORTGAGE CORP.............         23
  4,652         CARRAMERICA REALTY CORP............        142
  1,900         CASH AMERICA INTERNATIONAL, INC....         16
  7,700      *  CATELLUS DEVELOPMENT CORP..........        134
    594         CATHAY BANCORP, INC................         32
    875      *  CB RICHARD ELLIS SERVICES, INC.....         14
  1,511         CBL & ASSOCIATES PROPERTIES, INC...         46
    630         CCBT FINANCIAL COS, INC............         19
    811      *  CCC INFORMATION SERVICES GROUP,
                  INC..............................          5
  1,462      *  CENTENNIAL BANCORP.................         12
  1,600         CENTERPOINT PROPERTIES CORP........         80
    431      *  CENTRAL COAST BANCORP..............         11
  1,178         CFS BANCORP, INC...................         16
  1,456         CHARLES E. SMITH RESIDENTIAL
                  REALTY...........................         73
  1,700         CHARTER MUNICIPAL MORTGAGE
                  ACCEPTANCE.......................         27
 15,209         CHARTER ONE FINANCIAL, INC.........        485
  1,670         CHATEAU COMMUNITIES, INC...........         52
    987         CHELSEA PROPERTY GROUP, INC........         46
  1,225         CHEMICAL FINANCIAL CORP............         36
  1,950         CHITTENDEN CORP....................         66
  4,556      *  CHOICEPOINT, INC...................        192
 12,846         CHUBB CORP.........................        995
  9,908         CINCINNATI FINANCIAL CORP..........        391
368,974         CITIGROUP, INC.....................     19,497
  3,521         CITIZENS BANKING CORP (MICHIGAN)...        103
    700         CITY BANK LYNNWOOD (WASHINGTON)....         19
  1,237         CITY HOLDING CO....................         16
  2,856         CITY NATIONAL CORP.................        126
    613      *  CLARK/BARDES, INC..................         14
  1,900      *  CNA FINANCIAL CORP.................         75
  1,100         CNA SURETY CORP....................         15
  1,300      *  COAST FEDERAL LITIGATION CONTINGENT
                  RTS..............................          1
  8,112         COLONIAL BANCGROUP, INC............        117
  1,112         COLONIAL PROPERTIES TRUST..........         34
    961      *  COLUMBIA BANKING SYSTEM, INC.......         12
  8,500         COMDISCO, INC......................         11
 13,083         COMERICA, INC......................        754
  2,070         COMMERCE BANCORP, INC..............        145
  4,665         COMMERCE BANCSHARES, INC...........        172
  1,900         COMMERCE GROUP, INC................         70
  4,050         COMMERCIAL FEDERAL CORP............         94
  2,390         COMMERCIAL NET LEASE REALTY, INC...         34
    635         COMMONWEALTH BANCORP, INC..........         11
    521         COMMUNITY BANK SYSTEM, INC.........         15
    510         COMMUNITY BANKS, INC...............         15
  2,733         COMMUNITY FIRST BANKSHARES, INC....         63
    757         COMMUNITY TRUST BANCORP, INC.......         18
  9,386         COMPASS BANCSHARES, INC............        249
    900      *  COMPUCREDIT CORP...................         10
    823         CONNECTICUT BANCSHARES, INC........         22

 SHARES                                              VALUE (000)
 ------                                              -----------
 21,196      *  CONSECO, INC.......................   $    289
  1,900     b*  CONTIFINANCIAL CORP................          0
  2,900         CORNERSTONE REALTY INCOME TRUST,
                  INC..............................         34
  1,800         CORRECTIONS CORP OF AMERICA........         29
    700         CORUS BANKSHARES, INC..............         42
  8,688         COUNTRYWIDE CREDIT INDUSTRIES,
                  INC..............................        399
  2,766         COUSINS PROPERTIES, INC............         74
    500         CPB, INC...........................         15
  2,700         CRAWFORD & CO (CLASS B)............         49
  1,100      *  CREDIT ACCEPTANCE CORP.............          8
  7,000         CRESCENT REAL ESTATE EQUITIES CO...        172
    400      *  CRESECENT OPERATING, INC...........          0
  1,100      *  CRESTLINE CAPITAL CORP.............         34
  1,548         CROWN AMERICAN REALTY TRUST........         13
  1,400      *  CSFBDIRECT.........................          7
  1,500      *  CSK AUTO CORP......................         12
  3,900         CULLEN/FROST BANKERS, INC..........        132
  1,400         CVB FINANCIAL CORP.................         27
    952         DELPHI FINANCIAL GROUP, INC (CLASS
                  A)...............................         37
  3,667         DEVELOPERS DIVERSIFIED REALTY
                  CORP.............................         67
 11,800      *  DIME BANCORP LITIGATION TRACKING
                  WTS..............................          3
  6,187         DIME BANCORP, INC..................        230
    729         DIME COMMUNITY BANCSHARES..........         25
  2,500         DORAL FINANCIAL CORP...............         86
  1,494         DOWNEY FINANCIAL CORP..............         71
  9,546         DUKE REALTY CORP...................        237
 17,085      *  E*TRADE GROUP, INC.................        110
  1,700         EAST WEST BANCORP, INC.............         46
  1,200         EASTGROUP PROPERTIES, INC..........         27
  4,400         EATON VANCE CORP...................        153
  5,855         EDWARDS (A.G.), INC................        263
  1,000      *  ELECTRO RENT CORP..................         16
  1,100         ENTERTAINMENT PROPERTIES TRUST.....         20
 22,705         EQUITY OFFICE PROPERTIES TRUST.....        718
  9,793         EQUITY RESIDENTIAL PROPERTIES
                  TRUST............................        554
  1,423         ERIE INDEMNITY CO (CLASS A)........         42
  1,072         ESSEX PROPERTY TRUST, INC..........         53
    800         F & M BANCORP, INC (MARYLAND)......         24
  1,900         F & M NATIONAL CORP................         76
  1,785         FNB CORP...........................         53
    511         FARMERS CAPITAL BANK CORP..........         21
    881         FBL FINANCIAL GROUP, INC (CLASS
                  A)...............................         16
    591      *  FEDERAL AGRICULTURAL MORTGAGE
                  CORP.............................         19
 74,730         FANNIE MAE.........................      6,363
  2,750         FEDERAL REALTY INVESTMENT TRUST....         57
  5,813         FEDERATED INVESTORS, INC (CLASS
                  B)...............................        187
 51,096         FREDDIE MAC........................      3,577
  1,153         FIDELITY BANKSHARES, INC...........         17
  5,615         FIDELITY NATIONAL FINANCIAL, INC...        138
 35,907         FIFTH THIRD BANCORP................      2,156
    781      *  FINANCIAL FEDERAL CORP.............         23
    606         FINANCIAL INSTITUTIONS, INC........         14
    146     b*  FINOVA GROUP, INC..................          1
  4,678         FIRST AMERICAN CORP................         89
  1,500         FIRST BANCORP (PUERTO RICO)........         40
    480         FIRST BANCORP (NORTH CAROLINA).....         12
    600         FIRST BUSEY CORP...................         13
  2,300         FIRST CHARTER CORP.................         43
    400         FIRST CITIZENS BANCSHARES, INC
                  (CLASS A)........................         43
  4,300         FIRST COMMONWEALTH FINANCIAL
                  CORP.............................         65
    588         FIRST COMMUNITY BANCSHARES.........         18
    468         FIRST ESSEX BANCORP, INC...........         12
  1,100         FIRST FEDERAL CAPITAL CORP.........         18
  2,531         FIRST FINANCIAL BANCORP............         43
    875         FIRST FINANCIAL BANKSHARES, INC....         27
    500         FIRST FINANCIAL CORP (INDIANA).....         24
  1,000         FIRST FINANCIAL HOLDINGS, INC......         23
    800         FIRST INDIANA CORP.................         21
    400         FIRST MERCHANTS CORP...............         10

                                       16
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
FINANCIAL SERVICES--(CONTINUED)
  3,100         FIRST MIDWEST BANCORP, INC.........   $     92
    900         FIRST NIAGARA FINANCIAL GROUP,
                  INC..............................         14
  1,127         FIRST PLACE FINANCIAL (OHIO).......         15
    777      *  FIRST REPUBLIC BANK................         19
  2,064         FIRST SENTINEL BANCORP, INC........         28
    630         FIRST SOURCE CORP..................         18
  9,515         FIRST TENNESSEE NATIONAL CORP......        330
 72,246         FIRST UNION CORP...................      2,524
  3,434         FIRST VIRGINIA BANKS, INC..........        162
  1,200      *  FIRSTFED FINANCIAL CORP............         36
  5,949         FIRSTMERIT CORP....................        157
  4,500      *  FIRSTPLUS FINANCIAL GROUP, INC.....          1
 79,411         FLEETBOSTON FINANCIAL CORP.........      3,133
    522         FLUSHING FINANCIAL CORP............         12
  4,387         FRANCHISE FINANCE CORP OF
                  AMERICA..........................        110
 12,681         FRANKLIN RESOURCES, INC............        580
  4,100         FREMONT GENERAL CORP...............         27
  2,300      *  FRIEDMAN, BILLINGS, RAMSEY GROUP,
                  INC (CLASS A)....................         16
  1,300         FRONTIER FINANCIAL CORP............         36
  5,620         FULTON FINANCIAL CORP..............        115
    400      *  GABELLI ASSET MANAGEMENT, INC
                  (CLASS A)........................         16
  1,700         GABLES RESIDENTIAL TRUST...........         51
  6,000         GALLAGHER (ARTHUR J.) & CO.........        156
  3,103      *  GARTNER, INC (CLASS A).............         34
  2,624      *  GARTNER, INC (CLASS B).............         24
    582         GBC BANCORP........................         17
  3,900         GENERAL GROWTH PROPERTIES, INC.....        154
    658         GERMAN AMERICAN BANCORP............         10
    992         GLACIER BANCORP, INC...............         19
  1,606         GLENBOROUGH REALTY TRUST, INC......         31
  1,900         GLIMCHER REALTY TRUST..............         34
  1,700         GOLD BANC CORP, INC................         13
  3,400      *  GOLDEN STATE BANCORP WTS...........          4
  5,200         GOLDEN STATE BANCORP, INC..........        160
  9,398         GOLDEN WEST FINANCIAL CORP.........        604
    600         GREAT AMERICAN FINANCIAL
                  RESOURCES........................         11
  1,146         GREAT LAKES REIT, INC..............         21
    416         GREAT SOUTHERN BANCORP, INC........         11
  3,200         GREATER BAY BANCORP................         80
  6,262         GREENPOINT FINANCIAL CORP..........        240
    586         HANCOCK HOLDING CO.................         25
  1,600         HARBOR FLORIDA BANCSHARES, INC.....         31
  2,139         HARLEYSVILLE GROUP, INC............         64
    700         HARLEYSVILLE NATIONAL CORP.........         32
 17,374         HARTFORD FINANCIAL SERVICES GROUP,
                  INC..............................      1,188
  3,600         HCC INSURANCE HOLDINGS, INC........         88
  3,700         HEALTH CARE PROPERTY INVESTORS,
                  INC..............................        127
  2,194         HEALTH CARE REIT, INC..............         52
  3,000         HEALTHCARE REALTY TRUST, INC.......         79
  3,161         HELLER FINANCIAL, INC (CLASS A)....        126
 11,758         HIBERNIA CORP (CLASS A)............        209
  4,100         HIGHWOODS PROPERTIES, INC..........        109
  1,000         HILB, ROGAL & HAMILTON CO..........         44
  1,337         HOME PROPERTIES OF NEW YORK, INC...         40
  5,308      *  HOMEFED CORP.......................          5
  4,230         HOOPER HOLMES, INC.................         43
  3,000         HORACE MANN EDUCATORS CORP.........         65
  4,141         HOSPITALITY PROPERTIES TRUST.......        118
 14,549         HOST MARRIOTT CORP (NEW)...........        182
 33,999         HOUSEHOLD INTERNATIONAL, INC.......      2,268
  9,800         HRPT PROPERTIES TRUST..............         95
  3,300         HUDSON CITY BANCORP, INC...........         76
  1,120         HUDSON RIVER BANCORP, INC..........         20
  3,953         HUDSON UNITED BANCORP..............        101
 18,400         HUNTINGTON BANCSHARES, INC.........        301
    409         IBERIABANK CORP....................         12
  1,000      *  IMC MORTGAGE CO....................          0

 SHARES                                              VALUE (000)
 ------                                              -----------
  4,500         INDEPENDENCE COMMUNITY BANK CORP...   $     89
  1,709         INDEPENDENT BANK CORP..............         38
  4,412      *  INDYMAC BANCORP, INC...............        118
  1,794         INNKEEPERS U.S.A. TRUST............         21
  1,033      *  INSIGNIA FINANCIAL GROUP, INC......         13
  2,346      *  INSTINET GROUP, INC................         44
    600      *  INSURANCE AUTO AUCTIONS, INC.......         10
  1,100         INTEGRA BANK CORP..................         27
  1,223         INTERNATIONAL BANCSHARES CORP......         51
     65      *  INTERSTATE HOTELS CORP.............          0
  2,276      *  INVESTMENT TECHNOLOGY GROUP, INC...        114
  2,400         INVESTORS FINANCIAL SERVICES
                  CORP.............................        161
  1,532         INVESTORS REAL ESTATE TRUST........         13
  1,800         IRT PROPERTY CO....................         20
    672         IRWIN FINANCIAL CORP...............         17
  6,378         ISTAR FINANCIAL, INC...............        180
  1,736      *  ITT EDUCATIONAL SERVICES, INC......         78
  2,500         JDN REALTY CORP....................         34
  1,629         JEFFERIES GROUP, INC (NEW).........         53
 11,254         JEFFERSON-PILOT CORP...............        544
 22,581         JOHN HANCOCK FINANCIAL SERVICES,
                  INC..............................        909
    500         JOHN NUVEEN CO (CLASS A)...........         28
  2,100      *  JONES LANG LASALLE, INC............         28
145,517         JP MORGAN CHASE & CO...............      6,490
    900         JP REALTY, INC.....................         22
    600         KANSAS CITY LIFE INSURANCE CO......         24
 31,118         KEYCORP............................        811
  1,860         KILROY REALTY CORP.................         54
  4,033         KIMCO REALTY CORP..................        191
  6,700      *  KNIGHT TRADING GROUP, INC..........         72
  2,000         KOGER EQUITY, INC..................         33
  1,374         KRAMONT REALTY TRUST...............         19
  9,426      *  LA QUINTA PROPERTIES, INC..........         49
  3,200      *  LABRANCHE & CO, INC................         93
    807         LAKELAND BANCORP, INC..............         15
  1,229         LANDAMERICA FINANCIAL GROUP, INC...         39
    900     b*  LEASING SOLUTIONS, INC.............          0
  4,611         LEGG MASON, INC....................        229
 18,129         LEHMAN BROTHERS HOLDINGS, INC......      1,410
  2,688         LEUCADIA NATIONAL CORP.............         87
    800         LEXINGTON CORPORATE PROPERTIES
                  TRUST............................         12
  1,200         LIBERTY CORP.......................         48
  1,000         LIBERTY FINANCIAL COS, INC.........         32
 13,830         LINCOLN NATIONAL CORP..............        716
  1,700         LNR PROPERTY CORP..................         60
  1,388      *  LOCAL FINANCIAL CORP...............         18
    100      *  LTC HEALTHCARE, INC................          0
  6,130         M & T BANK CORP....................        463
  2,300         MACERICH CO........................         57
  3,268         MACK-CALI REALTY CORP..............         93
  1,442         MAF BANCORP, INC...................         44
    700         MAIN STREET BANKS, INC.............         12
  1,025         MANUFACTURED HOME COMMUNITIES,
                  INC..............................         29
    500      *  MARKEL CORP........................         98
 20,203         MARSH & MCLENNAN COS, INC..........      2,041
  7,547         MARSHALL & ILSLEY CORP.............        407
    410      *  MB FINANCIAL, INC..................         11
 10,867         MBIA, INC..........................        605
 52,446         MBNA CORP..........................      1,728
    900         MEDALLION FINANCIAL CORP...........          9
 35,112         MELLON FINANCIAL CORP..............      1,615
  5,255         MERCANTILE BANKSHARES CORP.........        206
  1,888         MERCURY GENERAL CORP...............         66
  2,700         MERISTAR HOSPITALITY CORP..........         64
    261      *  MERITAGE CORP......................         12
 61,216         MERRILL LYNCH & CO, INC............      3,627
     85      *  MERRY LAND PROPERTIES, INC.........          1
 22,256         METROPOLITAN LIFE INSURANCE CO.....        689
     19      *  MFN FINANCIAL CORP.................          0

                                       17
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
FINANCIAL SERVICES--(CONTINUED)
     22      *  MFN FINANCIAL CORP WTS SERIES A
                  03/23/02.........................   $      0
     22      *  MFN FINANCIAL CORP WTS SERIES B
                  03/23/03.........................          0
     22      *  MFN FINANCIAL CORP WTS SERIES C
                  03/23/04.........................          0
  6,910         MGIC INVESTMENT CORP...............        502
    936         MID ATLANTIC REALTY TRUST..........         12
  1,033         MID-AMERICA APARTMENT COMMUNITIES,
                  INC..............................         26
    700         MID-AMERICA BANCORP................         20
  1,600         MID-STATE BANCSHARES...............         29
    289         MIDLAND CO.........................         13
  1,233         MILLS CORP.........................         30
  1,119         MISSION WEST PROPERTIES, INC.......         14
    400         MISSISSIPPI VALLEY BANCSHARES,
                  INC..............................         16
  3,800         MONY GROUP, INC....................        152
 81,605         MORGAN STANLEY DEAN WITTER & CO....      5,241
    546         NATIONAL CITY BANCORP..............         16
 44,036         NATIONAL CITY CORP.................      1,355
 15,092         NATIONAL COMMERCE FINANCIAL CORP...        368
    800         NATIONAL HEALTH INVESTORS, INC.....          8
  1,300         NATIONAL PENN BANCSHARES, INC......         26
    100      *  NATIONAL WESTERN LIFE INSURANCE CO
                  (CLASS A)........................         12
  1,800         NATIONWIDE FINANCIAL SERVICES, INC
                  (CLASS A)........................         79
  3,400         NATIONWIDE HEALTH PROPERTIES,
                  INC..............................         69
    386         NBC CAPITAL CORP...................         11
  1,800         NBT BANCORP, INC...................         35
  1,800      *  NETBANK, INC.......................         20
  2,817         NEUBERGER BERMAN, INC..............        192
  6,569         NEW PLAN EXCEL REALTY TRUST........        101
  2,600      *  NEXTCARD, INC......................         29
 12,015         NORTH FORK BANCORP, INC............        372
 14,459         NORTHERN TRUST CORP................        904
  1,100         NORTHWEST BANCORP, INC.............         12
  2,276         NEW YORK COMMUNITY BANCORP, INC....         86
    681         OCEANFIRST FINANCIAL CORP..........         18
  2,600      *  OCWEN FINANCIAL CORP...............         27
  4,100         OHIO CASUALTY CORP.................         53
  4,474         OLD NATIONAL BANCORP...............        118
  8,729         OLD REPUBLIC INTERNATIONAL CORP....        253
    425         OLD SECOND BANKCORP, INC...........         14
    500         OMEGA FINANCIAL CORP...............         16
    800         ORIENTAL FINANCIAL GROUP, INC......         15
  1,900         PACIFIC CAPITAL BANCORP............         58
  6,100         PACIFIC CENTURY FINANCIAL CORP.....        157
  1,500         PACIFIC GULF PROPERTIES, INC.......          7
    650         PACIFIC NORTHWEST BANCORP..........         16
  1,502         PAN PACIFIC RETAIL PROPERTIES,
                  INC..............................         39
    845         PARK NATIONAL CORP.................         87
    800         PARKWAY PROPERTIES, INC............         28
    434         PENNFED FINANCIAL SERVICES, INC....         10
  1,100         PENNSYLVANIA REAL ESTATE INVESTMENT
                  TRUST............................         27
  1,841         PEOPLE'S BANK......................         43
    442         PEOPLES HOLDINGS CO................         15
  1,100         PFF BANCORP, INC...................         28
    500      *  PHILADELPHIA CONSOLIDATED HOLDING
                  CORP.............................         17
    900      *  PICO HOLDINGS, INC.................         13
  1,000         PMA CAPITAL CORP (CLASS A).........         18
  3,250         PMI GROUP, INC.....................        236
 21,176         PNC FINANCIAL SERVICES GROUP,
                  INC..............................      1,393
 10,096         POPULAR, INC.......................        333
    494         PORT FINANCIAL CORP................         10
  2,901         POST PROPERTIES, INC...............        110
  2,334         PRENTISS PROPERTIES TRUST..........         61
  1,300         PRESIDENTIAL LIFE CORP.............         29
    426         PRIME GROUP REALTY TRUST...........          6
  1,317      *  PROASSURANCE CORP..................         23

 SHARES                                              VALUE (000)
 ------                                              -----------
  4,615         PROGRESSIVE CORP...................   $    624
  8,933         PROLOGIS TRUST.....................        203
  1,050         PROMISTAR FINANCIAL CORP...........         25
  4,554         PROTECTIVE LIFE CORP...............        157
  2,016         PROVIDENT BANKSHARES CORP..........         50
  2,164         PROVIDENT FINANCIAL GROUP, INC.....         71
 20,926         PROVIDIAN FINANCIAL CORP...........      1,239
    832         PS BUSINESS PARKS, INC.............         23
  6,629         PUBLIC STORAGE, INC................        197
    800         R & G FINANCIAL CORP (CLASS B).....         13
  5,948         RADIAN GROUP, INC..................        241
  2,864         RAYMOND JAMES FINANCIAL, INC.......         88
  2,000         REALTY INCOME CORP.................         59
  2,541         RECKSON ASSOCIATES REALTY CORP.....         58
  1,699         REGENCY CENTERS CORP...............         43
 16,676         REGIONS FINANCIAL CORP.............        534
  1,425         REINSURANCE GROUP OF AMERICA,
                  INC..............................         54
  3,245         REPUBLIC BANCORP, INC..............         45
  1,126         RESOURCE AMERICA, INC (CLASS A)....         15
  1,900         RFS HOTEL INVESTORS, INC...........         30
  1,913         RICHMOND COUNTY FINANCIAL CORP.....         72
    997         RIGGS NATIONAL CORP................         17
    491         RLI CORP...........................         22
  4,700         ROSLYN BANCORP, INC................        124
  4,274         ROUSE CO...........................        122
  1,730         S & T BANCORP, INC.................         47
    403         S.Y. BANCORP, INC..................         14
  9,416         SAFECO CORP........................        278
    800         SANDY SPRING BANCORP, INC..........         26
    500         SANTANDER BANCORP..................         10
    800         SAUL CENTERS, INC..................         15
 80,113         SCHWAB (CHARLES) CORP..............      1,226
  1,000         SCPIE HOLDINGS, INC................         20
  1,600         SEACOAST FINANCIAL SERVICES CORP...         26
    637         SECOND BANCORP, INC................         15
  4,790      *  SECURITY CAPITAL GROUP, INC (CLASS
                  B)...............................        103
  5,141         SEI INVESTMENTS CO.................        244
  2,000         SELECTIVE INSURANCE GROUP, INC.....         53
    950         SENIOR HOUSING PROPERTIES TRUST....         12
  3,300      *  SILICON VALLEY BANCSHARES..........         73
    533         SIMMONS FIRST NATIONAL CORP (CLASS
                  A)...............................         18
  9,088         SIMON PROPERTY GROUP, INC..........        272
  6,197         SKY FINANCIAL GROUP, INC...........        117
  1,600         SL GREEN REALTY CORP...............         48
  3,100         SOUTH FINANCIAL GROUP, INC.........         59
 24,918         SOUTHTRUST CORP....................        648
  1,893      *  SOUTHWEST BANCORP OF TEXAS, INC....         57
  1,047         SOUTHWEST SECURITIES GROUP, INC....         22
 17,960         SOVEREIGN BANCORP, INC.............        233
  1,000         SOVRAN SELF STORAGE, INC...........         27
  4,410         SPIEKER PROPERTIES, INC............        264
    548         ST. FRANCIS CAPITAL CORP...........         12
 15,813         ST. PAUL COS, INC..................        802
  2,400         STANCORP FINANCIAL GROUP, INC......        114
 14,593         STARWOOD HOTELS & RESORTS
                  WORLDWIDE........................        544
  1,200         STATE AUTO FINANCIAL CORP..........         20
 23,852         STATE STREET CORP..................      1,180
  2,302         STATEN ISLAND BANCORP, INC.........         64
    578         STERLING BANCORP...................         18
  1,600         STERLING BANCSHARES, INC...........         31
    823         STERLING FINANCIAL CORP............         19
  1,000      *  STEWART INFORMATION SERVICES
                  CORP.............................         19
 16,084         STILWELL FINANCIAL, INC............        540
    600      *  STOCKWALK GROUP, INC...............          1
  1,195         STORAGE U.S.A., INC................         43
    300         STUDENT LOAN CORP..................         21
    434         SUFFOLK BANCORP....................         19

                                       18
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
FINANCIAL SERVICES--(CONTINUED)
  1,916         SUMMIT PROPERTIES, INC.............   $     51
  1,094         SUN COMMUNITIES, INC...............         39
  1,500     b*  SUNTERRA CORP......................          0
 18,621         SUNTRUST BANKS, INC................      1,206
  3,050         SUSQUEHANNA BANCSHARES, INC........         62
 18,062         SYNOVUS FINANCIAL CORP.............        567
  1,597      *  SYNTROLEUM CORP....................         15
  7,703         T ROWE PRICE GROUP, INC............        288
  2,112         TAUBMAN CENTERS, INC...............         30
  5,887         TCF FINANCIAL CORP.................        273
  3,200      *  TD WATERHOUSE GROUP................         35
  1,053         TEXAS REGIONAL BANCSHRS, INC (CLASS
                  A)...............................         42
 15,923         THE GOLDMAN SACHS GROUP, INC.......      1,366
  1,592         THORNBURG MORTGAGE, INC............         25
    480         TOMPKINS TRUSTCO, INC..............         19
  9,220         TORCHMARK CORP.....................        371
  1,037         TOWN & COUNTRY TRUST...............         21
  1,900      *  TRAMMELL CROW CO...................         21
  1,094         TRANSATLANTIC HOLDINGS, INC........        134
    598      *  TRIAD GUARANTY, INC................         24
  1,400         TRUST CO OF NEW JERSEY.............         48
  4,350         TRUSTCO BANK CORP (NEW YORK).......         58
  3,372         TRUSTMARK CORP.....................         69
  1,200         TUCKER ANTHONY SUTRO CORP..........         26
  1,311         U.S. RESTAURANT PROPERTIES, INC....         20
    600         U.S.B. HOLDING CO, INC.............          9
  1,400         UCBH HOLDINGS, INC.................         42
  2,400      *  UICI...............................         31
  1,250         UMB FINANCIAL CORP.................         54
  1,057         UMPQUA HOLDINGS CORP...............         14
    766         UNB CORP (OHIO)....................         14
 10,253         UNION PLANTERS CORP................        447
  3,952         UNIONBANCAL CORP...................        133
  3,044         UNITED BANKSHARES, INC.............         82
  2,100         UNITED COMMUNITY FINANCIAL CORP....         18
  2,200     b*  UNITED COS FINANCIAL CORP..........          0
  7,726         UNITED DOMINION REALTY TRUST,
                  INC..............................        111
    463         UNITED FIRE & CASULTY CO...........         14
    900         UNITED NATIONAL BANCORP............         20
  2,470      *  UNITED RENTALS, INC................         64
  5,700      *  UNITEDGLOBALCOM, INC (CLASS A).....         49
  3,400         UNITRIN, INC.......................        131
  2,934      *  UNIVERSAL AMERICAN FINANCIAL
                  CORP.............................         18
    658         UNIVERSAL HEALTH REALTY INCOME
                  TRUST............................         14
 15,793         UNUMPROVIDENT CORP.................        507
139,758         U.S. BANCORP (NEW).................      3,185
 11,946         USA EDUCATION, INC.................        872
    800         VALHI, INC.........................         10
  5,802         VALLEY NATIONAL BANCORP............        164
  1,790         VESTA INSURANCE GROUP, INC.........         20
  4,700         VORNADO REALTY TRUST...............        183
  1,900         W HOLDING CO, INC..................         25
 15,418         WACHOVIA CORP......................      1,097
  5,815         WADDELL & REED FINANCIAL, INC
                  (CLASS A)........................        185
  4,346         WASHINGTON FEDERAL, INC............        107
 64,331         WASHINGTON MUTUAL, INC.............      2,416
  2,700         WASHINGTON REAL ESTATE INVESTMENT
                  TRUST............................         64
    881         WASHINGTON TRUST BANCORP, INC......         19
  2,558         WAYPOINT FINANCIAL CORP............         32
  3,800         WEBSTER FINANCIAL CORP.............        125
  2,063         WEINGARTEN REALTY INVESTORS........         90
125,857         WELLS FARGO & CO...................      5,844
  1,400         WESBANCO, INC......................         35
    110         WESCO FINANCIAL CORP...............         38
  1,194         WEST COAST BANCORP (OREGON)........         15
  2,516         WESTAMERICA BANCORP................         99
    670         WESTCORP...........................         14

 SHARES                                              VALUE (000)
 ------                                              -----------
    844         WESTFIELD AMERICA, INC.............   $     14
    611      *  WFS FINANCIAL, INC.................         19
  1,800         WHITNEY HOLDING CORP...............         84
  2,182         WILMINGTON TRUST CORP..............        137
  1,029         WINSTON HOTELS, INC................         11
    496         WINTRUST FINANCIAL CORP............         12
  3,968      *  WIT SOUNDVIEW GROUP, INC...........          7
    620         WSFS FINANCIAL CORP................         11
 10,771      *  WYNDHAM INTERNATIONAL, INC (CLASS
                  A)...............................         27
    700         ZENITH NATIONAL INSURANCE CORP.....         19
  6,800         ZIONS BANCORP......................        401
                                                      --------
                TOTAL FINANCIAL SERVICES...........    170,844
                                                      --------
HEALTH CARE--14.10%
    718      *  AAIPHARMA, INC.....................         11
113,576         ABBOTT LABORATORIES CO.............      5,453
  5,644      *  ABGENIX, INC.......................        254
  1,100      *  ABIOMED, INC.......................         26
  1,886      *  ACCREDO HEALTH, INC................         70
  2,540      *  ACLARA BIOSCIENCES, INC............         20
  2,049      *  ADOLOR CORP........................         44
  2,538      *  ADVANCEPCS.........................        163
    490      *  ADVANCED NEUROMODULATION SYSTEMS,
                  INC..............................         13
  4,700      *  ADVANCED TISSUE SCIENCES, INC......         24
 10,381      *  AETNA, INC (NEW)...................        269
  2,838      *  AFFYMETRIX, INC....................         63
  1,264      *  AKSYS LTD..........................         13
  1,400      *  ALBANY MOLECULAR RESEARCH, INC.....         53
  1,100      *  ALEXION PHARMACEUTICALS, INC.......         26
  4,000      *  ALKERMES, INC......................        140
  9,811         ALLERGAN, INC......................        839
  1,800      *  ALLSCRIPTS HEALTHCARE SOLUTIONS....         16
  2,200         ALPHARMA, INC (CLASS A)............         60
  2,043      *  AMERICAN MEDICAL SYSTEMS HOLDING,
                  INC..............................         31
    474      *  AMERICAN HEALTHWAYS, INC...........         18
 96,405         AMERICAN HOME PRODUCTS CORP........      5,634
  1,800      *  AMERICAN HOMEPATIENT, INC..........          1
  1,713      *  AMERIPATH, INC.....................         50
  3,563      *  AMERISOURCE HEALTH CORP (CLASS
                  A)...............................        197
 76,476      *  AMGEN, INC.........................      4,641
  1,426      *  AMSURG CORP (CLASS A)..............         42
  3,925      *  AMYLIN PHARMACEUTICALS, INC........         44
  4,275      *  ANDRX GROUP........................        329
    986      *  ANTIGENICS, INC....................         19
  1,100      *  APHTON CORP........................         24
  7,748      *  APOGENT TECHNOLOGIES, INC..........        191
 15,496         APPLERA CORP (APPLIED BIOSYSTEMS
                  GROUP)...........................        415
  4,415      *  APPLERA CORP (CELERA GENOMICS
                  GROUP)...........................        175
  1,186      *  APPLIED MOLECULAR EVOLUTION........         15
  3,200      *  APRIA HEALTHCARE GROUP, INC........         92
  1,093      *  ARENA PHARMACEUTICALS, INC.........         33
  1,800      *  ARIAD PHARMACEUTICALS, INC.........          9
  1,404      *  ARQULE, INC........................         30
    800         ARROW INTERNATIONAL, INC...........         31
  1,600      *  ARTHROCARE CORP....................         42
    200      *  ASPECT MEDICAL SYSTEMS, INC........          3
  1,105      *  ATRIX LABORATORIES, INC............         26
  1,600      *  ATS MEDICAL, INC...................         24
  1,559      *  AURORA BIOSCIENCES CORP............         48
  4,218      *  AVANIR PHARMACEUTICALS (CLASS A)...         27
  3,800      *  AVANT IMMUNOTHERAPEUTICS, INC......         21
  1,300      *  AVIGEN, INC........................         28
  1,900      *  AVIRON.............................        108
    400      *  BACOU U.S.A., INC..................         11
  3,471         BARD (C.R.), INC...................        198
  1,465      *  BARR LABORATORIES, INC.............        103
  3,800         BAUSCH & LOMB, INC.................        138
 43,446         BAXTER INTERNATIONAL, INC..........      2,129
  4,085         BECKMAN COULTER, INC...............        167
 18,882         BECTON DICKINSON & CO..............        676

                                       19
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
HEALTH CARE--(CONTINUED)
  9,930         BERGEN BRUNSWIG CORP (CLASS A).....   $    191
  7,327      *  BEVERLY ENTERPRISES, INC...........         78
    600      *  BIO-RAD LABORATORIES, INC (CLASS
                  A)...............................         30
  4,200      *  BIO-TECHNOLOGY GENERAL CORP........         55
 10,986      *  BIOGEN, INC........................        597
  1,300      *  BIOMARIN PHARMACEUTICAL, INC.......         17
 13,056         BIOMET, INC........................        627
  1,100      *  BIOPURE CORP.......................         29
    920      *  BIOSITE DIAGNOSTICS, INC...........         41
    600      *  BONE CARE INTERNATIONAL, INC.......         16
 22,926      *  BOSTON SCIENTIFIC CORP.............        390
142,497         BRISTOL-MYERS SQUIBB CO............      7,453
  1,024      *  BRITESMILE, INC....................         11
  3,349      *  BRUKER DALTONICS, INC..............         50
  1,480      *  CALIPER TECHNOLOGIES CORP..........         31
 32,607         CARDINAL HEALTH, INC...............      2,250
  2,300      *  CARDIODYNAMICS INTERNATIONAL
                  CORP.............................         12
 16,915      *  CAREMARK RX, INC...................        278
  5,600      *  CELGENE CORP.......................        162
  2,500      *  CELL GENESYS, INC..................         51
  1,700      *  CELL PATHWAYS, INC.................         11
  2,500      *  CELL THERAPEUTICS, INC.............         69
  3,277      *  CEPHALON, INC......................        231
  1,820      *  CERNER CORP........................         76
    700      *  CERUS CORP.........................         51
  2,800      *  CHARLES RIVER LABORATORIES
                  INTERNATIONAL, INC...............         97
  6,424      *  CHIRON CORP........................        328
      6      *  CHROMAVISION MEDICAL SYSTEMS,
                  INC..............................          0
 11,084         CIGNA CORP.........................      1,062
  1,065      *  CIMA LABS, INC.....................         84
    400      *  CLOSURE MEDICAL CORP...............          9
  2,000      *  COHERENT, INC......................         72
  1,800      *  COLUMBIA LABORATORIES, INC.........         15
  2,853      *  COMMUNITY HEALTH SYSTEMS...........         84
  4,652      *  COMPUTERIZED THERMAL IMAGING,
                  INC..............................         23
  1,100      *  CONMED CORP........................         29
  2,200      *  CONNETICS CORP.....................         17
  1,009         COOPER COS, INC....................         52
  3,800      *  COR THERAPEUTICS, INC..............        116
  3,003      *  CORIXA CORP........................         51
    400      *  CORVEL CORP........................         15
  4,500      *  COVANCE, INC.......................        102
  4,600      *  COVENTRY HEALTH CARE, INC..........         93
  1,100      *  CRYOLIFE, INC......................         45
  1,951      *  CUBIST PHARMACEUTICALS, INC........         74
  2,974      *  CURAGEN CORP.......................        108
  2,310      *  CURIS, INC.........................         11
  1,300      *  CV THERAPEUTICS, INC...............         74
    282      *  CYBEAR GROUP.......................          0
  1,300      *  CYBERONICS, INC....................         22
  2,100      *  CYGNUS, INC........................         22
  5,700      *  CYTOGEN CORP.......................         31
  8,400      *  CYTYC CORP.........................        194
    800         DATASCOPE CORP.....................         37
  5,500      *  DAVITA, INC........................        112
  2,233      *  DECODE GENETICS, INC...............         27
  1,118      *  DENDREON CORP......................         19
  2,400      *  DENDRITE INTERNATIONAL, INC........         18
  3,300         DENTSPLY INTERNATIONAL, INC........        146
  1,600         DIAGNOSTIC PRODUCTS CORP...........         53
    378      *  DIANON SYSTEMS, INC................         17
    800      *  DIGENE CORP........................         33
  1,762      *  DIVERSA CORP.......................         36
  1,557      *  DURAMED PHARMACEUTICALS, INC.......         28
  1,388      *  DURECT CORP........................         18
  1,000      *  DUSA PHARMACEUTICALS, INC..........         14
    700      *  DVI, INC...........................         12

 SHARES                                              VALUE (000)
 ------                                              -----------
  1,408      *  DYAX CORP..........................   $     25
  3,200      *  ECLIPSYS CORP......................         90
  1,457      *  EDEN BIOSCIENCE CORP...............         15
  4,540      *  EDWARDS LIFESCIENCES CORP..........        120
  4,500         ELAN CORP CONTINGENT VALUE RTS.....          1
  1,000      *  EMISPHERE TECHNOLOGIES, INC........         29
  1,307      *  ENDO PHARMACEUTICALS HOLDINGS,
                  INC..............................         12
    900      *  ENDO PHARMACEUTICALS HOLDINGS, INC
                  WTS 12/31/02.....................          0
    900      *  ENDOCARE, INC......................         14
  1,200      *  ENTREMED, INC......................         19
  1,612      *  ENZO BIOCHEM, INC..................         55
  3,140      *  ENZON, INC.........................        196
  1,484      *  ESPERION THERAPEUTICS, INC.........         16
  2,424      *  EXELIXIS, INC......................         46
  5,702      *  EXPRESS SCRIPTS, INC...............        314
  6,355      *  FIRST HEALTH GROUP CORP............        153
    393      *  FIRST HORIZON PHARMACEUTICAL.......         13
  4,000      *  FISHER SCIENTIFIC INTERNATIONAL,
                  INC..............................        116
 12,914      *  FOREST LABORATORIES, INC...........        917
  1,327      *  GENAISSANCE PHARMACEUTICALS........         19
  1,900      *  GENE LOGIC, INC....................         41
    724      *  GENENCOR INTERNATIONAL INC.........         12
 16,120      *  GENENTECH, INC.....................        888
  1,700      *  GENOME THERAPEUTICS CORP...........         25
  1,600      *  GENTA, INC.........................         21
  2,514      *  GENZYME CORP (BIOSURGERY
                  DIVISION)........................         21
 13,350      *  GENZYME CORP (GENERAL DIVISION)....        814
  1,098      *  GENZYME-MOLECULAR ONCOLOGY.........         15
  1,600      *  GERON CORP.........................         22
  6,968      *  GILEAD SCIENCES, INC...............        405
    977      *  GLIATECH, INC......................          4
 22,523      *  GUIDANT CORP.......................        811
  1,553      *  GUILFORD PHARMACEUTICALS, INC......         53
  1,516      *  HAEMONETICS CORP...................         46
 39,400         HCA-THE HEALTHCARE CO..............      1,780
 17,964      *  HEALTH MANAGEMENT ASSOCIATES,
                  INC..............................        378
  6,786      *  HEALTH NET, INC....................        118
 28,563      *  HEALTHSOUTH CORP...................        456
  3,336         HILLENBRAND INDUSTRIES, INC........        191
  9,219      *  HUMAN GENOME SCIENCES, INC.........        555
 12,100      *  HUMANA, INC........................        119
    900      *  HYSEQ, INC.........................         10
  2,436      *  I-MANY, INC........................         33
  1,200      *  I-STAT CORP........................         18
  5,951         ICN PHARMACEUTICALS, INC...........        189
  3,245      *  ICOS CORP..........................        208
    420      *  ICU MEDICAL, INC...................         17
  8,008      *  IDEC PHARMACEUTICALS CORP..........        542
  2,400      *  IDEXX LABORATORIES, INC............         75
  1,100      *  IDX SYSTEMS CORP...................         13
    900      *  IGEN INTERNATIONAL, INC............         23
  1,900      *  ILEX ONCOLOGY, INC.................         57
  1,352      *  ILLUMINA, INC......................         16
  7,100      *  IMATRON, INC.......................         14
  4,155      *  IMCLONE SYSTEMS, INC...............        219
  2,300      *  IMMUNE RESPONSE CORP...............         11
 23,214      *  IMMUNEX CORP.......................        412
  2,900      *  IMMUNOGEN, INC.....................         58
  2,400      *  IMMUNOMEDICS, INC..................         51
  1,400      *  IMPATH, INC........................         62
  1,188      *  IMPAX LABORATORIES, INC............         14
 21,598         IMS HEALTH, INC....................        616
    900      *  INAMED CORP........................         25
  4,807      *  INCYTE GENOMICS, INC...............        118
  2,900      *  INHALE THERAPEUTIC SYSTEMS, INC....         67
  2,500      *  INKINE PHARMACEUTICAL CO, INC......         12
  2,405      *  INSMED, INC........................         22
  1,188      *  INSPIRE PHARMACEUTICALS, INC.......         17

                                       20
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
HEALTH CARE--(CONTINUED)
    599      *  INTEGRA LIFESCIENCES HOLDING.......   $     13
     77     b*  INTEGRATED HEALTH SERVICES, INC....          0
  2,100      *  INTEGRATED SILICON SOLUTION, INC...         29
  1,756      *  INTERMUNE, INC.....................         63
  2,619      *  INTERNEURON PHARMACEUTICALS, INC...         22
  2,235      *  INTUITIVE SURGICAL, INC............         30
  1,514         INVACARE CORP......................         58
  1,919      *  INVERNESS MEDICAL TECHNOLOGY,
                  INC..............................         71
  3,841      *  INVITROGEN CORP....................        276
  2,338      *  ISIS PHARMACEUTICALS, INC..........         29
 11,519      *  IVAX CORP..........................        449
217,589         JOHNSON & JOHNSON..................     10,879
    709      *  KENDLE INTERNATIONAL, INC..........         14
  9,663      *  KING PHARMACEUTICALS, INC..........        519
    400      *  KOS PHARMACEUTICALS, INC...........         16
  1,400      *  KV PHARMACEUTICAL CO (CLASS B).....         47
  2,329      *  LA JOLLA PHARMACEUTICAL CO.........         24
  3,484      *  LABORATORY CORP OF AMERICA
                  HOLDINGS.........................        268
    584         LANDAUER, INC......................         18
     63      *  LCA-VISION, INC....................          0
  2,341      *  LEXICON GENETICS, INC..............         29
  2,728      *  LIFEPOINT HOSPITALS, INC...........        121
  2,919      *  LIGAND PHARMACEUTICALS, INC (CLASS
                  A)...............................         33
 70,368         LILLY (ELI) & CO...................      5,207
  6,797      *  LINCARE HOLDINGS, INC..............        204
  1,106      *  LUMINEX CORP.......................         22
  1,553      *  MACROCHEM CORP (DELAWARE)..........         14
  1,695      *  MAGELLAN HEALTH SERVICES, INC......         22
  7,397      *  MANOR CARE, INC....................        235
  4,900     b*  MARINER POST-ACUTE NETWORK, INC....          0
  1,102      *  MARTEK BIOSCIENCES CORP............         31
  1,900      *  MATRIX PHARMACEUTICAL, INC.........         20
  1,700      *  MAXIM PHARMACEUTICALS, INC.........         11
  1,000      *  MAXIMUS, INC.......................         40
  2,043      *  MAXYGEN, INC.......................         40
 20,887         MCKESSON HBOC, INC.................        775
    534      *  MED-DESIGN CORP....................         16
  5,600      *  MEDAREX, INC.......................        132
  1,439      *  MEDICINES CO.......................         29
  2,250      *  MEDICIS PHARMACEUTICAL CORP (CLASS
                  A)...............................        119
 15,597      *  MEDIMMUNE, INC.....................        736
    753      *  MEDQUIST, INC......................         22
 88,607         MEDTRONIC, INC.....................      4,077
  1,500         MENTOR CORP........................         43
168,093         MERCK & CO, INC....................     10,743
  1,300      *  MGI PHARMA, INC....................         16
  3,300      *  MID ATLANTIC MEDICAL SERVICES,
                  INC..............................         59
 15,875      *  MILLENNIUM PHARMACEUTICALS, INC....        565
  3,500         MILLIPORE CORP.....................        217
  3,200      *  MINIMED, INC.......................        154
  1,100      *  MIRAVANT MEDICAL TECHNOLOGIES......         14
  1,200      *  MOLECULAR DEVICES CORP.............         24
  9,158         MYLAN LABORATORIES, INC............        258
  1,680      *  MYRIAD GENETICS, INC...............        106
  2,600      *  NABI...............................         21
    200      *  NAHC, INC..........................          0
  1,000      *  NANOGEN, INC.......................          7
  1,723      *  NAPRO BIOTHERAPEUTICS, INC.........         18
    752      *  NEOPHARM, INC......................         19
  1,000      *  NEOPROBE CORP......................          1
    800      *  NEOSE TECHNOLOGIES, INC............         36
  1,700      *  NEUROCRINE BIOSCIENCES, INC........         68
  1,100      *  NEUROGEN CORP......................         25
 17,000     b*  NEUROMEDICAL SYSTEMS, INC..........          2
  1,037      *  NOVAVAX, INC.......................         11
  1,400      *  NOVEN PHARMACEUTICALS, INC.........         55
  1,200      *  NOVOSTE CORP.......................         31
  1,800      *  NPS PHARMACEUTICALS, INC...........         72

 SHARES                                              VALUE (000)
 ------                                              -----------
  1,200      *  OCULAR SCIENCES, INC...............   $     30
     25      *  OMEGA WORLDWIDE, INC...............          0
  6,088         OMNICARE, INC......................        123
  1,700      *  ON ASSIGNMENT, INC.................         31
  1,350      *  ONYX PHARMACEUTICALS, INC..........         16
  1,876      *  ORASURE TECHNOLOGIES, INC..........         23
  2,378      *  ORCHID BIOSCIENCES, INC............         18
  2,925      *  ORGANOGENESIS, INC.................         22
  2,803      *  ORTHODONTIC CENTERS OF AMERICA,
                  INC..............................         85
  2,548      *  OSI PHARMACEUTICALS, INC...........        134
  2,600         OWENS & MINOR, INC.................         49
  7,200      *  OXFORD HEALTH PLANS, INC...........        206
  2,200      *  PACIFICARE HEALTH SYSTEMS, INC.....         36
  4,551      *  PACKARD BIOSCIENCE CO..............         38
  8,348         PALL CORP..........................        196
    400      *  PARADIGM GENETICS, INC.............          4
  1,800      *  PAREXEL INTERNATIONAL CORP.........         35
  3,700      *  PATTERSON DENTAL CO................        111
  1,464      *  PEDIATRIX MEDICAL GROUP, INC.......         49
  2,266      *  PER-SE TECHNOLOGIES, INC...........         18
  6,300      *  PEREGRINE PHARMACEUTICALS, INC.....         17
462,844         PFIZER, INC........................     18,537
  2,800      *  PHARMACEUTICAL PRODUCT DEVELOPMENT,
                  INC..............................         85
  1,269      *  PHARMACEUTICAL RESOURCES, INC......         39
 95,432         PHARMACIA CORP.....................      4,385
  1,500      *  PHARMACOPEIA, INC..................         36
  1,200      *  PHARMACYCLICS, INC.................         41
  3,984      *  PHARMOS CORP.......................         15
  4,200      *  PHYCOR, INC........................          0
  6,600     b*  PHYSICIANS RESOURCE GROUP, INC.....          0
    700      *  POLYMEDICA CORP....................         28
  1,227      *  POSSIS MEDICAL, INC................         15
  1,425      *  POZEN, INC.........................         21
  3,663      *  PRAECIS PHARMACEUTICALS, INC.......         60
     84      *  PRIORITY HEALTHCARE CORP (CLASS
                  A)...............................          2
  1,505      *  PRIORITY HEALTHCARE CORP (CLASS
                  B)...............................         43
  6,300      *  PROCURENET, INC....................          1
    552      *  PROFESSIONAL DETAILING, INC........         51
    583      *  PROGENICS PHARMACEUTICALS..........         11
  3,237      *  PROTEIN DESIGN LABS, INC...........        281
  2,200      *  PROVINCE HEALTHCARE CO.............         78
  4,900      *  PSS WORLD MEDICAL, INC.............         32
  5,014      *  QUEST DIAGNOSTICS, INC.............        375
  7,812      *  QUINTILES TRANSNATIONAL CORP.......        197
  1,800      *  REGENERON PHARMACEUTICALS, INC.....         62
  1,100      *  REHABCARE GROUP, INC...............         53
  3,550      *  RENAL CARE GROUP, INC..............        117
  2,400      *  RESMED, INC........................        121
  2,500      *  RESPIRONICS, INC...................         74
    700      *  RIBOZYME PHARMACEUTICALS, INC......          7
  1,896      *  RIGEL PHARMACEUTICALS, INC.........         16
    200      *  RIGHTCHOICE MANAGED CARE, INC......          9
  1,616      *  ROSETTA INPHARMATICS, INC..........         25
  1,300      *  SANGSTAT MEDICAL CORP..............         21
  2,508      *  SCHEIN (HENRY), INC................        100
107,290         SCHERING-PLOUGH CORP...............      3,888
  2,897      *  SCIOS, INC.........................         72
    680      *  SELECT MEDICAL CORP................         14
  5,500      *  SEPRACOR, INC......................        219
  1,373      *  SEQUENOM, INC......................         19
  1,311      *  SEROLOGICALS CORP..................         28
 21,200      *  SERVICE CORP INTERNATIONAL.........        135
     74      *  SHIRE PHARMACEUTICALS GROUP PLC
                  ADR..............................          4
  3,400      *  SICOR, INC.........................         79
  1,748      *  SIERRA HEALTH SERVICES, INC........         12
    718      *  SNGAMO BIOSCIENCES, INC............         11
  1,646      *  SOLA INTERNATIONAL, INC............         23
    733      *  SONOSITE, INC......................         14

                                       21
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
HEALTH CARE--(CONTINUED)
    366      *  SPECIALTY LABORATORIES, INC........   $     14
  6,284      *  ST. JUDE MEDICAL, INC..............        377
  1,119      *  STERICYCLE, INC....................         53
  4,900      *  STERIS CORP........................         98
  6,600         STEWART ENTERPRISES, INC (CLASS
                  A)...............................         48
  9,862         STRYKER CORP.......................        541
  1,700     b*  SUN HEALTHCARE GROUP, INC..........          0
  1,300      *  SUNRISE ASSISTED LIVING, INC.......         34
     23      *  SUNRISE TECHNOLOGY INTERNATIONAL,
                  INC..............................          0
  1,224      *  SUPERGEN, INC......................         18
  1,000      *  SURMODICS, INC.....................         59
  2,766      *  SYBRON DENTAL SPECIALTIES, INC.....         57
      5      *  SYNAVANT, INC......................          0
  1,500      *  SYNCOR INTERNATIONAL CORP..........         47
  1,632      *  TANOX, INC.........................         51
  2,400      *  TARGETED GENETICS CORP.............         16
  3,100      *  TECHNE CORP........................        101
  1,275      *  TELIK, INC.........................         13
 23,767      *  TENET HEALTHCARE CORP..............      1,226
  3,200      *  TEXAS BIOTECHNOLOGY CORP...........         27
  2,000      *  THERAGENICS CORP...................         22
  2,050      *  THORATEC CORP......................         32
  1,800      *  TITAN PHARMACEUTICALS, INC.........         54
  1,600      *  TRANSKARYOTIC THERAPIES, INC.......         47
  5,171      *  TRIAD HOSPITALS, INC...............        152
  2,057      *  TRIANGLE PHARMACEUTICALS, INC......         10
  2,748      *  TRIGON HEALTHCARE, INC.............        178
  1,300      *  TRIMERIS, INC......................         65
  1,681      *  TRIPATH IMAGING, INC...............         17
  1,357      *  TULARIK, INC.......................         35
  1,200      *  UNITED THERAPEUTICS CORP...........         16
 23,443         UNITEDHEALTH GROUP, INC............      1,448
  3,388         UNIVERSAL HEALTH SERVICES, INC.....        154
    672      *  UROCOR, INC........................         11
    789      *  UROLOGIX, INC......................         14
  6,618      *  US ONCOLOGY, INC...................         59
  2,200      *  VALENTIS, INC......................         14
  2,453      *  VARIAN MEDICAL SYSTEMS, INC........        175
  2,300      *  VARIAN, INC........................         74
  3,700      *  VASOMEDICAL, INC...................         16
    600      *  VAXGEN, INC........................         11
    800      *  VENTANA MEDICAL SYSTEMS, INC.......         25
  4,541         VENTAS, INC........................         50
  1,233      *  VENTIV HEALTH, INC.................         25
  1,014      *  VERSICOR, INC......................         13
  4,420      *  VERTEX PHARMACEUTICALS, INC........        219
  1,500      *  VICAL, INC.........................         21
  2,572      *  VIDAMED, INC.......................         16
  1,918      *  VION PHARMACEUTICALS, INC..........         17
  1,293      *  VIROPHARMA, INC....................         44
  3,800      *  VISX, INC..........................         74
    400         VITAL SIGNS, INC...................         13
  9,563      *  WATERS CORP........................        264
  7,760      *  WATSON PHARMACEUTICALS, INC........        478
    675      *  WATSON WYATT & CO HOLDINGS.........         16
 19,053      *  WEBMD CORP.........................        133
  4,642      *  WELLPOINT HEALTH NETWORKS, INC.....        437
  1,200         X-RITE, INC........................         11
    600      *  ZOLL MEDICAL CORP..................         16
                                                      --------
                TOTAL HEALTH CARE..................    126,676
                                                      --------
OTHER--1.55%
    900      *  4KIDS ENTERTAINMENT, INC...........         17
  1,300         ABM INDUSTRIES, INC................         48
  1,300      *  ACACIA RESEARCH CORP...............         22
    491      *  ACTRADE FINANCIAL TECH.............         12
  1,400      *  ADMINSTAFF, INC....................         36
  1,300      *  ADVO, INC..........................         44
  3,000         ALEXANDER & BALDWIN, INC...........         77

 SHARES                                              VALUE (000)
 ------                                              -----------
    505         AMBASSADORS INTERNATIONAL, INC.....   $     12
  1,800         BANTA CORP.........................         53
  1,010      *  BELL MICROPRODUCTS, INC............         12
  6,695         BLOCK (H&R), INC...................        432
  1,200         BRADY CORP (CLASS A)...............         43
    873      *  BRIGHT HORIZONS FAMILY SOLUTIONS,
                  INC..............................         27
  1,500      *  CAREER EDUCATION CORP..............         90
    900      *  CDI CORP...........................         15
 62,439      *  CENDANT CORP.......................      1,218
    850         CENTRAL PARKING CORP...............         16
  5,500      *  CENTURY BUSINESS SERVICES, INC.....         30
  8,494         CINTAS CORP........................        393
    602      *  CORINTHIAN COLLEGES, INC...........         28
  2,535      *  CORPORATE EXECUTIVE BOARD CO.......        106
  1,000      *  COSTAR GROUP, INC..................         26
  4,000         CRANE CO...........................        124
    400         CURTISS-WRIGHT CORP................         21
  1,294      *  DAISYTEK INTERNATIONAL CORP........         20
  4,273      *  DEVRY, INC.........................        154
 14,907         DOVER CORP.........................        561
  5,935      *  DUN & BRADSTREET CORP..............        167
  1,830      *  EDISON SCHOOLS, INC................         42
  1,519      *  EDUCATION MANAGEMENT CORP..........         61
    800      *  ESCO TECHNOLOGIES, INC.............         24
  5,301      *  EXULT, INC.........................         90
  1,700      *  FIRST CONSULTING GROUP, INC........         12
  3,000         FIRST INDUSTRIAL REALTY TRUST,
                  INC..............................         96
    800      *  FORRESTER RESEARCH, INC............         18
 11,380         FORTUNE BRANDS, INC................        437
  1,225      *  GENTIVA HEALTH SERVICES, INC.......         22
  2,480      *  GETTY IMAGES, INC..................         65
  2,027      *  GTECH HOLDINGS CORP................         72
  2,200         HARLAND (JOHN H.) CO...............         51
     55         HAVAS ADVERTISING S.A. ADR.........          1
  1,400      *  HEIDRICK & STRUGGLES INTERNATIONAL,
                  INC..............................         28
 59,321         HONEYWELL INTERNATIONAL, INC.......      2,076
    400      *  HOTEL RESERVATIONS NETWORK, INC
                  (CLASS A)........................         19
  1,300      *  HOTJOBS.COM LTD....................         12
    100      *  INDUSTRI-MATEMATIK INTERNATIONAL
                  CORP.............................          0
  2,100      *  INFOUSA, INC.......................         13
  1,025      *  ITRON, INC.........................         19
  5,713         ITT INDUSTRIES, INC................        253
  1,400         KELLY SERVICES, INC (CLASS A)......         34
  2,700      *  KORN/FERRY INTERNATIONAL...........         42
  2,450      *  LABOR READY, INC...................         13
  5,200         LIBERTY PROPERTY TRUST.............        154
 10,130         LOEWS CORP.........................        653
    400      *  MANAGEMENT NETWORK GROUP, INC......          2
  5,591         MANPOWER, INC......................        167
  1,100         MATTHEWS INTERNATIONAL CORP (CLASS
                  A)...............................         48
    553         MCGRATH RENTCORP...................         13
    800      *  MEMBERWORKS, INC...................         19
  6,400      *  METROMEDIA INTERNATIONAL GROUP,
                  INC..............................         21
    183      *  MODEM MEDIA, INC...................          1
  7,283      *  MODIS PROFESSIONAL SERVICES, INC...         50
 11,573         MOODY'S CORP.......................        388
  1,045      *  MSC.SOFTWARE CORP..................         20
  3,100         NATIONAL SERVICE INDUSTRIES, INC...         70
  2,700      *  NAVIGANT CONSULTING CO.............         22
  1,391      *  NCO GROUP, INC.....................         43
    800         NEW ENGLAND BUSINESS SERVICES,
                  INC..............................         15
  1,262      *  OFFSHORE LOGISTICS, INC............         24
     97      *  PFSWEB, INC........................          0
  3,981         PITTSTON CO........................         89
  1,274      *  PREPAID LEGAL SERVICES, INC........         28
  1,173      *  PROQUEST CO........................         36
  1,500      *  PROSOFTTRAINING.COM................          2
  2,360      *  R.H. DONNELLEY CORP................         76
  1,900      *  RENT-WAY, INC......................         21

                                       22
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
OTHER--(CONTINUED)
    453      *  RIGHT MANAGEMENT CONSULTANTS.......   $     12
 11,300      *  ROBERT HALF INTERNATIONAL, INC.....        281
  1,181         ROLLINS, INC.......................         24
  1,296      *  SCHOOL SPECIALTY, INC..............         34
 21,962         SERVICEMASTER CO...................        264
     52      *  SOURCE INFORMATION MANAGEMENT CO...          0
  4,100      *  SPHERION CORP......................         37
    900         STANDARD REGISTER CO...............         17
  1,000         STANDEX INTERNATIONAL CORP.........         24
    300      *  STARTEK, INC.......................          7
    427         STRAYER EDUCATION, INC.............         21
  1,600      *  SYMYX TECHNOLOGIES, INC............         42
    578         TALX CORP..........................         23
    700      *  TEJON RANCH CO.....................         19
  2,000      *  TELETECH HOLDINGS, INC.............         18
  9,400      *  TERREMARK WORLDWIDE, INC...........         14
  8,800         TEXTRON, INC.......................        484
  5,708      *  TMP WORLDWIDE, INC.................        342
    755      *  TRAVELOCITY.COM, INC...............         23
  5,950      *  U.S. INDUSTRIES, INC...............         24
    587         UNIFIRST CORP......................         11
    800      *  UNIROYAL TECHNOLOGY CORP...........          7
  2,400      *  UNITED STATIONERS, INC.............         76
 34,504         UNITED TECHNOLOGIES CORP...........      2,528
  3,402         VALSPAR CORP.......................        121
  6,232         VIAD CORP..........................        165
    700      *  WACKENHUT CORP (CLASS A)...........         12
  2,300         WALTER INDUSTRIES, INC.............         27
                                                      --------
                TOTAL OTHER........................     13,923
                                                      --------
PRODUCER DURABLES--5.98%
  2,289      *  ACTIVE POWER, INC..................         38
     87      *  ACTUANT CORP (CLASS A).............          1
  4,600         AGCO CORP..........................         42
 10,003      *  ALLIED WASTE INDUSTRIES, INC.......        187
    800         AMERICAN STATES WATER CO...........         27
  5,678         AMERICAN WATER WORKS CO, INC.......        187
  2,500         AMETEK, INC........................         76
  1,400         APPLIED INDUSTRIAL TECHNOLOGIES,
                  INC..............................         27
  1,200      *  ASTEC INDUSTRIES, INC..............         21
  7,187      *  AXCELIS TECHNOLOGIES, INC..........        106
  1,800         BALDOR ELECTRIC CO.................         38
  2,037      *  BEACON POWER CORP..................         14
  1,700         BRIGGS & STRATTON CORP.............         72
  1,300      *  BROOKS AUTOMATION, INC.............         60
  1,000         CALIFORNIA WATER SERVICE GROUP.....         26
  1,200      *  CASELLA WASTE SYSTEMS, INC (CLASS
                  A)...............................         15
    942      *  CATAYTICA ENERGY SYSTEMS...........         20
 25,161         CATERPILLAR, INC...................      1,259
    628         CIRCOR INTERNATIONAL, INC..........         11
  2,394      *  COGNEX CORP........................         81
  1,500      *  COINSTAR, INC......................         33
     64         COLUMBUS MCKINNON CORP.............          1
    537         CONECTIV, INC (CLASS A)............         10
    734      *  CONSOLIDATED GRAPHICS, INC.........         12
  6,416         COOPER INDUSTRIES, INC.............        254
    573      *  COORSTEK, INC......................         21
  3,700      *  COVANTA ENERGY CORP................         68
  2,503         CUMMINS, INC.......................         97
  1,000      *  CUNO, INC..........................         30
 17,205         DEERE & CO.........................        651
  3,350      *  DYCOM INDUSTRIES, INC..............         77
  5,051         EATON CORP.........................        354
 31,406         EMERSON ELECTRIC CO................      1,900
  3,400         FEDERAL SIGNAL CORP................         80
    956      *  FLOW INTERNATIONAL CORP............         10
  2,900      *  FLOWSERVE CORP.....................         89
    300         FRANKLIN ELECTRIC CO, INC..........         23
  1,600      *  FUELCELL ENERGY, INC...............         37

 SHARES                                              VALUE (000)
 ------                                              -----------
  1,000      *  GARDNER DENVER, INC................   $     21
  3,011         GATX CORP..........................        121
728,279         GENERAL ELECTRIC CO................     35,504
    800      *  GENLYTE GROUP, INC.................         25
    538      *  GLOBAL POWER EQUIPMENT GROUP,
                  INC..............................         16
    539         GORMAN-RUPP CO.....................         13
  5,520         GRAINGER (W.W.), INC...............        227
  1,804      *  H POWER CORP.......................         18
  2,200     b*  HARNISCHFEGER INDUSTRIES, INC......          0
  3,000         HARSCO CORP........................         81
  1,681      *  HEADWATERS, INC....................         27
  3,549         HUBBELL, INC (CLASS B).............        103
  2,250         IDEX CORP..........................         77
 17,063         ILLINOIS TOOL WORKS, INC...........      1,080
 11,045         INGERSOLL-RAND CO..................        455
  1,200      *  IONICS, INC........................         38
  3,200         JLG INDUSTRIES, INC................         40
  2,035         KAYDON CORP........................         52
  2,374         KENNAMETAL, INC....................         88
    500         LAWSON PRODUCTS, INC...............         15
  2,311         LINCOLN ELECTRIC HOLDINGS, INC.....         59
    800         LINDSAY MANUFACTURING CO...........         15
  1,350      *  LITTELFUSE, INC....................         36
  1,609      *  MAGNA ENTERTAINMENT CORP (CLASS
                  A)...............................         10
  1,200      *  MAGNETEK, INC......................         15
  1,875         MANITOWOC CO, INC..................         55
    733      *  MAXWELL TECHNOLOGIES, INC..........         16
  1,700      *  MECHANICAL TECHNOLOGY, INC.........         12
  1,150         MILACRON, INC......................         18
    600         MINE SAFETY APPLIANCES CO..........         21
 29,029         MINNESOTA MINING & MANUFACTURING
                  CO...............................      3,312
  6,100     b*  MOLTEN METAL TECHNOLOGY, INC.......          0
    500         NACCO INDUSTRIES, INC (CLASS A)....         39
  2,075      *  NATIONAL INSTRUMENTS CORP..........         67
  4,500      *  NAVISTAR INTERNATIONAL CORP........        127
  4,900      *  NEWPARK RESOURCES, INC.............         54
  2,500         NEWPORT NEWS SHIPBUILDING, INC.....        153
  1,694         NORDSON CORP.......................         39
  4,700         PACCAR, INC........................        242
  8,566         PARKER HANNIFIN CORP...............        364
  1,217      *  PEMSTAR, INC.......................         18
  3,274         PHILADELPHIA SUBURBAN CORP.........         83
    900      *  PHOTON DYNAMICS, INC...............         24
 18,145         PITNEY BOWES, INC..................        764
    600      *  PLUG POWER, INC....................         13
  3,900      *  POWER-ONE, INC.....................         65
  1,812      *  QUANTA SERVICES, INC...............         40
  1,323      *  RAYOVAC CORP.......................         28
  1,539         REGAL-BELOIT CORP..................         32
 12,654      *  REPUBLIC SERVICES, INC (CLASS A)...        251
    600         ROBBINS & MYERS, INC...............         17
 11,400         ROCKWELL INTERNATIONAL CORP........        435
  2,139         ROPER INDUSTRIES, INC..............         89
  4,600     b*  SAFETY-KLEEN CORP..................          1
    827      *  SAGE INC...........................         13
    744         SAUER-DANFOSS, INC.................          7
    306      *  SEQUA CORP (CLASS A)...............         14
    200         SJW CORP...........................         17
    731      *  SPS TECHNOLOGIES, INC..............         35
  1,923         STEWART & STEVENSON SERVICES,
                  INC..............................         63
     63      *  SUPERCONDUCTOR TECHNOLOGIES, INC...          0
  1,200         TECUMSEH PRODUCTS CO (CLASS A).....         59
  2,489         TELEFLEX, INC......................        110
    700         TENNANT CO.........................         28
  2,000      *  TEREX CORP.........................         42
  2,793      *  TETRA TECH, INC....................         76
    871      *  TETRA TECHNOLOGIES, INC............         21
 13,288      *  THERMO ELECTRON CORP...............        293
    900      *  THERMO FIBERTEK, INC...............          3

                                       23
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
PRODUCER DURABLES--(CONTINUED)
  4,399         THOMAS & BETTS CORP................   $     97
  3,729         TIMKEN CO..........................         63
    900         TORO CO............................         40
    381      *  TRC COS, INC.......................         15
  2,800         TRINITY INDUSTRIES, INC............         57
  2,500      *  UNOVA, INC.........................         17
  2,500      *  VALENCE TECHNOLOGY, INC............         16
  1,000         VALMONT INDUSTRIES, INC............         18
  2,201         WABTEC CORP........................         33
  1,912      *  WASTE CONNECTIONS, INC.............         69
 45,850         WASTE MANAGEMENT, INC..............      1,413
  1,100         WATTS INDUSTRIES, INC (CLASS A)....         19
 48,924         XEROX CORP.........................        468
  1,576      *  XICOR INC..........................         17
                                                      --------
                TOTAL PRODUCER DURABLES............     53,693
                                                      --------
TECHNOLOGY--19.74%
 25,442      *  3COM CORP..........................        121
  2,400      *  3DO CO.............................         17
    800      *  ACT MANUFACTURING, INC.............          9
  1,700      *  ACTEL CORP.........................         42
 13,979      *  ACTERNA CORP.......................        154
  1,265      *  ACTIVISION, INC....................         50
  3,042      *  ACTUATE CORP.......................         29
  6,539      *  ACXIOM CORP........................         86
  7,400      *  ADAPTEC, INC.......................         74
  2,800      *  ADAPTIVE BROADBAND CORP............          1
 57,292      *  ADC TELECOMMUNICATIONS, INC........        378
    700      *  ADE CORP...........................         13
 17,653         ADOBE SYSTEMS, INC.................        830
  1,500      *  ADTRAN, INC........................         31
  3,900      *  ADVANCED DIGITAL INFORMATION
                  CORP.............................         67
  1,353      *  ADVANCED ENERGY INDUSTRIES, INC....         56
  5,700      *  ADVANCED FIBRE COMMUNICATIONS,
                  INC..............................        120
 23,163      *  ADVANCED MICRO DEVICES, INC........        669
  2,100      *  ADVENT SOFTWARE, INC...............        133
  4,300      *  AEROFLEX, INC......................         45
  1,700      *  AETHER SYSTEMS, INC................         15
  2,700      *  AFFILIATED COMPUTER SERVICES, INC
                  (CLASS A)........................        194
 43,986      *  AGERE SYSTEMS, INC (CLASS A).......        330
  1,900      *  AGILE SOFTWARE CORP................         32
 33,482      *  AGILENT TECHNOLOGIES, INC..........      1,088
  5,052      *  AKAMAI TECHNOLOGIES, INC...........         46
  2,200      *  ALLIANCE SEMICONDUCTOR CORP........         26
  3,114      *  ALPHA INDUSTRIES, INC..............         92
 26,677      *  ALTERA CORP........................        774
     40      *  AMDOCS LTD.........................          2
  1,627      *  AMERICA ONLINE LATIN AMERICA-A.....         15
  3,150      *  AMERICAN MANAGEMENT SYSTEMS, INC...         74
  5,000     b*  AMERICAN PAD & PAPER CO............          0
 12,100      *  AMERICAN POWER CONVERSION CORP.....        191
  1,600      *  AMERICAN SUPERCONDUCTOR CORP.......         41
  8,867      *  AMKOR TECHNOLOGY, INC..............        196
  2,900      *  AMPHENOL CORP (CLASS A)............        116
  2,400      *  ANADIGICS, INC.....................         55
 25,063      *  ANALOG DEVICES, INC................      1,084
    400         ANALOGIC CORP......................         18
  1,800      *  ANAREN MICROWAVE, INC..............         36
  6,075      *  ANDREW CORP........................        112
  4,000     b*  ANICOM, INC........................          0
  1,600      *  ANIXTER INTERNATIONAL, INC.........         49
  2,600      *  ANSWERTHINK, INC...................         26
  1,047      *  ANSYS, INC.........................         20
  1,886      *  ANTEC CORP.........................         23
  1,700      *  APAC CUSTOMER SERVICES, INC........          5
 25,584      *  APPLE COMPUTER, INC................        595
    800     b*  APPLIED MAGNETICS CORP.............          0
 59,379      *  APPLIED MATERIALS, INC.............      2,916

 SHARES                                              VALUE (000)
 ------                                              -----------
 20,760      *  APPLIED MICRO CIRCUITS CORP........   $    357
  1,900      *  ARBITRON, INC......................         46
  1,282      *  AREMISSOFT CORP....................         21
 15,917      *  ARIBA, INC.........................         88
  7,258      *  ARROW ELECTRONICS, INC.............        176
  4,000      *  ART TECHNOLOGY GROUP, INC..........         23
  2,400      *  ARTESYN TECHNOLOGIES, INC..........         31
  1,946      *  ASIAINFO HOLDINGS, INC.............         38
     43      *  ASML HOLDING NV (NY REG SHS).......          1
  4,000      *  ASPECT COMMUNICATIONS CORP.........         28
  2,200      *  ASPEN TECHNOLOGY, INC..............         53
    882      *  ASTROPOWER, INC....................         46
  2,600      *  ASYST TECHNOLOGIES, INC............         35
 29,790      *  ATMEL CORP.........................        402
  1,800      *  ATMI, INC..........................         54
    800      *  AUDIOVOX CORP (CLASS A)............          9
  3,311      *  AUSPEX SYSTEMS, INC................         24
  3,949         AUTODESK, INC......................        147
 45,895         AUTOMATIC DATA PROCESSING, INC.....      2,281
  2,135      *  AVANEX CORP........................         21
  2,700      *  AVANT! CORP........................         36
 20,805      *  AVAYA, INC.........................        285
  7,200         AVERY DENNISON CORP................        368
  3,601      *  AVICI SYSTEMS, INC.................         31
  1,900      *  AVID TECHNOLOGY, INC...............         30
  8,690         AVNET, INC.........................        195
  3,167      *  AVOCENT CORP.......................         72
  3,866         AVX CORP...........................         81
  1,300      *  AWARE, INC.........................         12
  1,500      *  AXT, INC...........................         40
     20      *  AZTEC TECHNOLOGY PARTNERS, INC.....          0
    889      *  BARRA, INC.........................         35
 22,202      *  BEA SYSTEMS, INC...................        682
    786         BEI TECHNOLOGIES, INC..............         21
    600         BEL FUSE, INC (CLASS B)............         20
  1,900         BELDEN, INC........................         51
  1,400      *  BENCHMARK ELECTRONICS, INC.........         34
    456      *  BINDVIEW DEVELOPMENT CORP..........          1
  3,994      *  BISYS GROUP, INC...................        236
  1,400      *  BLACK BOX CORP.....................         94
 16,894      *  BMC SOFTWARE, INC..................        381
  3,587      *  BORLAND SOFTWARE CORP..............         56
  1,101      *  BOSTON COMMUNICATIONS GROUP........         16
    700      *  BRAUN CONSULTING, INC..............          6
  4,150      *  BRIGHTPOINT, INC...................         12
  1,000      *  BRIO TECHNOLOGY, INC...............          7
 13,882      *  BROADCOM CORP (CLASS A)............        594
 14,500      *  BROADVISION, INC...................         73
 15,630      *  BROCADE COMMUNICATIONS SYSTEMS,
                  INC..............................        688
    800      *  BSQUARE CORP.......................          8
  2,000         C&D TECHNOLOGIES, INC..............         62
  2,000      *  C-COR.NET CORP.....................         24
  3,375      *  CABLE DESIGN TECHNOLOGIES CORP.....         55
 13,534      *  CABLETRON SYSTEMS, INC.............        309
  1,200      *  CACHEFLOW, INC.....................          6
    700      *  CACI INTERNATIONAL, INC (CLASS
                  A)...............................         33
 18,230      *  CADENCE DESIGN SYSTEMS, INC........        340
  2,000      *  CAIS INTERNET, INC.................          1
    187      *  CALIFORNIA AMPLIFIER, INC..........          1
  3,900      *  CAMBRIDGE TECHNOLOGY PARTNERS,
                  INC..............................         14
    300      *  CAMINUS CORP.......................          8
    226      *  CAPTARIS, INC......................          0
    800      *  CARREKER CORP......................         17
    800      *  CARRIER ACCESS CORP................          5
  1,102      *  CASINO DATA SYSTEMS................         10
    900      *  CELERITEK, INC.....................         13
  1,843      *  CENTILLIUM COMMUNICATIONS, INC.....         46
  1,558      *  CENTRA SOFTWARE, INC...............         26
  9,500      *  CERIDIAN CORP (NEW)................        182

                                       24
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
TECHNOLOGY--(CONTINUED)
  4,500      *  CHECKFREE CORP.....................   $    158
  2,400      *  CHECKPOINT SYSTEMS, INC............         43
  2,376      *  CHIPPAC, INC.......................         25
    400      *  CHORDIANT SOFTWARE, INC............          1
  2,800      *  CIBER, INC.........................         27
 23,934      *  CIENA CORP.........................        909
  4,900      *  CIRRUS LOGIC, INC..................        113
533,459      *  CISCO SYSTEMS, INC.................      9,709
 13,538      *  CITRIX SYSTEMS, INC................        472
  1,613      *  CLARENT CORP.......................         15
  1,261      *  CLICK COMMERCE, INC................         11
 17,365      *  CMGI, INC..........................         52
  8,299      *  CNET NETWORKS, INC.................        108
    500      *  COGNIZANT TECHNOLOGY SOLUTIONS
                  CORP.............................         21
  1,400         COHU, INC..........................         32
 14,700      *  COMMERCE ONE, INC..................         86
  3,600      *  COMMSCOPE, INC.....................         85
124,632         COMPAQ COMPUTER CORP...............      1,931
 33,376         COMPUTER ASSOCIATES INTERNATIONAL,
                  INC..............................      1,202
     67      *  COMPUTER HORIZONS CORP.............          0
  2,200      *  COMPUTER NETWORK TECHNOLOGY CORP...         23
 11,753      *  COMPUTER SCIENCES CORP.............        407
 24,200      *  COMPUWARE CORP.....................        339
    200         COMPX INTERNATIONAL, INC...........          2
 12,577      *  COMVERSE TECHNOLOGY, INC...........        718
  1,600      *  CONCORD CAMERA CORP................          9
    158      *  CONCORD COMMUNICATIONS, INC........          1
 17,794      *  CONCORD EFS, INC...................        925
  4,100      *  CONCURRENT COMPUTER CORP...........         29
    577         CONESTOGA ENTERPRISES, INC.........         17
 18,398      *  CONEXANT SYSTEMS, INC..............        165
  1,100      *  CONVERA CORP.......................          6
 12,514      *  CONVERGYS CORP.....................        379
  3,400      *  COPPER MOUNTAIN NETWORKS, INC......         14
    300      *  CORILLIAN CORP.....................          1
 68,180         CORNING, INC.......................      1,139
 18,579      *  CORVIS CORP........................         82
  6,394      *  COSINE COMMUNICATIONS, INC.........         14
 11,400      *  COVAD COMMUNICATIONS GROUP, INC....         12
  1,800      *  COVANSYS CORP......................         20
  4,000      *  CREDENCE SYSTEMS CORP..............         97
  5,299      *  CREE, INC..........................        139
    600      *  CROSSROADS SYSTEMS, INC............          4
  3,420      *  CSG SYSTEMS INTERNATIONAL, INC.....        194
  2,100         CTS CORP...........................         43
    600         CUBIC CORP.........................         19
  5,860      *  CYBERGUARD CORP....................         13
  2,200      *  CYMER, INC.........................         56
  8,671      *  CYPRESS SEMICONDUCTOR CORP.........        207
  1,000      *  DAKTRONICS, INC....................         15
  1,300      *  DATASTREAM SYSTEMS, INC............         10
  3,000      *  DDI CORP...........................         60
  1,978      *  DELIA*S CORP (CLASS A).............         16
165,758      *  DELL COMPUTER CORP.................      4,335
  5,300         DELUXE CORP........................        153
  1,500      *  DIAMONDCLUSTER INTERNATIONAL,
                  INC..............................         19
  5,248         DIEBOLD, INC.......................        169
  1,700      *  DIGEX, INC.........................         22
    800      *  DIGIMARC CORP......................         19
  2,300      *  DIGITAL COURIER TECHNOLOGIES,
                  INC..............................          1
  1,600      *  DIGITAL INSIGHT CORP...............         35
  6,027      *  DIGITAL ISLAND, INC................         21
    900      *  DIGITAL LIGHTWAVE, INC.............         33
    494      *  DIGITAL RIVER, INC.................          2
    300      *  DIGITALTHINK, INC..................          2
    600      *  DIGITAS, INC.......................          3
  2,200      *  DITECH COMMUNICATIONS CORP.........         16
  7,057      *  DIVINE INC (CLASS A)...............         15

 SHARES                                              VALUE (000)
 ------                                              -----------
  5,700      *  DMC STRATEX NETWORKS, INC..........   $     57
  2,676      *  DOCENT, INC........................         27
  2,400      *  DOCUMENTUM, INC....................         31
  8,300      *  DOUBLECLICK, INC...................        116
  1,846      *  DSP GROUP, INC.....................         40
  5,045      *  DST SYSTEMS, INC...................        266
    500      *  DUPONT PHOTOMASKS, INC.............         24
  4,538      *  E.PIPHANY, INC.....................         46
  5,323      *  EARTHLINK, INC.....................         75
 10,288      *  EBAY, INC..........................        705
  1,800      *  ECHELON CORP.......................         55
    606         EDO CORP...........................         10
  3,301      *  EFUNDS CORP........................         61
    340     b*  EGLOBE, INC........................          0
  1,600      *  ELANTEC SEMICONDUCTOR, INC.........         54
  1,900      *  ELECTRO SCIENTIFIC INDUSTRIES,
                  INC..............................         72
  1,700      *  ELECTROGLAS, INC...................         30
  8,980      *  ELECTRONIC ARTS, INC...............        520
 34,276         ELECTRONIC DATA SYSTEMS CORP.......      2,142
  3,700      *  ELECTRONICS FOR IMAGING, INC.......        109
     27      *  EMAGIN CORP........................          0
    300      *  EMBARCADERO TECHNOLOGIES, INC......          7
161,818      *  EMC CORP...........................      4,701
  1,602      *  EMCORE CORP........................         49
  5,500      *  EMPLOYEE SOLUTIONS, INC............          0
  5,989      *  EMULEX CORP........................        242
  4,100      *  ENGAGE, INC........................          3
  2,883      *  ENTEGRIS, INC......................         33
     75      *  ENTRADA NETWORKS, INC..............          0
  3,100      *  ENTRUST, INC.......................         22
    425      *  EPIQ SYSTEMS INC...................         11
    121      *  EPLUS, INC.........................          1
 10,496         EQUIFAX, INC.......................        385
    700      *  ESPEED, INC (CLASS A)..............         15
  2,200      *  ESS TECHNOLOGY, INC................         15
  1,400      *  ESTERLINE TECHNOLOGIES CORP........         30
  2,900      *  EXAR CORP..........................         57
    600      *  EXCEL TECHNOLOGY, INC..............         13
    293      *  EXCHANGE APPLICATIONS, INC.........          0
 16,950      *  AT HOME CORP SERIES A..............         36
  2,263      *  EXE TECHNOLOGIES INC...............         13
 31,074      *  EXODUS COMMUNICATIONS, INC.........         64
    300      *  EXTENSITY, INC.....................          3
  7,347      *  EXTREME NETWORKS, INC..............        217
  1,000      *  F.Y.I., INC........................         41
  1,300      *  F5 NETWORKS, INC...................         23
  1,350         FAIR ISSAC & CO, INC...............         83
  7,277      *  FAIRCHILD SEMICONDUCTOR
                  INTERNATIONAL, INC (CLASS A).....        167
  1,100      *  FEI CO.............................         45
  2,304      *  FIBERCORE, INC.....................         15
  2,700      *  FILENET CORP.......................         40
  8,610      *  FINISAR CORP.......................        161
 28,841         FIRST DATA CORP....................      1,853
  9,115      *  FISERV, INC........................        583
    771      *  FLIR SYSTEMS, INC..................         19
  6,278      *  FOUNDRY NETWORKS, INC..............        125
  2,120      *  FREEMARKETS, INC...................         42
  2,000      *  FSI INTERNATIONAL, INC.............         25
  5,249         GALILEO INTERNATIONAL, INC.........        171
 13,203      *  GATEWAY, INC.......................        217
  2,100         GENERAL CABLE CORP.................         39
  2,525      *  GENERAL SEMICONDUCTOR, INC.........         26
  2,400      *  GENRAD, INC........................         14
 11,085      *  GENUITY, INC.......................         35
  1,400      *  GENZYME TRANSGENICS CORP...........         14
  1,800      *  GERBER SCIENTIFIC, INC.............         20
  2,552         GLOBAL PAYMENTS, INC...............         77
    210      *  GLOBALSCAPE, INC...................          0

                                       25
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
TECHNOLOGY--(CONTINUED)
  3,961      *  GLOBESPAN, INC.....................   $     58
  1,342      *  GOTO.COM, INC......................         26
  1,900      *  GRIFFON CORP.......................         21
  3,736      *  HARMONIC, INC......................         37
  4,900         HARRIS CORP........................        133
  1,700         HELIX TECHNOLOGY CORP..............         52
115,779         HEWLETT-PACKARD CO.................      3,311
    600      *  HI/FN, INC.........................          9
  2,600      *  HNC SOFTWARE, INC..................         51
  5,061      *  HOMESTORE.COM, INC.................        177
  4,000         HON INDUSTRIES, INC................         97
  1,800      *  HUTCHINSON TECHNOLOGY, INC.........         34
    259      *  HYPERCOM CORP......................          1
  2,430      *  HYPERION SOLUTIONS CORP............         36
 19,890      *  I2 TECHNOLOGIES, INC...............        394
  1,000      *  IBASIS, INC........................          5
  2,000      *  IDENTIX, INC.......................         13
    631      *  IGATE CAPITAL CORP.................          3
    700      *  II-VI, INC.........................         12
 10,900         IKON OFFICE SOLUTIONS, INC.........        107
  2,443      *  IMATION CORP.......................         62
  1,900      *  IMRGLOBAL CORP.....................         21
  8,700      *  INACOM CORP........................          0
  1,000      *  INDUS INTERNATIONAL, INC...........          8
    900      *  INET TECHNOLOGIES, INC.............          7
  2,900      *  INFOCUS CORP.......................         59
  1,040      *  INFOGRAMES, INC....................          8
  3,356      *  INFONET SERVICES CORP (CLASS B)....         29
  4,200      *  INFORMATICA CORP...................         73
  1,989      *  INFORMATION RESOURCES, INC.........         21
 21,200      *  INFORMIX CORP......................        124
 15,322      *  INFOSPACE, INC.....................         59
  4,600      *  INGRAM MICRO, INC (CLASS A)........         67
  8,219      *  INKTOMI CORP.......................         79
    692      *  INTEGRAL SYSTEMS, INC..............         17
  1,936      *  INTEGRATED CIRCUIT SYSTEMS, INC....         37
  7,846      *  INTEGRATED DEVICE TECHNOLOGY,
                  INC..............................        249
493,096         INTEL CORP.........................     14,423
  3,400      *  INTELIDATA TECHNOLOGIES CORP.......         20
  1,600         INTER-TEL, INC.....................         19
    300      *  INTERACTIVE INTELLIGENCE, INC......          3
    700      *  INTERCEPT GROUP, INC...............         27
  3,900      *  INTERDIGITAL COMMUNICATIONS CORP...         52
  3,300      *  INTERGRAPH CORP....................         51
  1,475      *  INTERLOGIX, INC....................         54
    972      *  INTERMAGNETICS GENERAL CORP........         31
 10,936      *  INTERNAP NETWORK SERVICES CORP.....         36
127,394         INTERNATIONAL BUSINESS MACHINES
                  CORP.............................     14,396
    409      *  INTERNATIONAL FIBERCOM, INC........          1
  4,610      *  INTERNATIONAL RECTIFIER CORP.......        157
 13,180      *  INTERNET CAPITAL GROUP, INC........         26
  2,517      *  INTERNET SECURITY SYSTEMS, INC.....        122
  7,476      *  INTERSIL CORP (CLASS A)............        272
  5,600      *  INTERTRUST TECHNOLOGIES CORP.......          7
  2,307      *  INTERVOICE-BRITE, INC..............         25
     26      *  INTERWORLD CORP....................          0
  6,425      *  INTERWOVEN, INC....................        109
    862      *  INTRADO, INC.......................         15
  3,000      *  INTRAWARE, INC.....................          3
 12,632      *  INTUIT, INC........................        505
 20,400      *  IOMEGA CORP........................         49
  2,787      *  IRON MOUNTAIN, INC.................        125
    500      *  ITXC CORP..........................          4
  2,600      *  IVILLAGE, INC......................          4
  3,070      *  IXIA...............................         58
    500      *  IXYS CORP..........................          8
  7,207      *  J.D. EDWARDS & CO..................        102
     66      *  J2 GLOBAL COMMUNICATIONS, INC......          0

 SHARES                                              VALUE (000)
 ------                                              -----------
 10,880      *  JABIL CIRCUIT, INC.................   $    336
  4,700         JACK HENRY & ASSOCIATES, INC.......        146
  1,500      *  JDA SOFTWARE GROUP, INC............         25
 82,858      *  JDS UNIPHASE CORP..................      1,036
  1,522      *  JNI CORP...........................         21
 18,350      *  JUNIPER NETWORKS, INC..............        571
  2,000      *  JUNO ONLINE SERVICES, INC..........          3
  9,759      *  KANA SOFTWARE, INC.................         20
  3,974      *  KEANE, INC.........................         87
    600         KEITHLEY INSTRUMENTS, INC..........         13
  6,600      *  KEMET CORP.........................        131
  1,400      *  KEYNOTE SYSTEMS, INC...............         15
    569      *  KFORCE, INC........................          4
 13,589      *  KLA-TENCOR CORP....................        795
  4,700      *  KOPIN CORP.........................         57
  8,246      *  KPMG CONSULTING, INC...............        127
  1,000      *  KRONOS, INC........................         41
  3,600      *  KULICKE & SOFFA INDUSTRIES, INC....         62
  9,062      *  LAM RESEARCH CORP..................        269
  1,143      *  LANTRONIX, INC.....................         12
  6,522      *  LATTICE SEMICONDUCTOR CORP.........        159
     22      *  LCC INTERNATIONAL, INC (CLASS A)...          0
    800      *  LEARNING TREE INTERNATIONAL, INC...         18
    517      *  LECROY CORP........................         13
  6,600      *  LEGATO SYSTEMS, INC................        105
    500      *  LEVEL 8 SYSTEMS, INC...............          2
  9,416      *  LEXMARK INTERNATIONAL, INC.........        633
  7,622      *  LIBERATE TECHNOLOGIES..............         83
  1,888      *  LIGHTBRIDGE, INC...................         37
  1,100      *  LIGHTPATH TECHNOLOGIES, INC (CLASS
                  A)...............................         10
 23,300         LINEAR TECHNOLOGY CORP.............      1,030
 24,952      *  LSI LOGIC CORP.....................        469
  3,700      *  LTX CORP...........................         95
249,669         LUCENT TECHNOLOGIES, INC...........      1,548
  4,400      *  MACROMEDIA, INC....................         79
  2,952      *  MACROVISION CORP...................        202
  2,792      *  MAIL-WELL, INC.....................         12
  1,042      *  MANHATTAN ASSOCIATES, INC..........         41
  3,695      *  MANUGISTICS GROUP, INC.............         93
  1,100      *  MAPINFO CORP.......................         24
 12,695     b*  MARCHFIRST, INC....................          0
  1,200      *  MARIMBA, INC.......................          3
  1,650      *  MASTEC, INC........................         22
  2,162      *  MATRIXONE, INC.....................         50
 22,621      *  MAXIM INTEGRATED PRODUCTS, INC.....      1,000
 13,652      *  MAXTOR CORP........................         72
    400      *  MCAFEE.COM CORP....................          5
  1,444      *  MCDATA CORP (CLASS A)..............         25
    700      *  MCSI, INC..........................         11
  2,600      *  MEMC ELECTRONIC MATERIALS, INC.....         20
  4,800      *  MENTOR GRAPHICS CORP...............         84
     60      *  MERANT PLC (SPON ADR)..............          0
  1,352      *  MERCURY COMPUTER SYSTEMS, INC......         60
  5,318      *  MERCURY INTERACTIVE CORP...........        319
     20      *  MERISEL, INC.......................          0
    940      *  MERIX CORP.........................         16
    700      *  METASOLV, INC......................          6
    500      *  METAWAVE COMMUNICATIONS CORP.......          3
  2,400         METHODE ELECTRONICS, INC (CLASS
                  A)...............................         21
  2,275      *  METTLER-TOLEDO INTERNATIONAL,
                  INC..............................         98
  4,500      *  MICREL, INC........................        149
    746      *  MICRO GENERAL CORP.................         12
    800     b*  MICROAGE, INC......................          0
  9,577      *  MICROCHIP TECHNOLOGY, INC..........        320
  5,400      *  MICROMUSE, INC.....................        151
  2,200      *  MICRON ELECTRONICS, INC............          3
 39,507      *  MICRON TECHNOLOGY, INC.............      1,624
  1,007      *  MICROSEMI CORP.....................         71
320,340      *  MICROSOFT CORP.....................     23,385

                                       26
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
TECHNOLOGY--(CONTINUED)
  2,100      *  MICROSTRATEGY, INC.................   $      6
  1,666      *  MICROTUNE, INC.....................         37
    730      *  MICROVISION, INC...................         13
  2,400      *  MIPS TECHNOLOGIES, INC (CLASS A)...         42
    582      *  MIPS TECHNOLOGIES, INC (CLASS B)...          6
  1,434      *  MKS INSTRUMENTS, INC...............         41
 10,270         MOLEX, INC.........................        375
      4      *  MOMENTUM BUSINESS APPLICATIONS, INC
                  (CLASS A)........................          0
161,038         MOTOROLA, INC......................      2,667
  1,500      *  MP3.COM, INC.......................          7
  1,000      *  MRO SOFTWARE, INC..................         16
  4,900      *  MRV COMMUNICATIONS, INC............         46
  1,508         MTS SYSTEMS CORP...................         21
  1,972      *  MULTEX.COM, INC....................         32
    300      *  NANOMETRICS, INC...................          8
  2,331         NATIONAL DATA CORP.................         76
    500      *  NATIONAL PROCESSING, INC...........         14
 12,750      *  NATIONAL SEMICONDUCTOR CORP........        371
    864      *  NAVIGANT INTERNATIONAL, INC........         12
  1,200      *  NAVISITE, INC......................          2
  6,676      *  NCR CORP...........................        314
  1,300      *  NET PERCEPTIONS, INC...............          2
    800      *  NET2PHONE, INC.....................          5
  1,742      *  NETEGRITY, INC.....................         52
  2,676      *  NETIQ CORP.........................         84
  3,300      *  NETRO CORP.........................         14
  1,000      *  NETSCOUT SYSTEMS, INC..............          7
    300      *  NETSOL INTERNATIONAL, INC..........          1
     25      *  NETSOLVE, INC......................          0
 20,999      *  NETWORK APPLIANCE, INC.............        288
 10,199      *  NETWORK ASSOCIATES, INC............        127
    468      *  NETWORK EQUIPMENT TECHNOLOGIES,
                  INC..............................          1
  1,000      *  NETWORK PERIPHERALS, INC...........         12
  3,837      *  NEW FOCUS, INC.....................         32
  2,500         NEWPORT CORP.......................         66
  1,300      *  NEXT LEVEL COMMUNICATIONS, INC.....          9
  2,800      *  NMS COMMUNICATIONS CORP............         20
    775      *  NORTHFIELD LABORATORIES, INC.......         13
  4,350      *  NOVA CORP (GEORGIA)................        137
  1,000      *  NOVADIGM, INC......................         11
 23,700      *  NOVELL, INC........................        135
  9,847      *  NOVELLUS SYSTEMS, INC..............        559
  1,939      *  NUANCE COMMUNICATIONS, INC.........         35
  1,360      *  NUMERICAL TECHNOLOGIES, INC........         29
  3,500      *  NVIDIA CORP........................        325
  1,700      *  NYFIX, INC.........................         54
  3,700      *  OAK TECHNOLOGY, INC................         39
  2,300      *  ON SEMICONDUCTOR CORP..............         10
  7,312      *  ONI SYSTEMS CORP...................        204
  1,700      *  ONYX SOFTWARE CORP.................         14
 12,337      *  OPENWAVE SYSTEMS, INC..............        428
  8,470      *  OPLINK COMMUNICATIONS, INC.........         32
    600      *  OPNET TECHNOLOGIES, INC............         11
307,857      *  ORACLE CORP........................      5,849
    400      *  OTG SOFTWARE, INC..................          3
    966      *  P-COM, INC.........................          1
  1,300      *  PACKETEER, INC.....................         16
 41,572      *  PALM, INC..........................        252
 19,364      *  PARAMETRIC TECHNOLOGY CORP.........        271
  1,250         PARK ELECTROCHEMICAL CORP..........         33
  2,975      *  PAXAR CORP.........................         43
  2,900      *  PAXSON COMMUNICATIONS CORP.........         39
 23,313         PAYCHEX, INC.......................        933
    900      *  PC-TEL, INC........................          8
    200      *  PEC SOLUTIONS, INC.................          4
  1,600      *  PEGASUS SOLUTIONS, INC.............         18
 18,595      *  PEOPLESOFT, INC....................        915

 SHARES                                              VALUE (000)
 ------                                              -----------
 10,236      *  PEREGRINE SYSTEMS, INC.............   $    297
  1,400      *  PERICOM SEMICONDUCTOR CORP.........         22
  4,300      *  PEROT SYSTEMS CORP (CLASS A).......         78
  1,700      *  PHOENIX TECHNOLOGIES LTD...........         25
  1,800      *  PHOTRONICS, INC....................         46
  4,200     b*  PHYSICIAN COMPUTER NETWORK, INC....          0
  2,793      *  PICTURETEL CORP....................         16
  2,019         PIONEER-STANDARD ELECTRONICS,
                  INC..............................         26
  1,590      *  PIXELWORKS, INC....................         57
    756      *  PLANAR SYSTEMS, INC................         20
  2,699      *  PLANTRONICS, INC...................         62
  3,100      *  PLEXUS CORP........................        102
  1,200      *  PLX TECHNOLOGY, INC................         10
 12,027      *  PMC-SIERRA, INC....................        374
  6,019      *  POLYCOM, INC.......................        139
  7,300      *  PORTAL SOFTWARE, INC...............         30
    458      *  POWELL INDUSTRIES , INC............         14
  1,900      *  POWER INTEGRATIONS, INC............         30
  4,257      *  POWERWAVE TECHNOLOGIES, INC........         62
  1,600      *  PRI AUTOMATION, INC................         30
  1,000      *  PROBUSINESS SERVICES, INC..........         27
  1,500      *  PRODIGY COMMUNICATIONS CORP (CLASS
                  A)...............................          9
  2,850      *  PROFIT RECOVERY GROUP
                  INTERNATIONAL....................         33
  2,231      *  PROGRESS SOFTWARE CORP.............         36
  2,427      *  PROTON ENERGY SYSTEMS..............         29
  1,900      *  PROXIM, INC........................         27
  2,500      *  PUMATECH, INC......................          8
  1,900      *  PURCHASEPRO.COM, INC...............          3
  6,755      *  QLOGIC CORP........................        435
  1,050      *  QRS CORP...........................         17
 55,508      *  QUALCOMM, INC......................      3,246
 16,876      *  QUANTUM CORP-DLT & STORAGE SYSTEMS
                  GROUP............................        170
  2,397      *  QUEST SOFTWARE, INC................         90
     84      *  QUICKLOGIC CORP....................          1
  1,000     b*  QUINTUS CORP.......................          0
    449         QUIXOTE CORP.......................         13
     32     b*  QUOKKA SPORTS, INC.................          0
  1,100      *  RADIANT SYSTEMS, INC...............         18
  1,000      *  RADISYS CORP.......................         23
  1,400      *  RAINBOW TECHNOLOGIES, INC..........          8
  5,900      *  RAMBUS, INC........................         73
 14,797      *  RATIONAL SOFTWARE CORP.............        415
  3,400      *  RAZORFISH, INC (CLASS A)...........          2
  8,725      *  READ-RITE CORP.....................         46
  6,483      *  REALNETWORKS, INC..................         76
  2,416      *  RED HAT, INC.......................         10
  9,318      *  REDBACK NETWORKS, INC..............         83
  1,248      *  REGISTER.COM, INC..................         19
  2,000      *  REMEDY CORP........................         70
    573      *  RENAISSANCE LEARNING, INC..........         29
    700      *  RESEARCH FRONTIERS, INC............         19
  3,330      *  RETEK, INC.........................        160
  4,014         REYNOLDS & REYNOLDS CO (CLASS A)...         88
  9,540      *  RF MICRO DEVICES, INC..............        257
    772      *  RIVERSTONE NETWORKS, INC...........         15
  1,721      *  ROBOTIC VISION SYSTEMS, INC........          3
  1,100         ROGERS CORP........................         29
  1,218      *  ROXIO, INC.........................         16
  4,200      *  RSA SECURITY, INC..................        130
    688      *  RUDOLPH TECHNOLOGIES, INC..........         32
  4,400      *  S1 CORP............................         62
  1,774      *  SABA SOFTWARE, INC.................         29
  9,000      *  SAFEGUARD SCIENTIFICS, INC.........         46
  1,900      *  SAGA SYSTEMS, INC ESCROW...........          0
  1,200      *  SANCHEZ COMPUTER ASSOCIATES, INC...         16
  4,983      *  SANDISK CORP.......................        139
 23,434      *  SANMINA CORP.......................        549
  5,600      *  SAPIENT CORP.......................         55

                                       27
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
TECHNOLOGY--(CONTINUED)
    500      *  SATCON TECHNOLOGY CORP.............   $      5
  2,442      *  SAWTEK, INC........................         57
    900      *  SBS TECHNOLOGIES, INC..............         17
    418      *  SCANSOURSE, INC....................         20
 10,272      *  SCI SYSTEMS, INC...................        262
 11,966         SCIENTIFIC-ATLANTA, INC............        486
  1,300      *  SCM MICROSYSTEMS, INC..............         14
  1,300      *  SEACHANGE INTERNATIONAL, INC.......         23
 16,448      *  SEAGATE TECHNOLOGY.................          0
  2,000      *  SECURE COMPUTING CORP..............         31
  2,015      *  SEEBEYOND TECHNOLOGY CORP..........         24
    300      *  SELECTICA, INC.....................          1
  1,100      *  SEMITOOL, INC......................         13
  4,548      *  SEMTECH CORP.......................        136
  5,400      *  SENSORMATIC ELECTRONICS CORP.......         92
  1,100      *  SERENA SOFTWARE, INC...............         40
 27,010      *  SIEBEL SYSTEMS, INC................      1,267
  1,295      *  SIGNASOFT CORP.....................         15
 14,700      *  SILICON GRAPHICS, INC..............         20
  2,400      *  SILICON IMAGE, INC.................         12
    300      *  SILICON LABRATORIES, INC...........          7
  5,900      *  SILICON STORAGE TECHNOLOGY, INC....         60
    500      *  SILICONIX, INC.....................         16
  1,600      *  SIPEX CORP.........................         24
  3,700      *  SITEL CORP.........................          6
     62      *  SMARTSERV ONLINE, INC..............          1
  1,419      *  SOFTNET SYSTEMS, INC...............          3
 45,519      *  SOLECTRON CORP.....................        833
  2,000      *  SOMERA COMMUNICATIONS, INC.........         14
  6,700      *  SONICBLUE, INC.....................         22
  2,888      *  SONICWALL, INC.....................         73
 11,145      *  SONUS NETWORKS, INC................        260
    900      *  SORRENTO NETWORKS CORP.............         11
    200      *  SPECTRA-PHYSICS, INC...............          5
    800      *  SPECTRALINK CORP...................         10
    841      *  SPECTRIAN CORP.....................         13
  1,766      *  SPEECHWORKS INTERNATIONAL, INC.....         28
    900      *  SPSS, INC..........................         14
  1,100      *  STANDARD MICROSYSTEMS CORP.........         20
    300      *  STANFORD MICRODEVICES, INC.........          5
  3,700      *  STARBASE CORP......................         14
  2,800      *  STARMEDIA NETWORK, INC.............          5
  7,200      *  STORAGE TECHNOLOGY CORP............         99
  4,277      *  STORAGENETWORKS, INC...............         73
  3,927      *  STRATOS LIGHTWAVE, INC.............         51
  2,731      *  STRUCTURAL DYNAMICS RESEARCH
                  CORP.............................         67
238,753      *  SUN MICROSYSTEMS, INC..............      3,753
 19,684      *  SUNGARD DATA SYSTEMS, INC..........        591
    500      *  SUPERTEX, INC......................          6
  2,000      *  SVI SOLUTIONS,INC..................          2
  8,479      *  SYBASE, INC........................        139
 10,139      *  SYCAMORE NETWORKS, INC.............         94
  1,700      *  SYKES ENTERPRISES, INC.............         19
  5,450      *  SYMANTEC CORP......................        238
 16,601         SYMBOL TECHNOLOGIES, INC...........        369
  1,700      *  SYMMETRICOM, INC...................         25
  4,473      *  SYNOPSYS, INC......................        216
    800      *  SYNTEL, INC........................          6
  2,600      *  SYSTEMS & COMPUTER TECHNOLOGY
                  CORP.............................         24
  4,500      *  SYSTEMSOFT CORP....................          0
  2,200      *  TAKE-TWO INTERACTIVE SOFTWARE,
                  INC..............................         41
  3,730      *  TECH DATA CORP.....................        124
  1,800         TECHNITROL, INC....................         47
  1,142      *  TECHNOLOGY SOLUTIONS CO............          2
  3,400      *  TEKELEC............................         92
  6,200      *  TEKTRONIX, INC.....................        168
    200      *  TELESCAN, INC......................          0
 29,995      *  TELLABS, INC.......................        581

 SHARES                                              VALUE (000)
 ------                                              -----------
    656      *  TELLIUM INC........................   $     12
 12,778      *  TERADYNE, INC......................        423
  3,300      *  TERAYON COMMUNICATION SYSTEMS,
                  INC..............................         20
127,235         TEXAS INSTRUMENTS, INC.............      4,008
    800      *  THERMA-WAVE, INC...................         15
  1,600      *  THREE-FIVE SYSTEMS, INC............         29
  4,483      *  TIBCO SOFTWARE, INC................         57
  3,629      *  TITAN CORP.........................         83
  1,200      *  TIVO, INC..........................          7
  1,000      *  TOLLGRADE COMMUNICATIONS, INC......         29
  2,800         TOTAL SYSTEM SERVICES, INC.........         80
  2,500      *  TRANSACTION SYSTEMS ARCHITECTS,
                  INC..............................         39
  6,761      *  TRANSMETA CORP.....................         38
  6,200      *  TRANSWITCH CORP....................         68
    129      *  TRICORD SYSTEMS, INC...............          0
  1,800      *  TRIMBLE NAVIGATION LTD.............         35
  1,136      *  TRIPATH TECHNOLOGY, INC............         10
  5,782      *  TRIQUINT SEMICONDUCTOR, INC........        130
  1,600      *  TRIZETTO GROUP, INC................         15
    500      *  TURNSTONE SYSTEMS, INC.............          4
  2,100      *  TUT SYSTEMS, INC...................          3
  3,300      *  UCAR INTERNATIONAL, INC............         39
    640      *  ULTICOM, INC.......................         22
    500      *  ULTIMATE ELECTRONICS, INC..........         16
  1,453      *  ULTRATECH STEPPER, INC.............         37
    400      *  UNIGRAPHICS SOLUTIONS, INC.........         13
 23,214      *  UNISYS CORP........................        341
    920         UNITED INDUSTRIAL CORP.............         15
  1,000      *  UNIVERSAL ACCESS, INC..............          6
  1,000      *  UNIVERSAL DISPLAY CORP.............         20
    195     b*  US INTERACTIVE, INC................          0
  3,025     b*  U.S. OFFICE PRODUCTS CO............          0
    900      *  U.S. WIRELESS CORP.................          3
  2,400      *  USINTERNETWORKING, INC.............          3
  2,598      *  UTSTARCOM, INC.....................         61
  1,000      *  VA LINUX SYSTEMS, INC..............          4
  2,500      *  VARIAN SEMICONDUCTOR EQUIPMENT
                  ASSOCIATES.......................        105
  1,800      *  VEECO INSTRUMENTS, INC.............         72
 14,724      *  VERISIGN, INC......................        884
 29,183      *  VERITAS SOFTWARE CORP..............      1,942
  2,117      *  VERITY, INC........................         42
  1,200      *  VERSATA, INC.......................          1
  4,981      *  VERTICALNET, INC...................         12
  3,300      *  VIASYSTEMS GROUP, INC..............         10
  1,500      *  VICOR CORP.........................         24
  2,200      *  VIEWPOINT CORP.....................         19
 17,793      *  VIGNETTE CORP......................        158
  3,632      *  VIRATA CORP........................         43
  8,797      *  VISHAY INTERTECHNOLOGY, INC........        202
  2,500      *  VISUAL NETWORKS, INC...............         22
 13,836      *  VITESSE SEMICONDUCTOR CORP.........        291
  5,000      *  VITRIA TECHNOLOGY, INC.............         17
    500      *  VOLT INFORMATION SCIENCES, INC.....          9
  2,900         WALLACE COMPUTER SERVICES, INC.....         48
  1,000      *  WATCHGUARD TECHNOLOGIES, INC.......         10
  3,900      *  WAVE SYSTEMS CORP (CLASS A)........         21
  1,242      *  WEBEX COMMUNICATIONS, INC..........         33
  1,684      *  WEBMETHODS, INC....................         36
  1,084      *  WEBSENSE, INC......................         22
 15,504      *  WEBVAN GROUP, INC..................          1
  1,000      *  WESCO INTERNATIONAL, INC...........          9
    564      *  WESTELL TECHNOLOGIES, INC (CLASS
                  A)...............................          1
 13,400      *  WESTERN DIGITAL CORP...............         54
  3,645      *  WESTERN MULTIPLEX CORP (CLASS A)...         25
    563      *  WILSON GREATBATCH TECHNOLOGIES,
                  INC..............................         16
  4,763      *  WIND RIVER SYSTEMS, INC............         83
  1,300      *  WIRELESS FACILITIES, INC...........          8
    700         WOODHEAD INDUSTRIES, INC...........         12

                                       28
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
TECHNOLOGY--(CONTINUED)
     13      *  WORKFLOW MANAGEMENT, INC...........   $      0
 22,894      *  XILINX, INC........................        944
  3,100      *  XYBERNAUT CORP.....................         15
 24,516      *  YAHOO!, INC........................        490
  1,900      *  ZEBRA TECHNOLOGIES CORP (CLASS
                  A)...............................         93
      7      *  ZENGINE, INC.......................          0
  1,200      *  ZIXIT CORP.........................         11
  1,400      *  ZORAN CORP.........................         42
  1,200      *  ZYGO CORP..........................         27
                                                      --------
                TOTAL TECHNOLOGY...................    177,354
                                                      --------
TRANSPORTATION--1.07%
  3,500         AIRBORNE, INC......................         41
  4,500      *  AIRTRAN HOLDINGS, INC..............         47
  1,900      *  ALASKA AIR GROUP, INC..............         55
  2,500      *  AMERICA WEST HOLDINGS CORP (CLASS
                  B)...............................         25
 11,300      *  AMR CORP...........................        408
  1,100      *  ARKANSAS BEST CORP.................         25
  1,800         ARNOLD INDUSTRIES, INC.............         35
  2,500      *  ATLANTIC COAST AIRLINES HOLDINGS,
                  INC..............................         75
  1,100      *  ATLAS AIR WORLDWIDE HOLDINGS,
                  INC..............................         16
  1,950      *  BE AEROSPACE, INC..................         37
 28,715         BURLINGTON NORTHERN SANTA FE
                  CORP.............................        866
  4,871         C.H. ROBINSON WORLDWIDE, INC.......        136
  3,700         CNF, INC...........................        105
     50      *  CONSOLIDATED FREIGHTWAYS CORP......          0
  3,881      *  CONTINENTAL AIRLINES, INC (CLASS
                  B)...............................        191
 15,642         CSX CORP...........................        567
  9,023         DELTA AIR LINES, INC...............        398
  2,100      *  EGL, INC...........................         37
  3,465         EXPEDITORS INTERNATIONAL OF
                  WASHINGTON.......................        208
 22,459      *  FEDEX CORP.........................        903
  1,140         FLORIDA EAST COAST INDUSTRIES, INC
                  (CLASS A)........................         40
  1,000      *  FORWARD AIR CORP...................         30
  1,950      *  FRONTIER AIRLINES, INC.............         24
  1,096      *  HEARTLAND EXPRESS, INC.............         25
  1,126      *  HUNT (J.B.) TRANSPORT SERVICES,
                  INC..............................         21
  4,550      *  KANSAS CITY SOUTHERN INDUSTRIES,
                  INC..............................         72
    750      *  KNIGHT TRANSPORTATION, INC.........         15
    700      *  LANDSTAR SYSTEM, INC...............         48
    700      *  M.S. CARRIERS, INC.................         21
  2,151      *  MESA AIR GROUP, INC................         27
    600      *  MESABA HOLDINGS, INC...............          6
    800      *  MIDWEST EXPRESS HOLDINGS, INC......         14
 28,197         NORFOLK SOUTHERN CORP..............        584
  3,468      *  NORTHWEST AIRLINES CORP (CLASS
                  A)...............................         88
  1,900         OVERSEAS SHIPHOLDING GROUP, INC....         58
  1,221      *  RAILAMERICA, INC...................         14
  1,100         ROADWAY CORP.......................         26
  3,857         RYDER SYSTEM, INC..................         76
  9,741      *  SABRE HOLDINGS CORP................        487
  2,400         SHURGARD STORAGE CENTERS, INC
                  (CLASS A)........................         75
  3,600         SKYWEST, INC.......................        101
 55,829         SOUTHWEST AIRLINES CO..............      1,032
  3,275      *  SWIFT TRANSPORTATION CO, INC.......         63
  4,700      *  U.S. AIRWAYS GROUP, INC............        114
  3,900         UAL CORP...........................        137
 18,170         UNION PACIFIC CORP.................        998
 16,929         UNITED PARCEL SERVICE, INC (CLASS
                  B)...............................        978
  2,100         USFREIGHTWAYS CORP.................         62
  2,150         WERNER ENTERPRISES, INC............         52
  3,200      *  WISCONSIN CENTRAL TRANSPORTATION
                  CORP.............................         54
    900      *  XTRA CORP..........................         45
  1,900      *  YELLOW CORP........................         36
                                                      --------
                TOTAL TRANSPORTATION...............      9,598
                                                      --------

 SHARES                                              VALUE (000)
 ------                                              -----------
UTILITIES--9.21%
  2,200      *  ADELPHIA BUSINESS SOLUTIONS, INC...   $      9
  4,300     b*  ADVANCED RADIO TELECOM CORP........          0
 31,317      *  AES CORP...........................      1,348
  4,100         AGL RESOURCES, INC.................         97
    700      *  AIRGATE PCS, INC...................         36
  5,002      *  ALAMOSA HOLDINGS, INC..............         82
    700      *  ALASKA COMMUNICATIONS SYSTEMS
                  GROUP, INC.......................          6
  9,141         ALLEGHENY ENERGY, INC..............        441
  6,033      *  ALLEGIANCE TELECOM, INC............         90
  1,866      *  ALLEN TELECOM, INC.................         28
  5,600         ALLETE, INC........................        126
  5,792         ALLIANT ENERGY CORP................        169
 22,948         ALLTEL CORP........................      1,406
 10,063         AMEREN CORP........................        430
 23,614         AMERICAN ELECTRIC POWER CO, INC....      1,090
 12,372      *  AMERICAN TOWER CORP (CLASS A)......        256
  1,286      *  AQUILA, INC........................         32
  8,287      *  ARCH WIRELESS, INC.................          1
  7,950      *  ARCH WIRELESS, INC WTS 09/01/01....          0
251,805         A T & T CORP.......................      5,540
  3,171      *  A T & T LATIN AMERICA CORP (CLASS
                  A)...............................         16
 58,916      *  A T & T WIRELESS GROUP.............        963
  2,902         ATMOS ENERGY CORP..................         71
  3,500         AVISTA CORP........................         70
    539         BANGOR HYDRO-ELECTRIC CO...........         14
137,300         BELLSOUTH CORP.....................      5,529
  1,800         BLACK HILLS CORP...................         72
 15,986      *  BROADWING, INC.....................        391
 21,892      *  CALPINE CORP.......................        828
    800         CASCADE NATURAL GAS CORP...........         17
    500      *  CENTENNIAL COMMUNICATIONS CORP.....          7
    846         CENTRAL VERMONT PUBLIC SERVICE
                  CORP.............................         16
 10,372         CENTURYTEL, INC....................        314
  1,300         CH ENERGY GROUP, INC...............         57
    520      *  CHILES OFFSHORE, INC...............          9
    900      *  CHOICE ONE COMMUNICATIONS, INC.....          6
 11,653         CINERGY CORP.......................        407
 19,780      *  CITIZENS COMMUNICATIONS CO.........        238
  3,085         CLECO CORP.........................         70
  9,700         CMS ENERGY CORP....................        270
    800      *  COMMONWEALTH TELEPHONE ENTERPRISES,
                  INC..............................         34
  6,225         CONECTIV, INC......................        134
    371         CONNECTICUT WATER SERVICE, INC.....         13
 15,562         CONSOLIDATED EDISON, INC...........        619
 12,003         CONSTELLATION ENERGY GROUP, INC....        511
 13,841      *  CROWN CASTLE INTERNATIONAL CORP....        227
  1,200         CT COMMUNICATIONS, INC.............         22
     57      *  CTC COMMUNICATIONS GROUP, INC......          0
  2,000      *  DOBSON COMMUNICATIONS CORP (CLASS
                  A)...............................         34
 18,135         DOMINION RESOURCES, INC............      1,090
  9,411         DPL, INC...........................        273
  4,200         DQE, INC...........................         95
 12,581         DTE ENERGY CO......................        584
 56,582         DUKE ENERGY CORP...................      2,207
 17,563         DYNEGY, INC (CLASS A)..............        817
  8,900     b*  E.SPIRE COMMUNICATIONS, INC........          1
 23,931      *  EDISON INTERNATIONAL...............        267
 37,322         EL PASO CORP.......................      1,961
  3,900      *  EL PASO ELECTRIC CO................         62
  1,600      *  ELECTRIC LIGHTWAVE (CLASS A).......          2
  1,600         EMPIRE DISTRICT ELECTRIC CO........         33
  2,200         ENERGEN CORP.......................         61
  8,544         ENERGY EAST CORP...................        179
 54,746         ENRON CORP.........................      2,683
 14,018         ENTERGY CORP.......................        538
  4,906         EQUITABLE RESOURCES, INC...........        163

                                       29
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
UTILITIES--(CONTINUED)
 23,489         EXELON CORP........................   $  1,506
  1,000      *  FIBERNET TELECOM GROUP, INC........          1
 16,418         FIRSTENERGY CORP...................        528
  1,200      *  FOCAL COMMUNICATIONS CORP..........          3
 13,347         FPL GROUP, INC.....................        804
  3,022      *  GENERAL COMMUNICATION, INC (CLASS
                  A)...............................         37
 17,200     b*  GEOTEK COMMUNICATIONS, INC.........          0
 17,400      *  GLOBAL TELESYSTEMS, INC............          3
  2,100      *  GOAMERICA, INC.....................          4
    500      *  GOLDEN TELECOM, INC................          7
  8,278         GPU, INC...........................        291
  2,400         HAWAIIAN ELECTRIC INDUSTRIES,
                  INC..............................         92
  1,000         HICKORY TECH CORP..................         16
  4,700     b*  ICG COMMUNICATIONS, INC............          0
  2,800         IDACORP, INC.......................         98
  1,708      *  IDT CORP...........................         23
  1,600      *  IDT CORP (CLASS B).................         18
  1,600      *  ILLUMINET HOLDINGS, INC............         50
    900      *  IMPSAT FIBER NETWORKS, INC.........          2
  4,000      *  INTERMEDIA COMMUNICATIONS, INC.....         60
  2,613      *  ITC DELTACOM, INC..................         10
  4,700         KANSAS CITY POWER & LIGHT CO.......        115
 10,066         KEYSPAN CORP.......................        367
  6,098         KINDER MORGAN, INC.................        306
  1,474      *  L-3 COMMUNICATIONS HOLDINGS, INC...        112
  1,500         LACLEDE GAS CO.....................         38
  2,109      *  LEAP WIRELESS INTERNATIONAL, INC...         64
 22,000      *  LEVEL 3 COMMUNICATIONS, INC........        121
  1,200         MADISON GAS & ELECTRIC CO..........         33
 39,467      *  MCLEODUSA, INC (CLASS A)...........        181
  4,900         MDU RESOURCES GROUP, INC...........        155
  5,500      *  METROCALL, INC.....................          0
 28,694      *  METROMEDIA FIBER NETWORK, INC
                  (CLASS A)........................         59
    370         MIDDLESEX WATER CO.................         13
 24,885      *  MIRANT CORP........................        856
  7,800      *  MONTANA POWER CO...................         90
  3,200      *  MOTIENT CORP.......................          3
  2,943         NATIONAL FUEL GAS CO...............        153
    500      *  NEON COMMUNICATIONS, INC...........          3
    800      *  NETWORK PLUS CORP..................          2
  1,300         NEW JERSEY RESOURCES CORP..........         59
  3,260      *  NEWPOWER HOLDINGS, INC.............         29
 37,839      *  NEXTEL COMMUNICATIONS, INC (CLASS
                  A)...............................        662
  2,800      *  NEXTEL PARTNERS, INC (CLASS A).....         43
 10,994      *  NIAGARA MOHAWK HOLDINGS, INC.......        194
  3,400         NICOR, INC.........................        133
 14,952         NISOURCE, INC......................        409
  2,809      *  NISOURCE, INC (SAILS)..............          7
  1,000         NORTH PITTSBURGH SYSTEMS, INC......         16
 10,415         NORTHEAST UTILITIES................        216
  5,900     b*  NORTHPOINT COMMUNICATIONS GROUP,
                  INC..............................          0
  1,650         NORTHWEST NATURAL GAS CO...........         41
  1,800         NORTHWESTERN CORP..................         40
  3,724      *  NRG ENERGY, INC....................         82
  3,896         NSTAR..............................        166
  1,200      *  NTELOS, INC........................         36
 12,452      *  NTL, INC...........................        150
  1,000         NUI CORP...........................         23
  5,800         OGE ENERGY CORP....................        131
  3,890         ONEOK, INC.........................         77
  2,060      *  ORION POWER HOLDINGS...............         49
  1,800         OTTER TAIL CORP....................         50
  2,700         PEOPLES ENERGY CORP................        109
  1,637      *  PETROQUEST ENERGY, INC.............         11
 28,378      *  P G & E CORP.......................        318
  2,248         PIEDMONT NATURAL GAS CO, INC.......         80
  2,900      *  PINNACLE HOLDINGS, INC.............         17
  6,211         PINNACLE WEST CAPITAL CORP.........        294

 SHARES                                              VALUE (000)
 ------                                              -----------
  7,569         POTOMAC ELECTRIC POWER CO..........   $    158
 10,699         PPL CORP...........................        588
  3,300      *  PRICE COMMUNICATIONS CORP..........         67
  2,900      *  PRIMUS TELECOMMUNICATIONS GROUP,
                  INC..............................          2
 15,100         PROGRESS ENERGY, INC...............        678
  5,000      *  PROGRESS ENERGY, INC...............          2
 11,272     b*  PSINET, INC........................          1
  2,868         PUBLIC SERVICE CO OF NEW MEXICO....         92
 15,245         PUBLIC SERVICE ENTERPRISE GROUP,
                  INC..............................        745
  6,354         PUGENT ENERGY, INC.................        166
  5,611         QUESTAR CORP.......................        139
    590      *  QUICKSILVER RESOURCES, INC.........         11
 98,755         QWEST COMMUNICATIONS INTERNATIONAL,
                  INC..............................      3,147
  2,142      *  RCN CORP...........................         12
 19,003         RELIANT ENERGY, INC................        612
  3,809      *  RELIANT RESOURCES, INC.............         94
  2,600         RGS ENERGY GROUP, INC..............         98
  3,600      *  RHYTHMS NETCONNECTIONS, INC........          0
    576      *  RURAL CELLULAR CORP (CLASS A)......         26
  2,806      *  SBA COMMUNICATIONS CORP............         69
246,909         SBC COMMUNICATIONS, INC............      9,891
  7,676         SCANA CORP.........................        218
  1,200         SEMCO ENERGY, INC..................         18
 15,097         SEMPRA ENERGY......................        413
  5,900      *  SIERRA PACIFIC RESOURCES (NEW).....         94
  2,400      *  SMARTALK TELESERVICES, INC.........          0
    900         SOUTH JERSEY INDUSTRIES, INC.......         28
 50,144         SOUTHERN CO........................      1,166
  2,300      *  SOUTHERN UNION CO..................         47
  2,132         SOUTHWEST GAS CORP.................         50
  1,900      *  SOUTHWESTERN ENERGY CO.............         23
  4,500      *  SPECTRASITE HOLDINGS, INC..........         33
 52,167         SPRINT CORP (FON GROUP)............      1,114
 47,451      *  SPRINT CORP (PCS GROUP)............      1,146
    824      *  SUPERIOR TELECOM, INC..............          2
     34      *  TALK AMERICA HOLDINGS, INC.........          0
  9,900         TECO ENERGY, INC...................        302
  4,227      *  TELECORP PCS, INC (CLASS A)........         82
  3,758         TELEPHONE & DATA SYSTEMS, INC......        409
  2,400     b*  TELIGENT, INC (CLASS A)............          1
  4,214      *  TIME WARNER TELECOM, INC (CLASS
                  A)...............................        141
  2,562      *  TRITON PCS HOLDINGS, INC (CLASS
                  A)...............................        105
 18,830         TXU CORP...........................        907
  1,100      *  U.S. CELLULAR CORP.................         63
  3,177      *  UBIQUITEL, INC.....................         24
  2,137         UGI CORP...........................         58
    939         UIL HOLDINGS CORP..................         46
  2,300         UNISOURCE ENERGY CORP HOLDING CO...         53
  2,222      *  U.S. UNWIRED, INC (CLASS A)........         24
    600     b*  USN COMMUNICATIONS, INC............          0
  8,244         UTILICORP UNITED, INC..............        252
    424      *  VAST SOLUTIONS, INC (CLASS B1).....          0
    424      *  VAST SOLUTIONS, INC (CLASS B2).....          0
    424      *  VAST SOLUTIONS, INC (CLASS B3).....          0
  5,033         VECTREN CORP.......................        104
198,253         VERIZON COMMUNICATIONS, INC........     10,607
    900     b*  VIATEL, INC........................          0
  4,100     b*  WEBLINK WIRELESS, INC (CLASS A)....          0
  1,307      *  WEST CORP..........................         29
  1,500         WESTERN GAS RESOURCES, INC.........         49
  5,900         WESTERN RESOURCES, INC.............        127
  4,400      *  WESTERN WIRELESS CORP (CLASS A)....        189
  3,500         WGL HOLDINGS, INC..................         95
 32,772      *  WILLIAMS COMMUNICATIONS GROUP,
                  INC..............................         97
 32,902         WILLIAMS COS, INC..................      1,084
  6,450     b*  WINSTAR COMMUNICATIONS, INC........          0
  8,186         WISCONSIN ENERGY CORP..............        195
  4,400     b*  WORLD ACCESS, INC..................          0

                                       30
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                                              VALUE (000)
 ------                                              -----------
UTILITIES--(CONTINUED)
  8,628         WORLDCOM, INC (MCI GROUP)..........   $    139
211,748      *  WORLDCOM, INC (WORLDCOM GROUP).....      3,007
  2,000         WPS RESOURCES CORP.................         71
 25,157         XCEL ENERGY, INC...................        716
 18,756      *  XO COMMUNICATIONS, INC (CLASS A)...         36
                                                      --------
                TOTAL UTILITIES....................     82,790
                                                      --------
                TOTAL COMMON STOCK
                  (Cost $729,526,322)..............    895,740
                                                      --------

PRINCIPAL
---------
SHORT TERM INVESTMENTS--$0.39%
U.S. GOVERNMENT AND AGENCIES--0.39%
2,075,000         FEDERAL HOME LOAN BANK (FHLB)
                    394.00% 07/02/01................       2,075
  315,000         FEDERAL HOME LOAN MORTGAGE CORP
                    (FHLMC)
                    390.00% 07/03/01................         315

PRINCIPAL                                             VALUE (000)
---------                                             -----------
$1,100,000        FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION (FNMA)
                    381.00% 07/18/01................   $   1,098
                                                       ---------
                  TOTAL U.S. GOVERNMENT AND
                    AGENCIES........................       3,488
                                                       ---------
                  TOTAL SHORT TERM INVESTMENTS
                    (Cost $3,487,725)...............       3,488
                                                       ---------
                  TOTAL PORTFOLIO--100.10%
                    (Cost $733,184,915).............     899,350
                  OTHER ASSETS & LIABILITIES,
                    NET--(0.10)%....................        (910)
                                                       ---------
                  NET ASSETS--100.00%...............   $ 898,440
                                                       =========

---------------
*  Non-income producing
b  In bankruptcy

                                       31
                       SEE NOTES TO FINANCIAL STATEMENTS.

                                   [ENVELOPE]
[TIAA LOGO]
730 Third Avenue
New York, NY 10017-3206


                                   [PRESORTED
                                    STANDARD
                               U.S. POSTAGE PAID
                                   TIAA-CREF]

[RECYCLED LOGO] Printed on recycled paper
VA-1SAFIN-8/01